N-CSRS

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-07322

The Integrity Funds

(Exact name of registrant as specified in charter)

1 Main Street North, Minot, ND	58703
(Address of principal offices)	(Zip code)

Brent Wheeler and/or Kevin Flagstad, PO Box 500, Minot, ND 58702

(Name and address of agent for service)

Registrant’s telephone number, including area code: 701-852-5292

Date of fiscal year end: July 31

Date of reporting period: January 31, 2026

Item 1. Reports to Stockholders

Integrity Dividend Harvest Fund Class A / IDIVX	This semi-annual shareholder report contains important information about the Integrity Dividend Harvest Fund. Period covered: August 1, 2025 through January 31, 2026
SEMI-ANNUAL SHAREHOLDER REPORT The Integrity Funds January 31, 2026	You can find additional information about the Fund at www.integrityvikingfunds.com/documents or by calling us at (800) 276-1262.

What were the Fund costs for the last six months? (Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class A	$51	0.95%

^Annualized

What are some key Fund statistics?

(as of January 31, 2026)

Total Net Assets (Millions)	$631
Number of Holdings	60
Annual Portfolio Turnover	13%
Distribution Rate @ NAV	3.48%
Beta	0.70
30-Day SEC Yield (IDIVX)	2.21%

   What did the Fund invest in?

   (as of January 31, 2026)

Sectors	% Net Assets
Financials	17.6
Information Technology	15.8
Consumer Staples	15.0
Health Care	12.1
Energy	11.5
Utilities	10.8
Consumer Discretionary	6.6
Communication Services	4.8
Industrials	4.1
Cash Equivalents and Other	1.7

Top 10 Holdings	% Net Assets
Broadcom Inc	4.99
NextEra Energy Inc	4.04
TC Energy Corp	4.00
Corning Inc	3.76
Chevron Corp	3.36
PepsiCo Inc	3.12
Bristol Myers Squibb Co	2.70
Morgan Stanley	2.61
Entergy Corp	2.58
AbbVie Inc	2.58

Additional Fund Statistics Information

Distribution Rate is an annualized rate of dividend distributions for shareholders taking dividends in cash based on actual dividend distributions and actual number of days in the distribution period.

Beta is a volatility measure of the percentage price change of the Fund given a one percent change in a representative market index. The Beta value is determined by comparing the weekly price movements of the Fund and the S&P 500 Index over the last five years.

SEC yield of a fund is a standardized calculation of the fund's yield. This allows investors to compare funds from different issuers. The SEC yield listed is subsidized, which means it reflects income earned during a 30-day period after the deduction of the fund's net expenses. The yield is net of expense waivers and reimbursements.

Where can I find additional information about the Fund?

Additional information is available on the Fund's website, including…

     • Prospectus      • Financial information      • Portfolio Holdings      • Proxy voting information      • Updated performance information

Website address: www.integrityvikingfunds.com/documents

Integrity Dividend Harvest Fund Class C / IDHCX	This semi-annual shareholder report contains important information about the Integrity Dividend Harvest Fund. Period covered: August 1, 2025 through January 31, 2026
SEMI-ANNUAL SHAREHOLDER REPORT The Integrity Funds January 31, 2026	You can find additional information about the Fund at www.integrityvikingfunds.com/documents or by calling us at (800) 276-1262.

What were the Fund costs for the last six months? (Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class C	$92	1.70%

^Annualized

What are some key Fund statistics?

(as of January 31, 2026)

Total Net Assets (Millions)	$631
Number of Holdings	60
Annual Portfolio Turnover	13%
Distribution Rate	2.77%
Beta	0.70
30-Day SEC Yield (IDHCX)	1.65%

   What did the Fund invest in?

   (as of January 31, 2026)

Sectors	% Net Assets
Financials	17.6
Information Technology	15.8
Consumer Staples	15.0
Health Care	12.1
Energy	11.5
Utilities	10.8
Consumer Discretionary	6.6
Communication Services	4.8
Industrials	4.1
Cash Equivalents and Other	1.7

Top 10 Holdings	% Net Assets
Broadcom Inc	4.99
NextEra Energy Inc	4.04
TC Energy Corp	4.00
Corning Inc	3.76
Chevron Corp	3.36
PepsiCo Inc	3.12
Bristol Myers Squibb Co	2.70
Morgan Stanley	2.61
Entergy Corp	2.58
AbbVie Inc	2.58

Additional Fund Statistics Information

Distribution Rate is an annualized rate of dividend distributions for shareholders taking dividends in cash based on actual dividend distributions and actual number of days in the distribution period.

Beta is a volatility measure of the percentage price change of the Fund given a one percent change in a representative market index. The Beta value is determined by comparing the weekly price movements of the Fund and the S&P 500 Index over the last five years.

SEC yield of a fund is a standardized calculation of the fund's yield. This allows investors to compare funds from different issuers. The SEC yield listed is subsidized, which means it reflects income earned during a 30-day period after the deduction of the fund's net expenses. The yield is net of expense waivers and reimbursements.

Where can I find additional information about the Fund?

Additional information is available on the Fund's website, including…

     • Prospectus      • Financial information      • Portfolio Holdings      • Proxy voting information      • Updated performance information

Website address: www.integrityvikingfunds.com/documents

Integrity Dividend Harvest Fund Class I / IDHIX	This semi-annual shareholder report contains important information about the Integrity Dividend Harvest Fund. Period covered: August 1, 2025 through January 31, 2026
SEMI-ANNUAL SHAREHOLDER REPORT The Integrity Funds January 31, 2026	You can find additional information about the Fund at www.integrityvikingfunds.com/documents or by calling us at (800) 276-1262.

What were the Fund costs for the last six months? (Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class I	$38	0.70%

^Annualized

What are some key Fund statistics?

(as of January 31, 2026)

Total Net Assets (Millions)	$631
Number of Holdings	60
Annual Portfolio Turnover	13%
Distribution Rate	3.72%
Beta	0.70
30-Day SEC Yield (IDHIX)	2.56%

   What did the Fund invest in?

   (as of January 31, 2026)

Sectors	% Net Assets
Financials	17.6
Information Technology	15.8
Consumer Staples	15.0
Health Care	12.1
Energy	11.5
Utilities	10.8
Consumer Discretionary	6.6
Communication Services	4.8
Industrials	4.1
Cash Equivalents and Other	1.7

Top 10 Holdings	% Net Assets
Broadcom Inc	4.99
NextEra Energy Inc	4.04
TC Energy Corp	4.00
Corning Inc	3.76
Chevron Corp	3.36
PepsiCo Inc	3.12
Bristol Myers Squibb Co	2.70
Morgan Stanley	2.61
Entergy Corp	2.58
AbbVie Inc	2.58

Additional Fund Statistics Information

Distribution Rate is an annualized rate of dividend distributions for shareholders taking dividends in cash based on actual dividend distributions and actual number of days in the distribution period.

Beta is a volatility measure of the percentage price change of the Fund given a one percent change in a representative market index. The Beta value is determined by comparing the weekly price movements of the Fund and the S&P 500 Index over the last five years.

SEC yield of a fund is a standardized calculation of the fund's yield. This allows investors to compare funds from different issuers. The SEC yield listed is subsidized, which means it reflects income earned during a 30-day period after the deduction of the fund's net expenses. The yield is net of expense waivers and reimbursements.

Where can I find additional information about the Fund?

Additional information is available on the Fund's website, including…

     • Prospectus      • Financial information      • Portfolio Holdings      • Proxy voting information      • Updated performance information

Website address: www.integrityvikingfunds.com/documents

Integrity Dividend Summit Fund Class A / APAYX	This semi-annual shareholder report contains important information about the Integrity Dividend Summit Fund. Period covered: August 1, 2025 through January 31, 2026
SEMI-ANNUAL SHAREHOLDER REPORT The Integrity Funds January 31, 2026	You can find additional information about the Fund at www.integrityvikingfunds.com/documents or by calling us at (800) 276-1262.

What were the Fund costs for the last six months? (Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class A	$53	0.99%

^Annualized

What are some key Fund statistics?

(as of January 31, 2026)

Total Net Assets (Millions)	$12
Number of Holdings	30
Annual Portfolio Turnover	35%

   What did the Fund invest in?

   (as of January 31, 2026)

Sectors	% Net Assets
Energy	21.8
Financials	15.5
Consumer Staples	15.1
Communication Services	10.0
Health Care	9.3
Materials	8.6
Utilities	6.6
Consumer Discretionary	6.6
Industrials	3.7
Cash Equivalents and Other	2.8

Top 10 Holdings	% Net Assets
Verizon Communications Inc	6.53
Altria Group Inc	6.42
British American Tobacco PLC ADR	5.24
Bristol Myers Squibb Co	5.23
Noble Corp PLC	4.61
Dorian LPG Ltd	4.59
Pfizer Inc	4.11
CME Group Inc	3.99
Prudential Financial Inc	3.84
Chevron Corp	3.82

Where can I find additional information about the Fund?

Additional information is available on the Fund's website, including…

     • Prospectus      • Financial information      • Portfolio Holdings      • Proxy voting information      • Updated performance information

Website address: www.integrityvikingfunds.com/documents

Integrity Dividend Summit Fund Class C / CPAYX	This semi-annual shareholder report contains important information about the Integrity Dividend Summit Fund. Period covered: August 1, 2025 through January 31, 2026
SEMI-ANNUAL SHAREHOLDER REPORT The Integrity Funds January 31, 2026	You can find additional information about the Fund at www.integrityvikingfunds.com/documents or by calling us at (800) 276-1262.

What were the Fund costs for the last six months? (Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class C	$93	1.74%

^Annualized

What are some key Fund statistics?

(as of January 31, 2026)

Total Net Assets (Millions)	$12
Number of Holdings	30
Annual Portfolio Turnover	35%

   What did the Fund invest in?

   (as of January 31, 2026)

Sectors	% Net Assets
Energy	21.8
Financials	15.5
Consumer Staples	15.1
Communication Services	10.0
Health Care	9.3
Materials	8.6
Utilities	6.6
Consumer Discretionary	6.6
Industrials	3.7
Cash Equivalents and Other	2.8

Top 10 Holdings	% Net Assets
Verizon Communications Inc	6.53
Altria Group Inc	6.42
British American Tobacco PLC ADR	5.24
Bristol Myers Squibb Co	5.23
Noble Corp PLC	4.61
Dorian LPG Ltd	4.59
Pfizer Inc	4.11
CME Group Inc	3.99
Prudential Financial Inc	3.84
Chevron Corp	3.82

Where can I find additional information about the Fund?

Additional information is available on the Fund's website, including…

     • Prospectus      • Financial information      • Portfolio Holdings      • Proxy voting information      • Updated performance information

Website address: www.integrityvikingfunds.com/documents

Integrity Dividend Summit Fund Class I / IPAYX	This semi-annual shareholder report contains important information about the Integrity Dividend Summit Fund. Period covered: August 1, 2025 through January 31, 2026
SEMI-ANNUAL SHAREHOLDER REPORT The Integrity Funds January 31, 2026	You can find additional information about the Fund at www.integrityvikingfunds.com/documents or by calling us at (800) 276-1262.

What were the Fund costs for the last six months? (Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class I	$40	0.74%

^Annualized

What are some key Fund statistics?

(as of January 31, 2026)

Total Net Assets (Millions)	$12
Number of Holdings	30
Annual Portfolio Turnover	35%

   What did the Fund invest in?

   (as of January 31, 2026)

Sectors	% Net Assets
Energy	21.8
Financials	15.5
Consumer Staples	15.1
Communication Services	10.0
Health Care	9.3
Materials	8.6
Utilities	6.6
Consumer Discretionary	6.6
Industrials	3.7
Cash Equivalents and Other	2.8

Top 10 Holdings	% Net Assets
Verizon Communications Inc	6.53
Altria Group Inc	6.42
British American Tobacco PLC ADR	5.24
Bristol Myers Squibb Co	5.23
Noble Corp PLC	4.61
Dorian LPG Ltd	4.59
Pfizer Inc	4.11
CME Group Inc	3.99
Prudential Financial Inc	3.84
Chevron Corp	3.82

Where can I find additional information about the Fund?

Additional information is available on the Fund's website, including…

     • Prospectus      • Financial information      • Portfolio Holdings      • Proxy voting information      • Updated performance information

Website address: www.integrityvikingfunds.com/documents

Integrity Growth & Income Fund Class A / IGIAX	This semi-annual shareholder report contains important information about the Integrity Growth & Income Fund. Period covered: August 1, 2025 through January 31, 2026
SEMI-ANNUAL SHAREHOLDER REPORT The Integrity Funds January 31, 2026	You can find additional information about the Fund at www.integrityvikingfunds.com/documents or by calling us at (800) 276-1262.

What were the Fund costs for the last six months? (Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class A	$66	1.24%

^Annualized

What are some key Fund statistics?

(as of January 31, 2026)

Total Net Assets (Millions)	$123
Number of Holdings	38
Annual Portfolio Turnover	1%

   What did the Fund invest in?

   (as of January 31, 2026)

Sectors	% Net Assets
Information Technology	47.6
Financials	15.3
Industrials	12.2
Health Care	5.1
Utilities	4.7
Consumer Staples	4.6
Consumer Discretionary	4.0
Materials	2.4
Energy	1.9
Communication Services	1.4
Cash Equivalents and Other	0.8

Top 10 Holdings	% Net Assets
NVIDIA Corp	8.10
Lam Research Corp	7.04
KLA Tencor Corp	6.40
Apple Inc	4.44
Visa Inc	3.93
Trane Technologies PLC	3.77
DigitalOcean Holdings Inc	3.38
Advanced Micro Devices Inc	3.28
Mastercard Inc	3.07
Cloudflare Inc	3.04

Where can I find additional information about the Fund?

Additional information is available on the Fund's website, including…

     • Prospectus      • Financial information      • Portfolio Holdings      • Proxy voting information      • Updated performance information

Website address: www.integrityvikingfunds.com/documents

Integrity Growth & Income Fund Class C / IGIUX	This semi-annual shareholder report contains important information about the Integrity Growth & Income Fund. Period covered: August 1, 2025 through January 31, 2026
SEMI-ANNUAL SHAREHOLDER REPORT The Integrity Funds January 31, 2026	You can find additional information about the Fund at www.integrityvikingfunds.com/documents or by calling us at (800) 276-1262.

What were the Fund costs for the last six months? (Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class C	$106	1.99%

^Annualized

What are some key Fund statistics?

(as of January 31, 2026)

Total Net Assets (Millions)	$123
Number of Holdings	38
Annual Portfolio Turnover	1%

   What did the Fund invest in?

   (as of January 31, 2026)

Sectors	% Net Assets
Information Technology	47.6
Financials	15.3
Industrials	12.2
Health Care	5.1
Utilities	4.7
Consumer Staples	4.6
Consumer Discretionary	4.0
Materials	2.4
Energy	1.9
Communication Services	1.4
Cash Equivalents and Other	0.8

Top 10 Holdings	% Net Assets
NVIDIA Corp	8.10
Lam Research Corp	7.04
KLA Tencor Corp	6.40
Apple Inc	4.44
Visa Inc	3.93
Trane Technologies PLC	3.77
DigitalOcean Holdings Inc	3.38
Advanced Micro Devices Inc	3.28
Mastercard Inc	3.07
Cloudflare Inc	3.04

Where can I find additional information about the Fund?

Additional information is available on the Fund's website, including…

     • Prospectus      • Financial information      • Portfolio Holdings      • Proxy voting information      • Updated performance information

Website address: www.integrityvikingfunds.com/documents

Integrity Growth & Income Fund Class I / IGIVX	This semi-annual shareholder report contains important information about the Integrity Growth & Income Fund. Period covered: August 1, 2025 through January 31, 2026
SEMI-ANNUAL SHAREHOLDER REPORT The Integrity Funds January 31, 2026	You can find additional information about the Fund at www.integrityvikingfunds.com/documents or by calling us at (800) 276-1262.

What were the Fund costs for the last six months? (Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class I	$53	0.99%

^Annualized

What are some key Fund statistics?

(as of January 31, 2026)

Total Net Assets (Millions)	$123
Number of Holdings	38
Annual Portfolio Turnover	1%

   What did the Fund invest in?

   (as of January 31, 2026)

Sectors	% Net Assets
Information Technology	47.6
Financials	15.3
Industrials	12.2
Health Care	5.1
Utilities	4.7
Consumer Staples	4.6
Consumer Discretionary	4.0
Materials	2.4
Energy	1.9
Communication Services	1.4
Cash Equivalents and Other	0.8

Top 10 Holdings	% Net Assets
NVIDIA Corp	8.10
Lam Research Corp	7.04
KLA Tencor Corp	6.40
Apple Inc	4.44
Visa Inc	3.93
Trane Technologies PLC	3.77
DigitalOcean Holdings Inc	3.38
Advanced Micro Devices Inc	3.28
Mastercard Inc	3.07
Cloudflare Inc	3.04

Where can I find additional information about the Fund?

Additional information is available on the Fund's website, including…

     • Prospectus      • Financial information      • Portfolio Holdings      • Proxy voting information      • Updated performance information

Website address: www.integrityvikingfunds.com/documents

Integrity High Income Fund Class A / IHFAX	This semi-annual shareholder report contains important information about the Integrity High Income Fund. Period covered: August 1, 2025 through January 31, 2026
SEMI-ANNUAL SHAREHOLDER REPORT The Integrity Funds January 31, 2026	You can find additional information about the Fund at www.integrityvikingfunds.com/documents or by calling us at (800) 276-1262.

What were the Fund costs for the last six months? (Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class A	$56	1.09%

^Annualized

What are some key Fund statistics?

(as of January 31, 2026)

Total Net Assets (Millions)	$46
Number of Holdings	635
Annual Portfolio Turnover	13%

   What did the Fund invest in?

   (as of January 31, 2026)

Sectors	% Net Assets
Communication Services	19.4
Consumer Discretionary	18.1
Industrials	12.8
Energy	10.8
Health Care	9.1
Materials	8.0
Information Technology	5.9
Cash Equivalents and Other	5.4
Consumer Staples	3.6
Real Estate	3.0
Utilities	2.6
Financials	1.3

Credit Rating Breakdown*	% Net Assets
A	0.03
BBB	6.78
BB	58.63
B	23.55
CCC	9.21
CC	0.06
NR	1.74

* The ratings agencies that provided the ratings are Standard & Poor’s and Moody’s. When ratings vary, the higher rating is used. Credit quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). “NR” is used to classify securities for which a rating is not available. Ratings apply to the holdings in the Fund portfolio and not to the Fund or its shares. Ratings are subject to change.

Where can I find additional information about the Fund?

Additional information is available on the Fund's website, including…

     • Prospectus      • Financial information      • Portfolio Holdings      • Proxy voting information      • Updated performance information

Website address: www.integrityvikingfunds.com/documents

Integrity High Income Fund Class C / IHFCX	This semi-annual shareholder report contains important information about the Integrity High Income Fund. Period covered: August 1, 2025 through January 31, 2026
SEMI-ANNUAL SHAREHOLDER REPORT The Integrity Funds January 31, 2026	You can find additional information about the Fund at www.integrityvikingfunds.com/documents or by calling us at (800) 276-1262.

What were the Fund costs for the last six months? (Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class C	$94	1.84%

^Annualized

What are some key Fund statistics?

(as of January 31, 2026)

Total Net Assets (Millions)	$46
Number of Holdings	635
Annual Portfolio Turnover	13%

   What did the Fund invest in?

   (as of January 31, 2026)

Sectors	% Net Assets
Communication Services	19.4
Consumer Discretionary	18.1
Industrials	12.8
Energy	10.8
Health Care	9.1
Materials	8.0
Information Technology	5.9
Cash Equivalents and Other	5.4
Consumer Staples	3.6
Real Estate	3.0
Utilities	2.6
Financials	1.3

Credit Rating Breakdown*	% Net Assets
A	0.03
BBB	6.78
BB	58.63
B	23.55
CCC	9.21
CC	0.06
NR	1.74

* The ratings agencies that provided the ratings are Standard & Poor’s and Moody’s. When ratings vary, the higher rating is used. Credit quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). “NR” is used to classify securities for which a rating is not available. Ratings apply to the holdings in the Fund portfolio and not to the Fund or its shares. Ratings are subject to change.

Where can I find additional information about the Fund?

Additional information is available on the Fund's website, including…

     • Prospectus      • Financial information      • Portfolio Holdings      • Proxy voting information      • Updated performance information

Website address: www.integrityvikingfunds.com/documents

Integrity High Income Fund Class I / IHFIX	This semi-annual shareholder report contains important information about the Integrity High Income Fund. Period covered: August 1, 2025 through January 31, 2026
SEMI-ANNUAL SHAREHOLDER REPORT The Integrity Funds January 31, 2026	You can find additional information about the Fund at www.integrityvikingfunds.com/documents or by calling us at (800) 276-1262.

What were the Fund costs for the last six months? (Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class I	$43	0.84%

^Annualized

What are some key Fund statistics?

(as of January 31, 2026)

Total Net Assets (Millions)	$46
Number of Holdings	635
Annual Portfolio Turnover	13%

   What did the Fund invest in?

   (as of January 31, 2026)

Sectors	% Net Assets
Communication Services	19.4
Consumer Discretionary	18.1
Industrials	12.8
Energy	10.8
Health Care	9.1
Materials	8.0
Information Technology	5.9
Cash Equivalents and Other	5.4
Consumer Staples	3.6
Real Estate	3.0
Utilities	2.6
Financials	1.3

Credit Rating Breakdown*	% Net Assets
A	0.03
BBB	6.78
BB	58.63
B	23.55
CCC	9.21
CC	0.06
NR	1.74

* The ratings agencies that provided the ratings are Standard & Poor’s and Moody’s. When ratings vary, the higher rating is used. Credit quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). “NR” is used to classify securities for which a rating is not available. Ratings apply to the holdings in the Fund portfolio and not to the Fund or its shares. Ratings are subject to change.

Where can I find additional information about the Fund?

Additional information is available on the Fund's website, including…

     • Prospectus      • Financial information      • Portfolio Holdings      • Proxy voting information      • Updated performance information

Website address: www.integrityvikingfunds.com/documents

Integrity Mid-North American Resources Fund Class A / ICPAX	This semi-annual shareholder report contains important information about the Integrity Mid-North American Resources Fund. Period covered: August 1, 2025 through January 31, 2026
SEMI-ANNUAL SHAREHOLDER REPORT The Integrity Funds January 31, 2026	You can find additional information about the Fund at www.integrityvikingfunds.com/documents or by calling us at (800) 276-1262.

What were the Fund costs for the last six months? (Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class A	$82	1.50%

^Annualized

What are some key Fund statistics?

(as of January 31, 2026)

Total Net Assets (Millions)	$168
Number of Holdings	42
Annual Portfolio Turnover	29%

   What did the Fund invest in?

   (as of January 31, 2026)

Sectors	% Net Assets
Energy	66.3
Utilities	11.5
Industrials	8.8
Cash	4.5
Information Technology	3.9
Real Estate	2.8
Consumer Discretionary	2.2

Top 10 Holdings	% Net Assets
Cheniere Energy Inc	7.55
Baker Hughes a GE Co	4.33
Targa Resources Corp	4.30
Kodiak Gas Services Inc	3.92
Texas Pacific Land Corp	3.92
Archrock Inc	3.87
TC Energy Corp	3.49
Valero Energy Corp	3.45
Entergy Corp	3.42
Phillips 66	3.16

Where can I find additional information about the Fund?

Additional information is available on the Fund's website, including…

     • Prospectus      • Financial information      • Portfolio Holdings      • Proxy voting information      • Updated performance information

Website address: www.integrityvikingfunds.com/documents

Integrity Mid-North American Resources Fund Class C / ICPUX	This semi-annual shareholder report contains important information about the Integrity Mid-North American Resources Fund. Period covered: August 1, 2025 through January 31, 2026
SEMI-ANNUAL SHAREHOLDER REPORT The Integrity Funds January 31, 2026	You can find additional information about the Fund at www.integrityvikingfunds.com/documents or by calling us at (800) 276-1262.

What were the Fund costs for the last six months? (Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class C	$110	2.00%

^Annualized

What are some key Fund statistics?

(as of January 31, 2026)

Total Net Assets (Millions)	$168
Number of Holdings	42
Annual Portfolio Turnover	29%

   What did the Fund invest in?

   (as of January 31, 2026)

Sectors	% Net Assets
Energy	66.3
Utilities	11.5
Industrials	8.8
Cash	4.5
Information Technology	3.9
Real Estate	2.8
Consumer Discretionary	2.2

Top 10 Holdings	% Net Assets
Cheniere Energy Inc	7.55
Baker Hughes a GE Co	4.33
Targa Resources Corp	4.30
Kodiak Gas Services Inc	3.92
Texas Pacific Land Corp	3.92
Archrock Inc	3.87
TC Energy Corp	3.49
Valero Energy Corp	3.45
Entergy Corp	3.42
Phillips 66	3.16

Where can I find additional information about the Fund?

Additional information is available on the Fund's website, including…

     • Prospectus      • Financial information      • Portfolio Holdings      • Proxy voting information      • Updated performance information

Website address: www.integrityvikingfunds.com/documents

Integrity Mid-North American Resources Fund Class I / ICWIX	This semi-annual shareholder report contains important information about the Integrity Mid-North American Resources Fund. Period covered: August 1, 2025 through January 31, 2026
SEMI-ANNUAL SHAREHOLDER REPORT The Integrity Funds January 31, 2026	You can find additional information about the Fund at www.integrityvikingfunds.com/documents or by calling us at (800) 276-1262.

What were the Fund costs for the last six months? (Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class I	$55	1.00%

^Annualized

What are some key Fund statistics?

(as of January 31, 2026)

Total Net Assets (Millions)	$168
Number of Holdings	42
Annual Portfolio Turnover	29%

   What did the Fund invest in?

   (as of January 31, 2026)

Sectors	% Net Assets
Energy	66.3
Utilities	11.5
Industrials	8.8
Cash	4.5
Information Technology	3.9
Real Estate	2.8
Consumer Discretionary	2.2

Top 10 Holdings	% Net Assets
Cheniere Energy Inc	7.55
Baker Hughes a GE Co	4.33
Targa Resources Corp	4.30
Kodiak Gas Services Inc	3.92
Texas Pacific Land Corp	3.92
Archrock Inc	3.87
TC Energy Corp	3.49
Valero Energy Corp	3.45
Entergy Corp	3.42
Phillips 66	3.16

Where can I find additional information about the Fund?

Additional information is available on the Fund's website, including…

     • Prospectus      • Financial information      • Portfolio Holdings      • Proxy voting information      • Updated performance information

Website address: www.integrityvikingfunds.com/documents

Integrity Short Term Government Fund Class A / MDSAX	This semi-annual shareholder report contains important information about the Integrity Short Term Government Fund. Period covered: August 1, 2025 through January 31, 2026
SEMI-ANNUAL SHAREHOLDER REPORT The Integrity Funds January 31, 2026	You can find additional information about the Fund at www.integrityvikingfunds.com/documents or by calling us at (800) 276-1262.

What were the Fund costs for the last six months? (Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class A	$41	0.80%

^Annualized

What are some key Fund statistics?

(as of January 31, 2026)

Total Net Assets (Millions)	$40
Number of Holdings	167
Annual Portfolio Turnover	78%

   What did the Fund invest in?

   (as of January 31, 2026)

Sectors	% Net Assets
Mortgage Backed Securities	86.4
U.S. Government Notes/Bonds	12.4
Cash Equivalents and Other	1.2

Top 10 Holdings	% Net Assets
United States Treasury 2-Year Note 3.375% 11/30/2027	10.62
Fannie Mae Pool, 5.000% 10/01/2050	2.49
Freddie Mac REMICS, 5.000% 08/25/2051	2.24
Freddie Mac Pool, 5.000% 08/01/2054	2.24
Ginnie Mae II Pool, 5.500% 01/20/2056	1.98
Fannie Mae Pool, 5.000% 11/01/2054	1.93
Freddie Mac Pool, 5.000% 11/01/2054	1.86
Freddie Mac Pool, 5.500% 12/01/2050	1.76
United States Treasury Bill 3.669% 03/24/2026	1.74
Fannie Mae REMICS, 5.000% 07/25/2055	1.62

Where can I find additional information about the Fund?

Additional information is available on the Fund's website, including…

     • Prospectus      • Financial information      • Portfolio Holdings      • Proxy voting information      • Updated performance information

Website address: www.integrityvikingfunds.com/documents

Integrity Short Term Government Fund Class I / MDSIX	This semi-annual shareholder report contains important information about the Integrity Short Term Government Fund. Period covered: August 1, 2025 through January 31, 2026
SEMI-ANNUAL SHAREHOLDER REPORT The Integrity Funds January 31, 2026	You can find additional information about the Fund at www.integrityvikingfunds.com/documents or by calling us at (800) 276-1262.

What were the Fund costs for the last six months? (Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class I	$28	0.55%

^Annualized

What are some key Fund statistics?

(as of January 31, 2026)

Total Net Assets (Millions)	$40
Number of Holdings	167
Annual Portfolio Turnover	78%

   What did the Fund invest in?

   (as of January 31, 2026)

Sectors	% Net Assets
Mortgage Backed Securities	86.4
U.S. Government Notes/Bonds	12.4
Cash Equivalents and Other	1.2

Top 10 Holdings	% Net Assets
United States Treasury 2-Year Note 3.375% 11/30/2027	10.62
Fannie Mae Pool, 5.000% 10/01/2050	2.49
Freddie Mac REMICS, 5.000% 08/25/2051	2.24
Freddie Mac Pool, 5.000% 08/01/2054	2.24
Ginnie Mae II Pool, 5.500% 01/20/2056	1.98
Fannie Mae Pool, 5.000% 11/01/2054	1.93
Freddie Mac Pool, 5.000% 11/01/2054	1.86
Freddie Mac Pool, 5.500% 12/01/2050	1.76
United States Treasury Bill 3.669% 03/24/2026	1.74
Fannie Mae REMICS, 5.000% 07/25/2055	1.62

Where can I find additional information about the Fund?

Additional information is available on the Fund's website, including…

     • Prospectus      • Financial information      • Portfolio Holdings      • Proxy voting information      • Updated performance information

Website address: www.integrityvikingfunds.com/documents

The Integrity Funds | January 31, 2026

Item 2. Code of Ethics

This information required by this Item is not required in a semi-annual report on this Form N-CSR.

Item 3. Audit Committee Financial Expert

This information required by this Item is not required in a semi-annual report on this Form N-CSR.

Item 4. Principal Accountant Fees and Services

This information required by this Item is not required in a semi-annual report on this Form N-CSR.

Item 5. Audit Committee of Listed Registrants

This information required by this Item is not required in a semi-annual report on this Form N-CSR.

Item 6. Investments

See Item 7.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies

Report of Independent Registered Public Accounting Firm

This information required by this Item is not required in a semi-annual report on this Form N-CSR.

The Integrity Funds | January 31, 2026

Schedule of Investments - January 31, 2026 (unaudited)

Integrity Dividend Harvest Fund

		Fair
	Shares	Value
COMMON STOCKS (98.3%)

Communication Services (4.8%)
AT&T INC	500,000	$13,105,000
ARRAY DIGITAL INFRASTRUCTURE INC	50,000	2,409,500
VERIZON COMMUNICATIONS INC	350,000	15,582,000
		31,096,500
Consumer Discretionary (6.6%)
BEST BUY CO INC	150,000	9,765,000
BUCKLE INC/THE	100,000	4,730,000
GENUINE PARTS CO	55,000	7,644,450
HOME DEPOT INC/THE	22,000	8,240,980
MCDONALD'S CORP	20,000	6,300,000
STARBUCKS CORP	52,000	4,781,400
		41,461,830
Consumer Staples (15.0%)
ALTRIA GROUP INC	190,000	11,778,100
BRITISH AMERICAN TOBACCO PLC ADR	180,000	10,922,400
COCA COLA CO/THE	120,000	8,977,200
KENVUE INC	500,000	8,700,000
KIMBERLY CLARK CORP	60,000	5,999,400
MCCORMICK & CO INC/MD	170,000	10,511,100
PEPSICO INC	128,000	19,664,640
PHILIP MORRIS INTERNATIONAL INC	35,000	6,280,400
PROCTER & GAMBLE CO/THE	28,000	4,249,560
TARGET CORP	70,000	7,382,900
		94,465,700
Energy (11.5%)
CHEVRON CORP	120,000	21,228,000
ENBRIDGE INC	200,000	9,768,000
EXXON MOBIL CORP	40,000	5,656,000
PERMIAN RESOURCES CORP	200,000	3,226,000
PHILLIPS 66	50,000	7,178,000
TC ENERGY CORP	430,000	25,228,100
		72,284,100
Financials (17.6%)
ALLSTATE CORP/THE	28,000	5,571,720
AMERICAN FINANCIAL GROUP INC/OH	98,000	12,766,460
BANK OF AMERICA CORP	150,000	7,980,000
BLACKROCK INC	5,000	5,594,700
CME GROUP INC	50,000	14,453,000
CITIGROUP INC	98,000	11,339,580
JPMORGAN CHASE & CO	24,000	7,341,360
MARSH & MCLENNAN COS INC	17,000	3,199,230
MORGAN STANLEY	90,000	16,452,000
OLD REPUBLIC INTERNATIONAL CORP	200,000	7,834,000
PRUDENTIAL FINANCIAL INC	120,000	13,333,200
UNUM GROUP	70,000	5,317,900
		111,183,150

The Integrity Funds | January 31, 2026

Health Care (12.1%)
ABBVIE INC	73,000	16,279,730
BRISTOL MYERS SQUIBB CO	310,000	17,065,500
ELI LILLY & CO	8,300	8,608,345
MERCK & CO INC	100,000	11,027,000
NOVO NORDISK A/S ADR	250,000	14,857,500
PFIZER INC	320,000	8,460,800
		76,298,875
Industrials (4.1%)
ILLINOIS TOOL WORKS INC	17,000	4,441,420
LOCKHEED MARTIN CORP	15,000	9,513,300
PAYCHEX INC	60,000	6,187,800
UNITED PARCEL SERVICE INC	55,000	5,842,100
		25,984,620
Information Technology (15.8%)
BROADCOM INC	95,000	31,473,500
CORNING INC	230,000	23,747,500
DELL TECHNOLOGIES INC	43,000	4,920,920
HEWLETT PACKARD ENTERPRISE CO	550,000	11,836,000
INTERNATIONAL BUSINESS MACHINES CORP	24,000	7,360,800
QUALCOMM INC	55,000	8,337,450
TEXAS INSTRUMENTS INC	32,000	6,897,600
ACCENTURE PLC	20,000	5,272,800
		99,846,570
Utilities (10.8%)
ENTERGY CORP	170,000	16,301,300
EVERGY INC	100,000	7,673,000
NEXTERA ENERGY INC	290,000	25,491,000
SPIRE INC	60,000	5,069,400
XCEL ENERGY INC	176,000	13,386,560
		67,921,260

TOTAL INVESTMENTS (Cost $492,855,161)		$620,542,605
OTHER ASSETS LESS LIABILITIES (1.7%)		$10,581,340
NET ASSETS (100.0%)		$631,123,945

PLC - Public Limited Company
ADR - American Depositary Receipt

The accompanying notes are an integral part of these financial statements.

The Integrity Funds | January 31, 2026

Schedule of Investments - January 31, 2026 (unaudited)

Integrity Dividend Summit Fund

	Shares	Fair Value
COMMON STOCKS (97.2%)

Communication Services (10.0%)
AT&T INC	10,000	$262,100
ARRAY DIGITAL INFRASTRUCTURE INC	3,000	144,570
VERIZON COMMUNICATIONS INC	17,000	756,840
		1,163,510
Consumer Discretionary (6.6%)
BEST BUY CO INC	6,000	390,600
BUCKLE INC/THE	8,000	378,400
		769,000
Consumer Staples (15.1%)
ALTRIA GROUP INC	12,000	743,880
BRITISH AMERICAN TOBACCO PLC ADR	10,000	606,800
CAL MAINE FOODS INC	3,000	250,590
KRAFT HEINZ CO/THE	6,000	142,440
		1,743,710
Energy (21.8%)
CHEVRON CORP	2,500	442,250
DIVERSIFIED ENERGY COMPANY	15,000	200,850
ENBRIDGE INC	6,000	293,040
PERMIAN RESOURCES CORP	11,000	177,430
SOUTH BOW CORP	12,000	340,800
NOBLE CORP PLC	15,000	534,300
DORIAN LPG LTD	18,000	531,540
		2,520,210
Financials (15.5%)
AMERICAN FINANCIAL GROUP INC/OH	3,000	390,810
PRUDENTIAL FINANCIAL INC	4,000	444,440
CME GROUP INC	1,600	462,496
REGIONS FINANCIAL CORP	12,000	342,000
TRUIST FINANCIAL CORP	3,000	154,260
		1,794,006
Health Care (9.3%)
BRISTOL MYERS SQUIBB CO	11,000	605,550
PFIZER INC	18,000	475,920
		1,081,470
Industrials (3.7%)
UNITED PARCEL SERVICE INC	4,000	424,880
		424,880
Materials (8.6%)
BHP GROUP LTD ADR	5,000	343,650
RIO TINTO PLC ADR	4,000	364,120
LYONDELLBASELL INDUSTRIES NV	6,000	294,000
		1,001,770
Utilities (6.6%)
PORTLAND GENERAL ELECTRIC CO	5,500	276,375
DOMINION RESOURCES INC/VA	3,500	210,595
EVERSOURCE ENERGY	4,000	276,520
		763,490

TOTAL INVESTMENTS (COST: $10,539,893)		$11,262,046
OTHER ASSETS LESS LIABILITIES (2.8%)		$326,108
NET ASSETS (100.0%)		$11,588,154

PLC - Public Limited Company
ADR - American Depositary Receipt

The accompanying notes are an integral part of these financial statements.

The Integrity Funds | January 31, 2026

Schedule of Investments - January 31, 2026 (unaudited)

Integrity Growth & Income Fund

		Fair
	Shares	Value
COMMON STOCKS (99.2%)

Communication Services (1.4%)
AT&T INC	65,000	$1,703,650
		1,703,650
Consumer Discretionary (4.0%)
HOME DEPOT INC/THE	6,000	2,247,540
LOWE'S COS INC	10,000	2,670,600
		4,918,140
Consumer Staples (4.6%)
KIMBERLY CLARK CORP	21,000	2,099,790
PEPSICO INC	11,000	1,689,930
TARGET CORP	18,000	1,898,460
		5,688,180
Energy (1.9%)
KINDER MORGAN INC/DE	75,000	2,286,750
		2,286,750
Financials (15.3%)
BANK OF AMERICA CORP	30,000	1,596,000
JPMORGAN CHASE & CO	12,000	3,670,680
MASTERCARD INC	7,000	3,771,530
PNC FINANCIAL SERVICES GROUP INC/THE	10,000	2,233,000
S&P GLOBAL INC	5,000	2,638,950
VISA INC	15,000	4,827,450
		18,737,610
Health Care (5.1%)
*EDWARDS LIFESCIENCES CORP	20,000	1,627,200
THERMO FISHER SCIENTIFIC INC	5,000	2,893,050
UNITEDHEALTH GROUP INC	6,000	1,721,580
		6,241,830
Industrials (12.2%)
CATERPILLAR INC	4,000	2,629,440
DEERE & CO	5,000	2,640,000
FEDEX CORP	7,000	2,255,750
WASTE MANAGEMENT INC	13,000	2,889,120
TRANE TECHNOLOGIES PLC	11,000	4,626,380
		15,040,690
Information Technology (47.6%)
*ADVANCED MICRO DEVICES INC	17,000	4,024,410
APPLE INC	21,000	5,449,080
CISCO SYSTEMS INC	15,000	1,174,800
*CLOUDFLARE INC	21,000	3,724,350
*DIGITALOCEAN HOLDINGS INC	75,000	4,143,750
INTUIT INC	5,000	2,494,600
KLA TENCOR CORP	5,500	7,853,670
LAM RESEARCH CORP	37,000	8,638,020
MICROSOFT CORP	6,000	2,581,740
NVIDIA CORP	52,000	9,938,760
QUALCOMM INC	20,000	3,031,800
*TYLER TECHNOLOGIES INC	3,000	1,108,200
*CYBERARK SOFTWARE LTD	6,000	2,584,980
*MONDAY.COM LTD	14,000	1,606,500
		58,354,660
Materials (2.4%)
AIR PRODUCTS & CHEMICALS INC	11,000	2,997,500
		2,997,500
Utilities (4.7%)
EXELON CORP	60,000	2,686,800
NEXTERA ENERGY INC	35,000	3,076,500
		5,763,300

TOTAL INVESTMENTS (Cost $56,104,259)		$121,732,310
OTHER ASSETS LESS LIABILITIES (0.8%)		$968,427
NET ASSETS (100.0%)		$122,700,737

*Non-income producing
PLC - Public Limited Company

The accompanying notes are an integral part of these financial statements.

The Integrity Funds | January 31, 2026

Schedule of Investments - January 31, 2026 (unaudited)

Integrity High Income Fund

	Principal	Fair
	Amount	Value
CORPORATE BONDS (93.3%)

Communication Services (19.2%)
ALTICE FRANCE SA 144A 6.875% 10/15/2030 CALLABLE @ 101.000 10/01/2026	152,439	$149,683
ALTICE FRANCE SA 144A 6.500% 04/15/2032 CALLABLE @ 101.000 10/01/2026	5,000	4,884
ALTICE FRANCE SA 144A 6.875% 07/15/2032 CALLABLE @ 100.000 10/15/2026	55,000	53,708
ARCHES BUYER INC 144A 4.250% 06/01/2028	85,000	83,597
ARCHES BUYER INC 144A 6.125% 12/01/2028	17,000	16,621
CCO HOLDINGS LLC / CCO HOLDINGS CAPITAL CORP 144A 5.125% 05/01/2027	163,000	163,067
CCO HOLDINGS LLC/CCO HOLDINGS CAPITAL CORP. 144A 5.000% 02/01/2028	309,000	307,279
CCO HOLDINGS LLC / CCO HOLDINGS CAPITAL CORP 144A 4.750% 03/01/2030 CALLABLE @ 100.792 09/01/2026	605,000	577,942
CCO HOLDINGS LLC / CCO HOLDINGS CAPITAL CORP 144A 4.500% 08/15/2030 CALLABLE @ 101.500 02/15/2026	560,000	526,291
CCO HOLDINGS LLC/CCO HOLDINGS CAPITAL CORP. 144A 4.250% 02/01/2031 CALLABLE @ 101.417 07/01/2026	414,000	379,068
CCO HOLDINGS LLC / CCO HOLDINGS CAPITAL CORP 4.500% 05/01/2032 CALLABLE @ 102.250 05/01/2026	35,000	31,432
CCO HOLDINGS LLC / CCO HOLDINGS CAPITAL CORP. 144A 7.375% 03/01/2031 CALLABLE @ 103.688 03/01/2026	49,000	50,402
CCO HOLDINGS LLC/CCO HOLDINGS CAPITAL CORP. 144A 7.000% 02/01/2033 CALLABLE @ 103.500 02/01/2029	46,000	46,446
CSC HOLDINGS LLC 144A 6.500% 02/01/2029 CALLABLE @ 101.083 02/01/2026	400,000	256,203
CSC HOLDINGS LLC 144A 5.750% 01/15/2030 CALLABLE @ 100.958 01/15/2027	200,000	78,094
CIPHER COMPUTE LLC 144A 7.125% 11/15/2030 CALLABLE @ 103.563 11/15/2027	29,000	29,884
CLEAR CHANNEL OUTDOOR HOLDINGS INC 144A 7.750% 04/15/2028 CALLABLE @ 100.000 04/15/2026	124,000	124,042
CLEAR CHANNEL OUTDOOR HOLDINGS INC 144A 7.500% 06/01/2029 CALLABLE @ 100.000 06/01/2026	183,000	181,079
CLEAR CHANNEL OUTDOOR HOLDINGS, INC. 144A 7.125% 02/15/2031 CALLABLE @ 103.563 08/15/2027	152,000	158,506
CLEAR CHANNEL OUTDOOR HOLDINGS, INC. 144A 7.500% 03/15/2033 CALLABLE @ 103.750 09/15/2028	77,000	81,814
CONNECT HOLDING II LLC 144A 10.500% 04/03/2031 CALLABLE @ 100.000 12/24/2027	73,000	71,722
DIRECTV HOLDINGS LLC/DIRECTV FINANCING CO., INC. 144A 5.875% 08/15/2027 CALLABLE @ 100.000 08/15/2026	137,000	137,665
DISCOVERY COMMUNICATIONS LLC 5.000% 09/20/2037 CALLABLE @ 100.000 03/20/2037	15,000	11,587
DISH NETWORK CORP 144A 11.750% 11/15/2027 CALLABLE @ 100.000 11/15/2026	252,000	260,805
DISH DBS CORP 7.750% 07/01/2026	213,000	208,823
DISH DBS CORP 144A 5.250% 12/01/2026 CALLABLE @ 100.000 06/01/2026	345,000	335,195
DISH DBS CORP 144A 5.750% 12/01/2028 CALLABLE @ 100.000 12/01/2027	65,000	62,919
ECHOSTAR CORP 6.750% 11/30/2030 CALLABLE @ 102.000 11/30/2026	50,829	51,731
ECHOSTAR CORP 3.875% 11/30/2030	25,874	89,734
ECHOSTAR CORP 10.750% 11/30/2029 CALLABLE @ 105.375 11/30/2026	80,000	87,696
FRONTIER COMMUNICATIONS HOLDINGS LLC 144A 5.000% 05/01/2028 CALLABLE @ 100.000 05/01/2026	200,000	200,010
FRONTIER COMMUNICATIONS HOLDINGS LLC 144A 6.750% 05/01/2029 CALLABLE @ 100.000 05/01/2026	9,000	9,036
FRONTIER COMMUNICATIONS HOLDINGS LLC 5.875% 11/01/2029 CALLABLE @ 100.000 11/01/2026	14,737	14,870
FRONTIER COMMUNICATIONS HOLDINGS LLC 144A 6.000% 01/15/2030 CALLABLE @ 100.000 10/15/2026	27,000	27,239
FRONTIER COMMUNICATIONS HOLDINGS LLC 144A 8.750% 05/15/2030 CALLABLE @ 102.188 05/15/2026	49,000	50,528
GCI LLC 144A 4.750% 10/15/2028	168,000	164,507
GRAY MEDIA INC 144A 5.375% 11/15/2031 CALLABLE @ 102.688 11/15/2026	8,000	5,939
GRAY MEDIA INC 144A 4.750% 10/15/2030 CALLABLE @ 101.583 10/15/2026	168,000	129,656
GRAY MEDIA INC 144A 10.500% 07/15/2029 CALLABLE @ 105.250 07/15/2026	183,000	196,565
GRAY MEDIA, INC. 144A 7.250% 08/15/2033 CALLABLE @ 103.625 08/15/2028	73,000	74,732
HUGHES SATELLITE SYSTEMS CORP 6.625% 08/01/2026	20,000	17,537
IHEARTCOMMUNICATIONS INC 144A 9.125% 05/01/2029 CALLABLE @ 103.000 12/20/2026	287,251	271,452
IHEARTCOMMUNICATIONS INC 144A 10.875% 05/01/2030 CALLABLE @ 105.438 12/20/2026	187,587	155,622
IHEARTCOMMUNICATIONS INC 144A 7.750% 08/15/2030 CALLABLE @ 105.813 12/20/2026	107,293	91,859
LEVEL 3 FINANCING, INC. 144A 6.875% 06/30/2033 CALLABLE @ 103.438 06/30/2028	89,000	91,707
LEVEL 3 FINANCING INC 144A 7.000% 03/31/2034 CALLABLE @ 103.500 08/31/2028	80,265	83,145
LUMEN TECHNOLOGIES INC 144A 5.375% 06/15/2029 CALLABLE @ 100.000 06/15/2026	70,000	65,808
LUMEN TECHNOLOGIES INC 144A 4.125% 04/15/2029	49,886	49,886
LUMEN TECHNOLOGIES INC 144A 4.125% 04/15/2030	109,665	109,665
LUMEN TECHNOLOGIES INC 144A 4.125% 04/15/2030	137,411	137,411
LUMEN TECHNOLOGIES, INC. 144A 10.000% 10/15/2032	5,000	5,000
WARNERMEDIA HOLDINGS, INC. 4.279% 03/15/2032 CALLABLE @ 100.000 12/15/2031	73,000	64,167
WARNERMEDIA HOLDINGS, INC. 5.050% 03/15/2042 CALLABLE @ 100.000 09/15/2041	30,000	21,188
MCGRAW-HILL EDUCATION INC 144A 5.750% 08/01/2028 CALLABLE @ 100.000 08/01/2026	57,000	57,253
STAGWELL GLOBAL LLC 144A 5.625% 08/15/2029 CALLABLE @ 100.000 08/15/2026	113,000	109,583
MIDCONTINENT COMMUNICATIONS 144A 8.000% 08/15/2032 CALLABLE @ 104.000 08/15/2027	70,000	67,094
NEWS CORP 144A 5.125% 02/15/2032 CALLABLE @ 102.563 02/15/2027	40,000	39,940
NEXSTAR MEDIA INC 144A 4.750% 11/01/2028	211,000	209,726
NEXSTAR MEDIA INC 144A 5.625% 07/15/2027	194,000	194,052
OUTFRONT MEDIA CAPITAL LLC 144A 4.625% 03/15/2030 CALLABLE @ 101.542 03/15/2026	15,000	14,643
OUTFRONT MEDIA CAPITAL LLC 144A 4.250% 01/15/2029	13,000	12,689
OUTFRONT MEDIA CAPITAL LLC 144A 7.375% 02/15/2031 CALLABLE @ 103.688 11/15/2026	77,000	81,092
SHUTTERFLY FINANCE LLC 144A 8.500% 10/01/2027	185,831	180,416
SHUTTERFLY FINANCE LLC 144A 9.750% 10/01/2027	20,730	20,723
SINCLAIR TELEVISION GROUP INC 144A 8.125% 02/15/2033 CALLABLE @ 104.063 02/15/2028	58,000	59,996
SIRIUS XM RADIO LLC 144A 5.000% 08/01/2027	104,000	103,826
SIRIUS XM RADIO LLC 144A 5.500% 07/01/2029 CALLABLE @ 100.917 07/01/2026	214,000	215,064
SIRIUS XM RADIO LLC 144A 4.125% 07/01/2030 CALLABLE @ 101.375 07/01/2026	6,000	5,657
SIRIUS XM RADIO LLC 144A 4.000% 07/15/2028 CALLABLE @ 100.000 07/15/2026	247,000	241,615
SIRIUS XM RADIO LLC 144A 3.875% 09/01/2031 CALLABLE @ 101.938 09/01/2026	70,000	63,873
SNAP INC 144A 6.875% 03/01/2033 CALLABLE @ 103.438 03/01/2028	22,000	22,578
T-MOBILE USA INC 6.700% 12/15/2033	75,000	83,765
TEGNA INC 5.000% 09/15/2029 CALLABLE @ 100.883 09/15/2026	110,000	109,245
TELECOM ITALIA CAPITAL SA 6.375% 11/15/2033	12,000	12,576
UNIVISION COMMUNICATIONS INC 144A 7.375% 06/30/2030 CALLABLE @ 101.844 06/30/2026	88,000	89,140
UNIVISION COMMUNICATIONS INC 144A 8.000% 08/15/2028 CALLABLE @ 102.000 08/15/2026	87,000	89,784
UNIVISION COMMUNICATIONS, INC. 144A 8.500% 07/31/2031 CALLABLE @ 104.250 07/31/2027	2,000	2,085
UNIVISION COMMUNICATIONS INC 144A 9.375% 08/01/2032 CALLABLE @ 104.688 08/01/2028	31,000	33,378
WULF COMPUTE LLC 144A 7.750% 10/15/2030 CALLABLE @ 103.875 10/15/2027	95,000	99,071
XPO INC 144A 6.250% 06/01/2028 CALLABLE @ 101.563 06/01/2026	45,000	45,782
		8,920,094
Consumer Discretionary (18.0%)
ACCO BRANDS CORP 144A 4.250% 03/15/2029 CALLABLE @ 100.000 03/15/2026	110,000	101,852
ACUSHNET CO. 144A 5.625% 12/01/2033 CALLABLE @ 102.813 12/01/2028	10,000	10,092
ADIENT GLOBAL HOLDINGS LTD 144A 7.000% 04/15/2028 CALLABLE @ 101.750 04/15/2026	3,000	3,068
ADIENT GLOBAL HOLDINGS LTD 144A 8.250% 04/15/2031 CALLABLE @ 104.125 04/15/2026	172,000	180,217
ADIENT GLOBAL HOLDINGS LTD 144A 7.500% 02/15/2033 CALLABLE @ 103.750 02/15/2028	48,000	49,841
AMER SPORTS CO 144A 6.750% 02/16/2031 CALLABLE @ 103.375 02/16/2027	80,000	83,332
AMERICAN AXLE & MANUFACTURING INC 6.875% 07/01/2028	54,000	54,063
ASBURY AUTOMOTIVE GROUP INC 4.500% 03/01/2028	87,000	86,649
ASBURY AUTOMOTIVE GROUP INC 4.750% 03/01/2030 CALLABLE @ 101.583 03/01/2026	11,000	10,829
ASBURY AUTOMOTIVE GROUP INC 144A 4.625% 11/15/2029 CALLABLE @ 100.000 11/15/2026	20,000	19,689
AVIS BUDGET CAR RENTAL LLC 144A 5.750% 07/15/2027	44,000	44,028
AVIS BUDGET CAR RENTAL LLC 144A 5.375% 03/01/2029 CALLABLE @ 100.000 03/01/2026	165,000	161,007
AVIS BUDGET CAR RENTAL LLC 144A 4.750% 04/01/2028 CALLABLE @ 100.000 04/01/2026	70,000	68,537
AVIS BUDGET CAR RENTAL LLC 144A 8.250% 01/15/2030 CALLABLE @ 102.063 01/15/2027	107,000	110,743
AVIS BUDGET CAR RENTAL LLC / AVIS BUDGET FINANCE, 144A 8.375% 06/15/2032 CALLABLE @ 104.188 06/15/2028	51,000	52,438
BOYNE USA INC 144A 4.750% 05/15/2029 CALLABLE @ 100.000 05/15/2026	86,000	85,097
BUILDERS FIRSTSOURCE INC 144A 5.000% 03/01/2030 CALLABLE @ 101.667 03/01/2026	14,000	13,949
BUILDERS FIRSTSOURCE INC 144A 4.250% 02/01/2032 CALLABLE @ 102.125 08/01/2026	94,000	89,570
BUILDERS FIRSTSOURCE INC 144A 6.375% 06/15/2032 CALLABLE @ 103.188 06/15/2027	69,000	71,111
BUILDERS FIRSTSOURCE INC 144A 6.375% 03/01/2034 CALLABLE @ 103.188 03/01/2029	40,000	41,387
BUILDERS FIRSTSOURCE, INC. 144A 6.750% 05/15/2035 CALLABLE @ 103.375 05/15/2030	27,000	28,372
CHURCHILL DOWNS, INC. 144A 5.750% 04/01/2030 CALLABLE @ 101.438 04/01/2026	20,000	20,106
CD&R SMOKEY BUYER INC / RADIO SYSTEMS CORP 144A 9.500% 10/15/2029 CALLABLE @ 104.750 10/15/2026	70,000	61,996
CAESARS ENTERTAINMENT INC 144A 4.625% 10/15/2029 CALLABLE @ 100.000 10/15/2026	94,000	90,245
CAESARS ENTERTAINMENT, INC. 144A 7.000% 02/15/2030 CALLABLE @ 103.500 02/15/2026	54,000	55,759
CAESARS ENTERTAINMENT INC 144A 6.500% 02/15/2032 CALLABLE @ 103.250 02/15/2027	159,000	162,581
CARNIVAL CORP. 144A 4.000% 08/01/2028 CALLABLE @ 100.000 05/01/2028	19,000	18,799
CARNIVAL CORP 144A 7.000% 08/15/2029 CALLABLE @ 103.500 08/15/2026	29,000	30,353
CARNIVAL CORP 144A 6.125% 02/15/2033 CALLABLE @ 103.063 02/15/2028	90,000	92,586
CARNIVAL CORP. 144A 5.750% 03/15/2030 CALLABLE @ 100.000 12/15/2029	40,000	41,182
CARNIVAL CORP. 144A 5.875% 06/15/2031 CALLABLE @ 100.000 03/15/2031	10,000	10,340
CARNIVAL CORP. 144A 5.750% 08/01/2032 CALLABLE @ 100.000 05/01/2032	116,000	119,143
CEDAR FAIR LP / CANADA'S WONDERLAND CO 5.375% 04/15/2027	5,000	5,001
CEDAR FAIR LP 5.250% 07/15/2029 CALLABLE @ 100.875 07/15/2026	84,000	80,660
CHURCHILL DOWNS INC 144A 4.750% 01/15/2028	30,000	29,895
CINEMARK USA INC 144A 5.250% 07/15/2028 CALLABLE @ 100.000 07/15/2026	45,000	44,958
CINEMARK USA INC 144A 7.000% 08/01/2032 CALLABLE @ 103.500 08/01/2027	20,000	20,694
CLARIOS GLOBAL LP / CLARIOS US FINANCE CO 144A 6.750% 05/15/2028 CALLABLE @ 101.688 05/15/2026	82,000	83,923
CLARIOS GLOBAL LP / CLARIOS US FINANCE CO 144A 6.750% 02/15/2030 CALLABLE @ 103.375 02/15/2027	47,000	49,168
CLARIOS GLOBAL LP / CLARIOS US FINANCE CO. 144A 6.750% 09/15/2032 CALLABLE @ 103.375 09/15/2028	52,000	53,822
COOPER-STANDARD AUTOMOTIVE INC 144A 13.500% 03/31/2027 CALLABLE @ 100.000 01/31/2027	300,715	310,157
COOPER-STANDARD AUTOMOTIVE INC 144A 5.625% 05/15/2027 CALLABLE @ 100.000 01/31/2027	180,842	177,829
DORNOCH DEBT MERGER SUB INC 144A 6.625% 10/15/2029 CALLABLE @ 100.000 10/15/2026	110,000	97,938
FORD MOTOR CREDIT CO LLC 4.000% 11/13/2030 CALLABLE @ 100.000 08/13/2030	200,000	190,321
FORD MOTOR CREDIT CO LLC 7.122% 11/07/2033 CALLABLE @ 100.000 08/07/2033	200,000	216,316
FORD MOTOR CREDIT CO LLC 5.730% 09/05/2030 CALLABLE @ 100.000 08/05/2030	25,000	25,603
GAP INC/THE 144A 3.625% 10/01/2029 CALLABLE @ 100.000 10/01/2026	113,000	107,451
GOODYEAR TIRE & RUBBER CO/THE 5.250% 04/30/2031 CALLABLE @ 100.000 01/30/2031	31,000	29,812
GOODYEAR TIRE & RUBBER CO/THE 5.000% 07/15/2029 CALLABLE @ 100.000 04/15/2029	131,000	128,233
GOODYEAR TIRE & RUBBER CO/THE 5.250% 07/15/2031 CALLABLE @ 100.000 04/15/2031	75,000	71,422
GOODYEAR TIRE & RUBBER CO/THE 6.625% 07/15/2030 CALLABLE @ 103.313 07/15/2027	23,000	23,483
GRIFFON CORP 5.750% 03/01/2028 CALLABLE @ 100.000 03/01/2026	135,000	134,959
GROUP 1 AUTOMOTIVE INC 144A 6.375% 01/15/2030 CALLABLE @ 103.188 07/15/2026	26,000	26,687
HERTZ CORP/THE 144A 4.625% 12/01/2026	41,000	38,570
HERTZ CORP/THE 144A 5.000% 12/01/2029 CALLABLE @ 100.000 12/01/2026	205,000	135,187
HERTZ CORP/THE 144A 12.625% 07/15/2029 CALLABLE @ 106.313 07/15/2027	107,000	107,714
+^(2)ESC GCB HERTZ CORP	25,000	2
+^(2)ESC HERTZ CORP	148,000	15
+^(2)ESC HERTZ CORP	80,000	8
+^(2)ESC HERTZ CORP	20,000	2
HILTON DOMESTIC OPERATING CO INC 144A 5.875% 04/01/2029 CALLABLE @ 102.938 04/01/2026	27,000	27,623
HILTON DOMESTIC OPERATING CO INC 144A 6.125% 04/01/2032 CALLABLE @ 103.063 04/01/2027	27,000	27,881
HILTON DOMESTIC OPERATING CO INC 144A 5.875% 03/15/2033 CALLABLE @ 102.938 03/15/2028	74,000	75,929
HILTON DOMESTIC OPERATING CO, INC. 144A 5.750% 09/15/2033 CALLABLE @ 102.875 07/01/2028	72,000	73,350
HILTON DOMESTIC OPERATING CO., INC. 144A 5.500% 03/31/2034 CALLABLE @ 102.750 12/01/2028	14,000	14,067
HILTON WORLDWIDE FINANCE LLC 4.875% 04/01/2027	83,000	83,030
JELD-WEN INC 144A 4.875% 12/15/2027	95,000	84,098
JELD-WEN INC 144A 7.000% 09/01/2032 CALLABLE @ 103.500 09/01/2027	40,000	25,047
BATH & BODY WORKS INC 6.750% 07/01/2036	35,000	34,923
BATH & BODY WORKS INC 144A 6.625% 10/01/2030 CALLABLE @ 102.208 10/01/2026	30,000	30,724
LITHIA MOTORS, INC. 144A 4.625% 12/15/2027	20,000	19,963
LITHIA MOTORS, INC. 144A 5.500% 10/01/2030 CALLABLE @ 102.750 10/01/2027	20,000	20,049
LIVE NATION ENTERTAINMENT INC 144A 4.750% 10/15/2027	170,000	169,922
LIVE NATION ENTERTAINMENT INC 144A 6.500% 05/15/2027 CALLABLE @ 100.000 05/15/2026	303,000	304,996
LIVE NATION ENTERTAINMENT INC 144A 3.750% 01/15/2028 CALLABLE @ 100.000 01/15/2027	47,000	46,345
MGM RESORTS INTERNATIONAL 5.500% 04/15/2027 CALLABLE @ 100.000 01/15/2027	87,000	87,550
MGM RESORTS INTERNATIONAL 6.500% 04/15/2032 CALLABLE @ 103.250 04/15/2027	72,000	73,705
MGM RESORTS INTERNATIONAL 6.125% 09/15/2029 CALLABLE @ 103.063 09/15/2026	63,000	64,428
MIWD HOLDCO II LLC 144A 5.500% 02/01/2030 CALLABLE @ 101.375 02/01/2026	39,000	37,881
MARRIOTT OWNERSHIP RESORTS, INC. 144A 4.500% 06/15/2029 CALLABLE @ 100.000 06/15/2026	21,000	20,076
MASTERBRAND INC 144A 7.000% 07/15/2032 CALLABLE @ 103.500 07/15/2027	66,000	68,444
MITER BRANDS ACQUISITION HOLDCO INC 144A 6.750% 04/01/2032 CALLABLE @ 103.375 04/01/2027	58,000	59,594
NCL CORP. LTD 144A 5.875% 01/15/2031 CALLABLE @ 102.938 09/15/2027	32,000	32,085
NEWELL BRANDS INC 6.875% 04/01/2036 CALLABLE @ 100.000 10/01/2035	65,000	62,795
NEWELL BRANDS INC 6.375% 09/15/2027 CALLABLE @ 100.000 06/15/2027	20,000	20,168
NEWELL BRANDS INC 6.625% 09/15/2029 CALLABLE @ 100.000 06/15/2029	34,000	34,045
NEWELL BRANDS INC 6.625% 05/15/2032 CALLABLE @ 100.000 02/15/2032	14,000	13,710
NEWELL BRANDS INC 6.375% 05/15/2030 CALLABLE @ 100.000 02/15/2030	33,000	32,617
NEWELL BRANDS, INC. 144A 8.500% 06/01/2028 CALLABLE @ 100.000 03/01/2028	40,000	41,938
PM GENERAL PURCHASER LLC 144A 9.500% 10/01/2028	50,000	45,660
#PETCO HEALTH & WELLNESS CO., INC. 144A 8.250% 02/01/2031 CALLABLE @ 104.125 02/01/2028	37,000	37,155
QUEEN MERGERCO, INC. 144A 6.750% 04/30/2032 CALLABLE @ 103.375 04/30/2028	78,000	80,375
RIVERS ENTERPRISE LENDER LLC / RIVERS ENTERPRISE 144A 6.250% 10/15/2030 CALLABLE @ 103.125 10/15/2027	14,000	14,212
ROYAL CARIBBEAN CRUISES LTD 144A 6.250% 03/15/2032 CALLABLE @ 103.125 03/15/2027	88,000	91,270
ROYAL CARIBBEAN CRUISES LTD. 144A 6.000% 02/01/2033 CALLABLE @ 103.000 08/01/2027	63,000	64,941
ROYAL CARIBBEAN CRUISES LTD 144A 5.625% 09/30/2031 CALLABLE @ 102.813 09/30/2027	52,000	53,453
(2)(3) SAKS GLOBAL ENTERPRISES LLC 144A 11.000% 12/15/2029 CALLABLE @ 105.500 12/15/2026	39,336	98
SCOTTS MIRACLE-GRO CO/THE 5.250% 12/15/2026	135,000	134,945
SCOTTS MIRACLE-GRO CO/THE 4.500% 10/15/2029 CALLABLE @ 100.750 10/15/2026	14,000	13,779
SCOTTS MIRACLE-GRO CO/THE 4.375% 02/01/2032 CALLABLE @ 102.188 08/01/2026	56,000	52,798
SCOTTS MIRACLE-GRO CO/THE 4.000% 04/01/2031 CALLABLE @ 102.000 04/01/2026	111,000	104,481
SERVICE CORP INTERNATIONAL/US 3.375% 08/15/2030 CALLABLE @ 101.125 08/15/2026	77,000	72,028
SERVICE CORP INTERNATIONAL/US 4.000% 05/15/2031 CALLABLE @ 102.000 05/15/2026	19,000	18,091
SIX FLAGS ENTERTAINMENT CORP/DE 144A 7.250% 05/15/2031 CALLABLE @ 103.625 05/15/2026	49,000	48,349
SIX FLAGS ENTERTAINMENT CORP 144A 6.625% 05/01/2032 CALLABLE @ 103.313 05/01/2027	156,000	159,408
SIX FLAGS ENTERTAINMENT CORP/CANADA'S WONDERLAND 144A 8.625% 01/15/2032 CALLABLE @ 104.313 07/15/2028	30,000	30,613
SONIC AUTOMOTIVE INC 144A 4.625% 11/15/2029 CALLABLE @ 100.000 11/15/2026	127,000	124,794
SONIC AUTOMOTIVE INC 144A 4.875% 11/15/2031 CALLABLE @ 102.438 11/15/2026	5,000	4,821
STAPLES INC 144A 10.750% 09/01/2029 CALLABLE @ 105.375 09/01/2026	195,000	191,613
STAPLES INC 144A 12.750% 01/15/2030 CALLABLE @ 106.375 06/15/2027	87,863	71,935
STATION CASINOS LLC 144A 4.500% 02/15/2028	157,000	156,321
STATION CASINOS LLC 144A 4.625% 12/01/2031 CALLABLE @ 100.000 06/01/2031	20,000	19,202
TEMPUR SEALY INTERNATIONAL INC 144A 4.000% 04/15/2029 CALLABLE @ 100.000 04/15/2026	164,000	159,084
TEMPUR SEALY INTERNATIONAL INC 144A 3.875% 10/15/2031 CALLABLE @ 101.938 10/15/2026	34,000	31,725
VAIL RESORTS INC 144A 6.500% 05/15/2032 CALLABLE @ 103.250 05/15/2027	53,000	54,927
VAIL RESORTS, INC. 144A 5.625% 07/15/2030 CALLABLE @ 102.813 07/15/2027	29,000	29,453
VIKING CRUISES LTD. 144A 5.875% 10/15/2033 CALLABLE @ 102.938 10/15/2028	61,000	61,879
WAND NEWCO 3 INC 144A 7.625% 01/30/2032 CALLABLE @ 103.813 01/30/2027	47,000	49,443
WAYFAIR LLC 144A 7.250% 10/31/2029 CALLABLE @ 103.625 10/31/2026	26,000	27,185
WAYFAIR LLC 144A 7.750% 09/15/2030 CALLABLE @ 103.875 09/15/2027	63,000	66,985
WAYFAIR, INC. 144A 6.750% 11/15/2032 CALLABLE @ 103.375 11/15/2028	27,000	27,904
WEEKLEY HOMES LLC / WEEKLEY FINANCE CORP 144A 4.875% 09/15/2028 CALLABLE @ 100.000 09/15/2026	49,000	48,268
WYNN LAS VEGAS LLC 144A 5.250% 05/15/2027 CALLABLE @ 100.000 02/15/2027	25,000	25,141
WYNN RESORTS FINANCE LLC 144A 5.125% 10/01/2029 CALLABLE @ 100.000 07/01/2029	228,000	228,648
WYNN RESORTS FINANCE LLC 144A 6.250% 03/15/2033 CALLABLE @ 103.125 09/15/2027	41,000	41,773
		8,388,531
Consumer Staples (3.6%)
ALBERTSONS COS INC / SAFEWAY INC / 144A 5.875% 02/15/2028	86,000	86,031
ALBERTSONS COS INC / SAFEWAY INC / 144A 4.625% 01/15/2027	135,000	134,962
ALBERTSONS COS INC / SAFEWAY INC 144A 4.875% 02/15/2030 CALLABLE @ 102.438 02/15/2026	30,000	29,653
ALBERTSONS COS, INC. 144A 5.500% 03/31/2031 CALLABLE @ 102.750 11/15/2027	14,000	14,002
#ALBERTSONS COS, INC. 144A 5.625% 03/31/2032 CALLABLE @ 102.813 03/31/2028	65,000	64,920
CENTRAL GARDEN & PET CO 5.125% 02/01/2028	183,000	182,851
CENTRAL GARDEN & PET CO 4.125% 10/15/2030 CALLABLE @ 101.375 10/15/2026	49,000	46,908
CENTRAL GARDEN & PET CO. 144A 4.125% 04/30/2031 CALLABLE @ 102.063 04/30/2026	8,000	7,566
COTY INC/HFC PRESTIGE PRODUCTS INC 144A 4.750% 01/15/2029 CALLABLE @ 100.000 01/15/2027	10,000	9,896
EDGEWELL PERSONAL CARE CO 144A 5.500% 06/01/2028	145,000	145,047
EDGEWELL PERSONAL CARE CO 144A 4.125% 04/01/2029 CALLABLE @ 100.000 04/01/2026	25,000	23,926
ENERGIZER HOLDINGS INC 144A 4.750% 06/15/2028	224,000	221,604
LAMB WESTON HOLDINGS INC 144A 4.125% 01/31/2030 CALLABLE @ 100.000 01/31/2027	94,000	90,742
PERFORMANCE FOOD GROUP INC 144A 5.500% 10/15/2027	116,000	116,057
PERFORMANCE FOOD GROUP, INC. 144A 4.250% 08/01/2029 CALLABLE @ 100.000 08/01/2026	95,000	93,011
PERFORMANCE FOOD GROUP INC 144A 6.125% 09/15/2032 CALLABLE @ 103.063 09/15/2027	21,000	21,604
POST HOLDINGS INC 144A 4.625% 04/15/2030 CALLABLE @ 101.542 04/15/2026	65,000	63,439
POST HOLDINGS INC 144A 6.250% 02/15/2032 CALLABLE @ 103.125 02/15/2027	54,000	55,444
PRIMO WATER HOLDINGS, INC. / TRITON WATER 144A 6.250% 04/01/2029 CALLABLE @ 100.000 04/01/2026	142,000	142,103
SPECTRUM BRANDS INC 144A 3.875% 03/15/2031 CALLABLE @ 101.938 03/15/2026	5,000	4,035
US FOODS INC 144A 4.750% 02/15/2029 CALLABLE @ 100.000 02/15/2026	15,000	14,940
US FOODS INC 144A 4.625% 06/01/2030 CALLABLE @ 101.156 06/01/2026	68,000	66,970
US FOODS INC 144A 6.875% 09/15/2028 CALLABLE @ 101.719 09/15/2026	24,000	24,754
		1,660,465
Energy (10.8%)
AETHON UNITED BR LP / AETHON UNITED FINANCE CORP 144A 7.500% 10/01/2029 CALLABLE @ 103.750 10/01/2026	13,000	13,679
ANTERO RESOURCES CORP 144A 7.625% 02/01/2029 CALLABLE @ 101.271 02/01/2026	46,000	46,698
ANTERO MIDSTREAM PARTNERS LP 144A 5.750% 01/15/2028	100,000	100,045
ANTERO MIDSTREAM PARTNERS LP 144A 5.375% 06/15/2029 CALLABLE @ 100.000 06/15/2026	101,000	101,173
ANTERO MIDSTREAM PARTNERS LP / ANTERO MIDSTREAM 144A 5.750% 10/15/2033 CALLABLE @ 102.875 10/15/2028	32,000	32,356
ARCHROCK SERVICES LP / ARCHROCK PARTNERS FINANCE 144A 6.000% 02/01/2034 CALLABLE @ 103.000 02/01/2029	14,000	14,004
ARCHROCK PARTNERS LP 144A 6.625% 09/01/2032 CALLABLE @ 103.313 09/01/2027	34,000	35,248
ASCENT RESOURCES UTICA HOLDINGS LLC/ 144A 5.875% 06/30/2029 CALLABLE @ 100.000 09/01/2026	22,000	22,136
ASCENT RESOURCES UTICA HOLDINGS LLC 144A 6.625% 10/15/2032 CALLABLE @ 103.313 10/15/2027	30,000	31,071
ASCENT RESOURCES UTICA HOLDINGS LLC / ARU 144A 6.625% 07/15/2033 CALLABLE @ 103.313 07/15/2028	33,000	34,163
BLUE RACER MIDSTREAM LLC / BLUE RACER FINANCE CORP 144A 6.625% 07/15/2026	35,000	35,043
BLUE RACER MIDSTREAM LLC / BLUE RACER FINANCE CORP 144A 7.000% 07/15/2029 CALLABLE @ 103.500 07/15/2026	30,000	31,272
BLUE RACER MIDSTREAM LLC / BLUE RACER FINANCE CORP 144A 7.250% 07/15/2032 CALLABLE @ 103.625 07/15/2027	22,000	23,325
BUCKEYE PARTNERS LP 3.950% 12/01/2026 CALLABLE @ 100.000 09/01/2026	96,000	95,349
BUCKEYE PARTNERS LP 4.125% 12/01/2027 CALLABLE @ 100.000 09/01/2027	15,000	14,826
BUCKEYE PARTNERS LP 144A 4.500% 03/01/2028 CALLABLE @ 100.000 12/01/2027	40,000	39,787
BUCKEYE PARTNERS LP 144A 6.750% 02/01/2030 CALLABLE @ 103.375 02/01/2027	20,000	20,948
CNX RESOURCES CORP 144A 6.000% 01/15/2029 CALLABLE @ 100.000 01/15/2027	31,000	31,178
CNX RESOURCES CORP 144A 7.375% 01/15/2031 CALLABLE @ 101.844 01/15/2027	40,000	41,427
CNX MIDSTREAM PARTNERS LP 144A 4.750% 04/15/2030 CALLABLE @ 101.188 04/15/2026	16,000	15,544
+^(2)ESC CB CHESAPEAKE ENERGY CORP	15,000	0
CIVITAS RESOURCES INC 144A 8.375% 07/01/2028 CALLABLE @ 102.094 07/01/2026	49,000	50,419
CIVITAS RESOURCES INC 144A 8.750% 07/01/2031 CALLABLE @ 104.375 07/01/2026	67,000	70,371
CIVITAS RESOURCES INC 144A 8.625% 11/01/2030 CALLABLE @ 104.313 11/01/2026	33,000	34,904
CIVITAS RESOURCES, INC. 144A 9.625% 06/15/2033 CALLABLE @ 104.813 06/15/2028	39,000	42,652
COMSTOCK RESOURCES INC 144A 6.750% 03/01/2029 CALLABLE @ 101.125 03/01/2026	153,000	153,966
COMSTOCK RESOURCES INC 144A 5.875% 01/15/2030 CALLABLE @ 100.979 01/15/2027	46,000	44,871
DT MIDSTREAM INC 144A 4.125% 06/15/2029 CALLABLE @ 100.000 06/15/2026	110,000	108,742
DT MIDSTREAM INC 144A 4.375% 06/15/2031 CALLABLE @ 102.188 06/15/2026	25,000	24,516
DIAMOND FOREIGN ASSET CO / DIAMOND FINANCE LLC 144A 8.500% 10/01/2030 CALLABLE @ 104.250 10/01/2026	62,000	65,953
EQT CORP. 7.500% 06/01/2030 CALLABLE @ 100.000 12/01/2029	36,000	39,617
EQT CORP. 4.750% 01/15/2031 CALLABLE @ 100.000 07/15/2030	54,000	54,256
PERMIAN RESOURCES OPERATING LLC 144A 8.000% 04/15/2027 CALLABLE @ 100.000 04/15/2026	40,000	40,343
PERMIAN RESOURCES OPERATING LLC 144A 9.875% 07/15/2031 CALLABLE @ 104.938 07/15/2026	90,000	96,842
GENESIS ENERGY LP / GENESIS ENERGY FINANCE CORP 7.750% 02/01/2028 CALLABLE @ 100.000 02/01/2026	76,000	76,329
GENESIS ENERGY LP / GENESIS ENERGY FINANCE CORP 8.875% 04/15/2030 CALLABLE @ 104.438 04/15/2026	38,000	40,002
GENESIS ENERGY LP / GENESIS ENERGY FINANCE CORP 7.875% 05/15/2032 CALLABLE @ 103.938 05/15/2027	15,000	15,653
GULFPORT ENERGY OPERATING CORP 144A 6.750% 09/01/2029 CALLABLE @ 103.375 09/01/2026	90,000	92,811
HARVEST MIDSTREAM I LP 144A 7.500% 05/15/2032 CALLABLE @ 103.750 05/15/2027	35,000	36,558
HESS MIDSTREAM OPERATIONS LP 144A 4.250% 02/15/2030 CALLABLE @ 101.063 02/15/2026	47,000	45,907
HESS MIDSTREAM OPERATIONS LP 144A 6.500% 06/01/2029 CALLABLE @ 103.250 06/01/2026	38,000	39,330
HESS MIDSTREAM OPERATIONS LP 144A 5.875% 03/01/2028 CALLABLE @ 102.938 03/01/2026	18,000	18,338
HESS MIDSTREAM OPERATIONS LP 144A 5.125% 06/15/2028 CALLABLE @ 100.000 06/15/2026	55,000	55,014
+^(2)ESC CB11A HIGH RIDGE	60,000	0
HILCORP ENERGY I LP / HILCORP FINANCE CO 144A 6.000% 04/15/2030 CALLABLE @ 102.000 04/15/2026	29,000	28,533
HILCORP ENERGY I LP / HILCORP FINANCE CO 144A 6.250% 04/15/2032 CALLABLE @ 103.125 05/15/2027	23,000	22,064
HILCORP ENERGY I LP / HILCORP FINANCE CO 144A 6.875% 05/15/2034 CALLABLE @ 103.438 05/15/2029	5,000	4,814
HOWARD MIDSTREAM ENERGY PARTNERS LLC 144A 7.375% 07/15/2032 CALLABLE @ 103.688 07/15/2027	71,000	74,904
HOWARD MIDSTREAM ENERGY PARTNERS LLC 144A 6.625% 01/15/2034 CALLABLE @ 103.313 01/15/2029	43,000	44,130
CRESCENT ENERGY FINANCE LLC 144A 9.250% 02/15/2028 CALLABLE @ 102.313 02/15/2026	93,000	95,661
CRESCENT ENERGY FINANCE LLC 144A 7.625% 04/01/2032 CALLABLE @ 103.813 04/01/2027	81,000	80,344
CRESCENT ENERGY FINANCE LLC 144A 7.375% 01/15/2033 CALLABLE @ 103.688 07/15/2027	59,000	57,088
CRESCENT ENERGY FINANCE LLC 144A 8.375% 01/15/2034 CALLABLE @ 104.188 07/15/2028	40,000	40,379
KINETIK HOLDINGS LP 144A 5.875% 06/15/2030 CALLABLE @ 101.469 06/15/2026	40,000	40,475
KINETIK HOLDINGS LP 144A 6.625% 12/15/2028 CALLABLE @ 101.656 12/15/2026	25,000	25,748
KODIAK GAS SERVICES LLC 144A 7.250% 02/15/2029 CALLABLE @ 103.625 02/15/2026	42,000	43,565
KODIAK GAS SERVICES LLC 144A 6.500% 10/01/2033 CALLABLE @ 103.250 10/01/2028	20,000	20,484
VITAL ENERGY INC 144A 7.875% 04/15/2032 CALLABLE @ 103.938 04/15/2027	86,000	85,539
MATADOR RESOURCES CO 144A 6.500% 04/15/2032 CALLABLE @ 103.250 04/15/2027	38,000	38,694
MATADOR RESOURCES CO 144A 6.250% 04/15/2033 CALLABLE @ 103.125 04/15/2028	60,000	60,472
NGL ENERGY OPERATING LLC 144A 8.125% 02/15/2029 CALLABLE @ 104.063 02/15/2026	44,000	45,657
NGL ENERGY OPERATING LLC 144A 8.375% 02/15/2032 CALLABLE @ 104.188 02/15/2027	46,000	48,135
NOBLE FINANCE II LLC 144A 8.000% 04/15/2030 CALLABLE @ 104.000 04/15/2026	39,000	40,626
NORTHRIVER MIDSTREAM FINANCE LP 144A 6.750% 07/15/2032 CALLABLE @ 103.375 07/15/2027	23,000	23,405
NUSTAR LOGISTICS LP 5.625% 04/28/2027 CALLABLE @ 100.000 01/28/2027	30,000	30,294
NUSTAR LOGISTICS LP 6.000% 06/01/2026 CALLABLE @ 100.000 03/01/2026	50,000	50,067
NUSTAR LOGISTICS LP 6.375% 10/01/2030 CALLABLE @ 100.000 04/01/2030	86,000	90,104
CHORD ENERGY CORP. 144A 6.750% 03/15/2033 CALLABLE @ 103.375 03/15/2028	35,000	36,207
CHORD ENERGY CORP. 144A 6.000% 10/01/2030 CALLABLE @ 103.000 10/01/2027	35,000	66,096
ONEOK, INC. 4.850% 07/15/2026 CALLABLE @ 100.000 04/15/2026	25,000	25,045
PERMIAN RESOURCES OPERATING LLC 144A 7.000% 01/15/2032 CALLABLE @ 103.500 01/15/2027	39,000	40,884
PERMIAN RESOURCES OPERATING LLC 144A 6.250% 02/01/2033 CALLABLE @ 103.125 08/01/2027	42,000	43,262
PRAIRIE ACQUIROR LP 144A 9.000% 08/01/2029 CALLABLE @ 104.500 02/01/2026	27,000	28,007
ROCKIES EXPRESS PIPELINE LLC 144A 6.750% 03/15/2033 CALLABLE @ 103.375 03/15/2028	29,000	30,594
SM ENERGY CO 6.750% 09/15/2026	120,000	120,187
SM ENERGY CO 6.625% 01/15/2027	50,000	50,037
SM ENERGY CO 6.500% 07/15/2028 CALLABLE @ 100.000 07/15/2026	11,000	11,130
SM ENERGY CO 144A 7.000% 08/01/2032 CALLABLE @ 103.500 08/01/2027	19,000	19,048
EXPAND ENERGY CORP 5.375% 02/01/2029 CALLABLE @ 100.000 02/01/2026	6,000	6,004
EXPAND ENERGY CORP 4.750% 02/01/2032 CALLABLE @ 102.375 02/01/2027	12,000	11,888
SUNOCO LP 144A 7.000% 05/01/2029 CALLABLE @ 103.500 05/01/2026	25,000	25,996
SUNOCO LP / SUNOCO FINANCE CORP 4.500% 05/15/2029 CALLABLE @ 100.750 05/15/2026	124,000	122,006
SUNOCO LP / SUNOCO FINANCE CORP 4.500% 04/30/2030 CALLABLE @ 101.125 04/30/2026	65,000	63,473
TALLGRASS ENERGY PTRS LP/TALLGRASS ENERGY FIN CORP 144A 5.500% 01/15/2028	35,000	34,988
TALLGRASS ENERGY PARTNERS LP 144A 6.000% 12/31/2030 CALLABLE @ 102.000 12/31/2026	70,000	71,004
TALLGRASS ENERGY PARTNERS LP 144A 6.000% 09/01/2031 CALLABLE @ 103.000 09/01/2026	70,000	70,448
TALLGRASS ENERGY PARTNERS LP 144A 7.375% 02/15/2029 CALLABLE @ 103.688 02/15/2026	32,000	33,173
TALLGRASS ENERGY PARTNERS LP / TALLGRASS ENERGY 144A 6.750% 03/15/2034 CALLABLE @ 103.375 03/15/2029	60,000	61,063
TARGA RESOURCES PARTNERS LP 5.500% 03/01/2030 CALLABLE @ 101.833 03/01/2026	15,000	15,283
TARGA RESOURCES PARTNERS LP 4.875% 02/01/2031 CALLABLE @ 102.438 02/01/2026	70,000	70,655
TRANSOCEAN INC 144A 8.750% 02/15/2030 CALLABLE @ 104.375 02/15/2026	20,250	21,111
TRANSOCEAN INC 144A 8.250% 05/15/2029 CALLABLE @ 104.125 05/15/2026	55,000	56,041
TRANSOCEAN TITAN FINANCING LTD 144A 8.375% 02/01/2028 CALLABLE @ 102.094 02/01/2026	13,762	14,040
VALARIS LTD 144A 8.375% 04/30/2030 CALLABLE @ 104.188 04/30/2026	25,000	26,123
VENTURE GLOBAL PLAQUEMINES LNG LLC 144A 7.750% 05/01/2035 CALLABLE @ 100.000 12/01/2034	16,000	17,842
VENTURE GLOBAL PLAQUEMINES LNG LLC 144A 6.500% 01/15/2034 CALLABLE @ 100.000 07/15/2033	51,000	52,870
VENTURE GLOBAL PLAQUEMINES LNG LLC 144A 6.125% 12/15/2030 CALLABLE @ 100.000 09/15/2030	41,000	42,200
VENTURE GLOBAL PLAQUEMINES LNG LLC 144A 6.500% 06/15/2034 CALLABLE @ 100.000 12/15/2033	28,000	29,000
VENTURE GLOBAL LNG INC 144A 8.125% 06/01/2028 CALLABLE @ 102.031 06/01/2026	41,000	41,996
VENTURE GLOBAL LNG INC 144A 8.375% 06/01/2031 CALLABLE @ 104.188 06/01/2026	15,000	15,341
VENTURE GLOBAL LNG INC 144A 9.500% 02/01/2029 CALLABLE @ 100.000 11/01/2028	102,000	108,619
VENTURE GLOBAL LNG INC 144A 9.875% 02/01/2032 CALLABLE @ 104.938 02/01/2027	100,000	105,734
EXPAND ENERGY CORP 144A 6.750% 04/15/2029 CALLABLE @ 100.000 04/15/2026	278,000	279,342
WBI OPERATING LLC 144A 6.250% 10/15/2030 CALLABLE @ 103.125 10/15/2027	52,000	52,390
		5,036,975
Financials (1.3%)
ASURION LLC AND ASURION CO-ISSUER, INC. 144A 8.000% 12/31/2032 CALLABLE @ 104.000 12/31/2028	56,000	58,457
COINBASE GLOBAL INC 144A 3.375% 10/01/2028 CALLABLE @ 100.000 10/01/2026	20,000	19,095
COINBASE GLOBAL INC 144A 3.625% 10/01/2031 CALLABLE @ 101.813 10/01/2026	20,000	17,669
ONEMAIN FINANCE CORP 4.000% 09/15/2030 CALLABLE @ 101.333 09/15/2026	18,000	16,877
ONEMAIN FINANCE CORP 3.500% 01/15/2027	20,000	19,750
ROCKET MORTGAGE LLC 144A 3.625% 03/01/2029 CALLABLE @ 100.000 03/01/2026	86,000	83,071
ROCKET COS, INC. 144A 6.125% 08/01/2030 CALLABLE @ 103.063 08/01/2027	69,000	70,653
ROCKET COS, INC. 144A 6.375% 08/01/2033 CALLABLE @ 103.188 08/01/2028	38,000	39,420
ROCKET COS, INC. 144A 7.125% 02/01/2032 CALLABLE @ 103.563 02/01/2027	36,000	37,626
ROCKET MORTGAGE LLC 144A 2.875% 10/15/2026	54,000	53,266
ROCKET MORTGAGE LLC 144A 4.000% 10/15/2033 CALLABLE @ 102.000 10/15/2027	9,000	8,265
ONEMAIN FINANCE CORP 6.625% 01/15/2028 CALLABLE @ 100.000 07/15/2027	24,000	24,629
SPRINGLEAF FINANCE CORP. 5.375% 11/15/2029 CALLABLE @ 100.000 05/15/2029	145,000	144,626
STARWOOD PROPERTY TRUST INC 144A 7.250% 04/01/2029 CALLABLE @ 100.000 10/01/2028	17,000	17,927
		611,331
Health Care (8.7%)
AHP HEALTH PARTNERS INC 144A 5.750% 07/15/2029 CALLABLE @ 100.000 07/15/2026	69,000	67,223
ACADIA HEALTHCARE CO INC 144A 5.500% 07/01/2028	83,000	82,022
ACADIA HEALTHCARE CO., INC. 144A 7.375% 03/15/2033 CALLABLE @ 103.688 03/15/2028	16,000	15,804
AVANTOR FUNDING INC 144A 4.625% 07/15/2028	206,000	204,400
BAUSCH + LOMB CORP 144A 8.375% 10/01/2028 CALLABLE @ 102.094 10/01/2026	15,000	15,637
BAUSCH HEALTH COS INC 144A 5.250% 01/30/2030 CALLABLE @ 100.000 01/30/2027	146,000	103,842
BAUSCH HEALTH COS INC 144A 6.250% 02/15/2029 CALLABLE @ 100.000 02/15/2026	80,000	63,292
BAUSCH HEALTH COS INC 144A 5.250% 02/15/2031 CALLABLE @ 102.625 02/15/2026	36,000	23,580
BAUSCH HEALTH COS INC 144A 5.000% 02/15/2029 CALLABLE @ 100.000 02/15/2026	29,000	22,113
BAUSCH HEALTH COS INC 144A 4.875% 06/01/2028 CALLABLE @ 100.000 06/01/2026	301,000	278,420
CHS/COMMUNITY HEALTH SYSTEMS INC 144A 6.000% 01/15/2029	39,000	38,895
CHS/COMMUNITY HEALTH SYSTEMS INC 144A 4.750% 02/15/2031 CALLABLE @ 102.375 02/15/2026	115,000	103,137
CHS/COMMUNITY HEALTH SYSTEMS INC 144A 6.125% 04/01/2030 CALLABLE @ 101.531 04/01/2026	23,000	18,922
CHS/COMMUNITY HEALTH SYSTEMS INC 144A 5.250% 05/15/2030 CALLABLE @ 101.313 05/15/2026	168,000	158,407
CHS/COMMUNITY HEALTH SYSTEMS INC 144A 10.875% 01/15/2032 CALLABLE @ 105.438 02/15/2027	52,000	55,978
CONCENTRA ESCROW ISSUER CORP 144A 6.875% 07/15/2032 CALLABLE @ 103.438 07/15/2027	24,000	25,132
DAVITA INC 144A 4.625% 06/01/2030 CALLABLE @ 101.542 06/01/2026	171,000	164,533
DAVITA INC 144A 3.750% 02/15/2031 CALLABLE @ 101.875 02/15/2026	110,000	100,888
DAVITA INC 144A 6.875% 09/01/2032 CALLABLE @ 103.438 09/01/2027	38,000	39,142
ELANCO ANIMAL HEALTH INC 6.650% 08/28/2028 CALLABLE @ 100.000 05/28/2028	45,000	46,876
EMERGENT BIOSOLUTIONS INC 144A 3.875% 08/15/2028	27,000	24,110
ENCOMPASS HEALTH CORP 4.500% 02/01/2028	169,000	168,172
ENCOMPASS HEALTH CORP 4.750% 02/01/2030 CALLABLE @ 101.583 02/01/2026	20,000	19,909
ENDO FINANCE HOLDINGS INC 144A 8.500% 04/15/2031 CALLABLE @ 104.250 04/15/2027	22,000	23,276
GLOBAL MEDICAL RESPONSE, INC. 144A 7.375% 10/01/2032 CALLABLE @ 103.688 10/01/2028	37,000	38,233
HOLOGIC INC 144A 4.625% 02/01/2028 CALLABLE @ 100.000 02/01/2026	110,000	109,865
IQVIA INC 144A 5.000% 10/15/2026	200,000	199,936
IQVIA, INC. 144A 6.250% 06/01/2032 CALLABLE @ 103.125 06/01/2028	140,000	145,392
MEDLINE BORROWER LP/MEDLINE CO-ISSUER INC 144A 6.250% 04/01/2029 CALLABLE @ 103.125 04/01/2026	88,000	90,858
MOLINA HEALTHCARE, INC. 144A 6.500% 02/15/2031 CALLABLE @ 103.250 12/15/2027	39,000	39,963
MEDLINE BORROWER LP 144A 3.875% 04/01/2029 CALLABLE @ 100.000 10/01/2026	203,000	198,661
MEDLINE BORROWER LP 144A 5.250% 10/01/2029 CALLABLE @ 100.000 10/01/2026	114,000	114,199
ORGANON FINANCE 1 LLC 144A 4.125% 04/30/2028 CALLABLE @ 100.000 04/30/2026	200,000	196,161
OWENS & MINOR INC 144A 4.500% 03/31/2029 CALLABLE @ 100.000 03/31/2026	120,000	78,940
OWENS & MINOR INC 144A 6.625% 04/01/2030 CALLABLE @ 101.656 04/01/2026	47,000	26,451
PERRIGO FINANCE UNLIMITED CO 6.125% 09/30/2032 CALLABLE @ 103.063 09/30/2027	30,000	29,505
(4) RADIOLOGY PARTNERS INC 144A 9.781% (9.781% PIK) 02/15/2030	54,340	54,340
RADIOLOGY PARTNERS, INC. 144A 8.500% 07/15/2032 CALLABLE @ 104.250 07/15/2028	106,000	111,297
SOTERA HEALTH HOLDINGS LLC 144A 7.375% 06/01/2031 CALLABLE @ 103.688 06/01/2027	48,000	50,501
SURGERY CENTER HOLDINGS INC 144A 7.250% 04/15/2032 CALLABLE @ 103.625 04/15/2027	85,000	85,392
TENET HEALTHCARE CORP 5.125% 11/01/2027	276,000	276,078
TENET HEALTHCARE CORP 6.125% 06/15/2030 CALLABLE @ 101.531 06/15/2026	92,000	93,884
TENET HEALTHCARE CORP 6.750% 05/15/2031 CALLABLE @ 103.375 05/15/2026	171,000	177,602
BAUSCH HEALTH AMERICAS INC 144A 8.500% 01/31/2027	52,000	51,564
+^(2)ESC RITE AID CORP	27,514	0
		4,032,532
Industrials (12.7%)
ADT SECURITY CORP. 144A 4.125% 08/01/2029 CALLABLE @ 100.000 08/01/2028	113,000	110,112
API GROUP DE INC 144A 4.750% 10/15/2029 CALLABLE @ 100.000 10/15/2026	37,000	36,277
API GROUP DE INC 144A 4.125% 07/15/2029 CALLABLE @ 100.000 07/15/2026	56,000	54,460
ATS CORP 144A 4.125% 12/15/2028	49,000	47,817
AMERICAN AIRLINES INC/AADVANTAGE LOYALTY IP LTD 144A 5.500% 04/20/2026	33,507	33,533
AMERICAN AIRLINES INC/AADVANTAGE LOYALTY IP LTD 144A 5.750% 04/20/2029	165,000	166,722
AECOM 144A 6.000% 08/01/2033 CALLABLE @ 103.000 08/01/2028	50,000	51,204
ALLISON TRANSMISSION, INC. 144A 4.750% 10/01/2027	32,000	31,958
ALLISON TRANSMISSION INC 144A 5.875% 06/01/2029 CALLABLE @ 100.979 06/01/2026	121,000	122,496
ALLISON TRANSMISSION INC 144A 3.750% 01/30/2031 CALLABLE @ 101.250 01/30/2027	105,000	98,965
ALLISON TRANSMISSION, INC. 144A 5.875% 12/01/2033 CALLABLE @ 102.938 12/01/2028	17,000	17,243
ARAMARK SERVICES INC 144A 5.000% 02/01/2028 CALLABLE @ 100.000 02/01/2026	150,000	149,913
BWX TECHNOLOGIES INC 144A 4.125% 06/30/2028	44,000	43,352
BWX TECHNOLOGIES INC 144A 4.125% 04/15/2029 CALLABLE @ 100.000 04/15/2026	98,000	95,975
BOMBARDIER INC 144A 8.750% 11/15/2030 CALLABLE @ 104.375 11/15/2026	49,000	52,520
BOMBARDIER INC 144A 7.250% 07/01/2031 CALLABLE @ 103.625 07/01/2027	41,000	43,515
BOMBARDIER INC 144A 7.000% 06/01/2032 CALLABLE @ 103.500 06/01/2027	39,000	40,888
BOMBARDIER, INC. 144A 6.750% 06/15/2033 CALLABLE @ 103.375 06/15/2028	25,000	26,222
BRINK'S CO/THE 144A 6.500% 06/15/2029 CALLABLE @ 103.250 06/15/2026	21,000	21,670
CHART INDUSTRIES INC 144A 7.500% 01/01/2030 CALLABLE @ 101.875 01/01/2027	109,000	113,409
CHART INDUSTRIES INC 144A 9.500% 01/01/2031 CALLABLE @ 102.375 01/01/2027	12,000	12,633
CLEAN HARBORS, INC. 144A 6.375% 02/01/2031 CALLABLE @ 103.188 02/01/2026	10,000	10,239
CLEAN HARBORS, INC. 144A 5.750% 10/15/2033 CALLABLE @ 102.875 10/15/2028	40,000	40,861
CORECIVIC INC 8.250% 04/15/2029 CALLABLE @ 104.125 04/15/2026	90,000	94,260
DYCOM INDUSTRIES, INC. 144A 4.500% 04/15/2029 CALLABLE @ 100.000 04/15/2026	90,000	88,581
EMRLD BORROWER LP / EMERALD CO-ISSUER INC 144A 6.750% 07/15/2031 CALLABLE @ 103.375 07/15/2027	71,000	74,469
EMRLD BORROWER LP / EMERALD CO-ISSUER INC 144A 6.625% 12/15/2030 CALLABLE @ 103.313 06/15/2026	225,000	232,883
ENPRO, INC. 144A 6.125% 06/01/2033 CALLABLE @ 103.063 06/01/2028	20,000	20,573
EQUIPMENTSHARE.COM INC 144A 9.000% 05/15/2028 CALLABLE @ 104.500 05/15/2026	136,000	142,138
EQUIPMENTSHARE.COM INC 144A 8.625% 05/15/2032 CALLABLE @ 104.313 05/15/2027	17,000	18,169
EQUIPMENTSHARE.COM INC 144A 8.000% 03/15/2033 CALLABLE @ 104.000 09/15/2027	29,000	30,595
ESAB CORP 144A 6.250% 04/15/2029 CALLABLE @ 103.125 04/15/2026	43,000	44,172
FIRST STUDENT BIDCO INC / FIRST TRANSIT PARENT INC 144A 4.000% 07/31/2029 CALLABLE @ 100.000 07/31/2026	102,000	99,347
GEO GROUP INC/THE 8.625% 04/15/2029 CALLABLE @ 104.313 04/15/2026	69,000	72,156
GFL ENVIRONMENTAL INC 144A 4.000% 08/01/2028	90,000	88,573
GFL ENVIRONMENTAL INC 144A 4.750% 06/15/2029 CALLABLE @ 100.000 06/15/2026	45,000	44,708
GFL ENVIRONMENTAL INC 144A 4.375% 08/15/2029 CALLABLE @ 100.000 08/15/2026	39,000	38,200
GFL ENVIRONMENTAL INC 144A 6.750% 01/15/2031 CALLABLE @ 103.375 01/15/2027	115,000	120,221
GARDA WORLD SECURITY CORP 144A 6.000% 06/01/2029 CALLABLE @ 100.000 06/01/2026	59,000	58,057
GARDA WORLD SECURITY CORP 144A 8.250% 08/01/2032 CALLABLE @ 104.125 08/01/2027	60,000	61,306
GARDA WORLD SECURITY CORP 144A 8.375% 11/15/2032 CALLABLE @ 104.188 11/15/2027	30,000	30,810
GARDA WORLD SECURITY CORP. 144A 6.500% 01/15/2031 CALLABLE @ 103.250 11/15/2027	32,000	32,834
GATES CORP/DE 144A 6.875% 07/01/2029 CALLABLE @ 103.438 07/01/2026	20,000	20,785
WRANGLER HOLDCO CORP 144A 6.625% 04/01/2032 CALLABLE @ 103.313 04/01/2027	24,000	24,974
GLOBAL INFRASTRUCTURE SOLUTIONS INC 144A 5.625% 06/01/2029 CALLABLE @ 100.000 06/01/2026	80,000	80,139
GLOBAL INFRASTRUCTURE SOLUTIONS INC 144A 7.500% 04/15/2032 CALLABLE @ 103.750 04/15/2027	60,000	64,261
GOAT HOLDCO LLC 144A 6.750% 02/01/2032 CALLABLE @ 103.375 02/01/2028	24,000	24,640
HERC HOLDINGS INC 144A 6.625% 06/15/2029 CALLABLE @ 103.313 06/15/2026	48,000	49,645
HERC HOLDINGS, INC. 144A 7.000% 06/15/2030 CALLABLE @ 103.500 06/15/2027	30,000	31,485
HILLENBRAND INC 6.250% 02/15/2029 CALLABLE @ 103.125 02/15/2026	16,000	16,149
INSTALLED BUILDING PRODUCTS, INC. 144A 5.625% 02/01/2034 CALLABLE @ 102.813 02/01/2029	19,000	19,127
JETBLUE AIRWAYS CORP / JETBLUE LOYALTY LP 144A 9.875% 09/20/2031 CALLABLE @ 104.938 08/27/2027	100,000	100,521
#LSF12 HELIX PARENT LLC 144A 7.125% 02/01/2033 CALLABLE @ 103.563 02/01/2028	25,000	25,107
MADISON IAQ LLC 144A 4.125% 06/30/2028 CALLABLE @ 100.000 06/30/2026	241,000	238,046
MADISON IAQ LLC 144A 5.875% 06/30/2029 CALLABLE @ 100.000 06/30/2026	150,000	149,820
NESCO HOLDINGS II INC 144A 5.500% 04/15/2029 CALLABLE @ 100.000 04/15/2026	71,000	69,960
PRIME SECURITY SERVICES BORROWER LLC 144A 3.375% 08/31/2027 CALLABLE @ 100.000 08/31/2026	227,000	222,336
ADT SECURITY CORP./THE 144A 4.875% 07/15/2032	173,000	167,514
RAVEN ACQUISITION HOLDINGS LLC 144A 6.875% 11/15/2031 CALLABLE @ 103.438 11/15/2027	52,000	52,072
REGAL REXNORD CORP 6.050% 02/15/2026	43,000	43,012
REGAL REXNORD CORP 6.400% 04/15/2033 CALLABLE @ 100.000 01/15/2033	50,000	53,455
RESIDEO FUNDING INC 144A 6.500% 07/15/2032 CALLABLE @ 103.250 07/15/2027	64,000	64,979
RITCHIE BROS HOLDINGS INC 144A 6.750% 03/15/2028 CALLABLE @ 101.688 03/15/2026	17,000	17,312
RITCHIE BROS HOLDINGS INC 144A 7.750% 03/15/2031 CALLABLE @ 103.875 03/15/2026	17,000	17,722
SENSATA TECHNOLOGIES BV 144A 4.000% 04/15/2029 CALLABLE @ 100.000 04/15/2026	50,000	48,949
SENSATA TECHNOLOGIES INC 144A 3.750% 02/15/2031 CALLABLE @ 101.875 02/15/2026	18,000	16,869
TEREX CORP 144A 5.000% 05/15/2029 CALLABLE @ 100.000 05/15/2026	113,000	112,621
TEREX CORP 144A 6.250% 10/15/2032 CALLABLE @ 103.125 10/15/2027	49,000	50,231
TOPBUILD CORP. 144A 5.625% 01/31/2034 CALLABLE @ 102.813 09/30/2028	32,000	32,286
TRANSDIGM INC 144A 6.375% 03/01/2029 CALLABLE @ 103.188 03/01/2026	111,000	114,137
TRANSDIGM INC 144A 6.625% 03/01/2032 CALLABLE @ 103.313 03/01/2027	64,000	66,172
TRANSDIGM INC 144A 6.250% 01/31/2034 CALLABLE @ 102.000 03/01/2026	18,000	18,600
TRINET GROUP INC 144A 7.125% 08/15/2031 CALLABLE @ 103.563 08/15/2026	48,000	49,392
TRINITY INDUSTRIES, INC. 144A 7.750% 07/15/2028 CALLABLE @ 101.938 07/15/2026	60,000	61,937
UNITED AIRLINES, INC. 144A 4.375% 04/15/2026	82,000	81,946
#UNITED AIRLINES HOLDINGS, INC. 5.375% 03/01/2031 CALLABLE @ 100.000 09/01/2030	23,000	23,234
UNITED RENTALS NORTH AMERICA INC 4.875% 01/15/2028	154,000	154,029
UNITED RENTALS NORTH AMERICA INC 144A 6.125% 03/15/2034 CALLABLE @ 103.063 03/15/2029	76,000	79,118
UNITED RENTALS NORTH AMERICA, INC. 144A 5.375% 11/15/2033 CALLABLE @ 102.688 11/15/2028	25,000	24,980
VISTAJET MALTA FINANCE PLC 144A 9.500% 06/01/2028 CALLABLE @ 102.375 06/01/2026	36,000	37,478
WABASH NATIONAL CORP. 144A 4.500% 10/15/2028 CALLABLE @ 100.000 10/15/2026	68,000	63,321
WESCO DISTRIBUTION INC 144A 7.250% 06/15/2028 CALLABLE @ 100.000 06/15/2026	210,000	212,501
WESCO DISTRIBUTION INC 144A 6.375% 03/15/2029 CALLABLE @ 103.188 03/15/2026	106,000	109,252
WESCO DISTRIBUTION INC 144A 6.625% 03/15/2032 CALLABLE @ 103.313 03/15/2027	35,000	36,569
WESCO DISTRIBUTION, INC. 144A 6.375% 03/15/2033 CALLABLE @ 103.188 03/15/2028	27,000	28,112
WILLIAMS SCOTSMAN INC 144A 6.625% 06/15/2029 CALLABLE @ 103.313 06/15/2026	24,000	24,803
WILLIAMS SCOTSMAN, INC. 144A 6.625% 04/15/2030 CALLABLE @ 103.313 04/15/2027	14,000	14,505
XPO INC 144A 7.125% 02/01/2032 CALLABLE @ 103.563 02/01/2027	35,000	36,794
+^(1)INCORA, INC. 144A 6.000% 01/31/2033	34,113	14,781
		5,879,714
Information Technology (5.9%)
AHEAD DB HOLDINGS LLC 144A 6.625% 05/01/2028 CALLABLE @ 100.000 05/01/2026	112,000	110,919
AMKOR TECHNOLOGY, INC. 144A 5.875% 10/01/2033 CALLABLE @ 102.938 10/01/2028	30,000	30,587
CLARIVATE SCIENCE HOLDINGS CORP 144A 3.875% 07/01/2028 CALLABLE @ 100.000 06/30/2026	40,000	37,752
CLARIVATE SCIENCE HOLDINGS CORP 144A 4.875% 07/01/2029 CALLABLE @ 100.000 06/30/2026	94,000	80,675
CONDUENT BUSINESS SERVICES LLC 144A 6.000% 11/01/2029 CALLABLE @ 100.000 11/01/2026	80,000	64,744
COREWEAVE, INC. 144A 9.250% 06/01/2030 CALLABLE @ 104.625 06/01/2027	62,000	60,985
COREWEAVE, INC. 144A 9.000% 02/01/2031 CALLABLE @ 104.500 02/01/2028	80,000	77,501
DIEBOLD NIXDORF INC 144A 7.750% 03/31/2030 CALLABLE @ 103.875 12/18/2026	43,000	45,541
ENTEGRIS INC 144A 4.375% 04/15/2028	31,000	30,778
ENTEGRIS INC 144A 3.625% 05/01/2029 CALLABLE @ 100.906 05/01/2026	87,000	83,845
ENTEGRIS INC 144A 4.750% 04/15/2029 CALLABLE @ 100.000 01/15/2029	63,000	62,947
ENTEGRIS INC 144A 5.950% 06/15/2030 CALLABLE @ 101.983 06/15/2026	95,000	96,912
FAIR ISAAC CORP. 144A 6.000% 05/15/2033 CALLABLE @ 103.000 05/15/2028	32,000	32,609
FLASH COMPUTE LLC 144A 7.250% 12/31/2030 CALLABLE @ 103.625 12/31/2027	37,000	37,134
IMOLA MERGER CORP 144A 4.750% 05/15/2029 CALLABLE @ 100.000 05/15/2026	245,000	241,000
INSIGHT ENTERPRISES INC 144A 6.625% 05/15/2032 CALLABLE @ 103.313 05/15/2027	21,000	21,497
KIOXIA HOLDINGS CORP. 144A 6.250% 07/24/2030 CALLABLE @ 103.125 07/24/2027	200,000	206,825
ATHENAHEALTH GROUP INC 144A 6.500% 02/15/2030 CALLABLE @ 101.625 02/15/2026	120,000	116,396
NCR CORP. 144A 5.125% 04/15/2029 CALLABLE @ 100.000 04/15/2026	72,000	70,957
NCR ATLEOS CORP 144A 9.500% 04/01/2029 CALLABLE @ 104.750 10/01/2026	97,000	103,963
NEPTUNE BIDCO US, INC. 144A 9.290% 04/15/2029 CALLABLE @ 102.323 10/15/2026	28,000	28,752
NEPTUNE BIDCO US, INC. 144A 9.500% 02/15/2033 CALLABLE @ 104.750 02/15/2029	38,000	38,710
ON SEMICONDUCTOR CORP 144A 3.875% 09/01/2028	118,000	115,599
RINGCENTRAL INC 144A 8.500% 08/15/2030 CALLABLE @ 104.250 08/15/2026	76,000	79,719
SS&C TECHNOLOGIES INC 144A 5.500% 09/30/2027	230,000	229,801
SS&C TECHNOLOGIES INC 144A 6.500% 06/01/2032 CALLABLE @ 103.250 06/01/2027	15,000	15,486
SCIENCE APPLICATIONS INTERNATIONAL CORP. 144A 5.875% 11/01/2033 CALLABLE @ 102.938 11/01/2028	24,000	24,189
SEAGATE DATA STORAGE TECHNOLOGY PTE LTD. 144A 8.250% 12/15/2029 CALLABLE @ 104.125 07/15/2026	46,000	48,467
SEAGATE DATA STORAGE TECHNOLOGY PTE LTD. 144A 8.500% 07/15/2031 CALLABLE @ 104.250 07/15/2026	12,000	12,693
SEAGATE DATA STORAGE TECHNOLOGY PTE LTD 144A 5.750% 12/01/2034 CALLABLE @ 100.000 06/01/2034	55,000	56,158
SHIFT4 PAYMENTS LLC 144A 6.750% 08/15/2032 CALLABLE @ 103.375 08/15/2027	48,000	48,976
BLOCK, INC. 6.500% 05/15/2032 CALLABLE @ 103.250 05/15/2027	146,000	151,238
BLOCK INC 144A 5.625% 08/15/2030 CALLABLE @ 102.000 03/01/2026	22,000	22,392
BLOCK INC 144A 6.000% 08/15/2033 CALLABLE @ 102.000 03/01/2026	33,000	33,698
SYNAPTICS INC 144A 4.000% 06/15/2029 CALLABLE @ 100.000 06/15/2026	40,000	38,763
COHERENT CORP 144A 5.000% 12/15/2029 CALLABLE @ 100.000 12/15/2026	181,000	180,263
XEROX HOLDINGS CORP 144A 8.875% 11/30/2029 CALLABLE @ 104.438 11/30/2026	48,000	17,393
		2,755,864
Materials (7.9%)
ADVANCED DRAINAGE SYSTEMS INC 144A 5.000% 09/30/2027	26,000	25,966
ATI, INC. 5.875% 12/01/2027	66,000	66,113
ATI INC 4.875% 10/01/2029 CALLABLE @ 100.000 10/01/2026	45,000	44,858
ATI INC 5.125% 10/01/2031 CALLABLE @ 102.563 10/01/2026	23,000	23,040
ATI INC 7.250% 08/15/2030 CALLABLE @ 103.625 08/15/2026	43,000	45,077
AVIENT CORP 144A 7.125% 08/01/2030 CALLABLE @ 101.781 08/01/2026	19,000	19,543
AXALTA COATING SYSTEMS LLC 144A 4.750% 06/15/2027	150,000	149,900
BIG RIVER STEEL LLC / BRS FINANCE CORP 144A 6.625% 01/31/2029	91,000	91,840
CVR PARTNERS LP / CVR NITROGEN FINANCE CORP 144A 6.125% 06/15/2028 CALLABLE @ 100.000 06/15/2026	52,000	51,997
CARPENTER TECHNOLOGY CORP. 144A 5.625% 03/01/2034 CALLABLE @ 102.813 03/01/2029	16,000	16,237
CELANESE US HOLDINGS LLC 7.000% 02/15/2031 CALLABLE @ 103.500 02/15/2028	26,000	26,596
CELANESE US HOLDINGS LLC 7.375% 02/15/2034 CALLABLE @ 103.688 02/15/2029	109,000	111,068
CHEMOURS CO/THE 144A 5.750% 11/15/2028 CALLABLE @ 100.000 11/15/2026	213,000	211,249
CHEMOURS CO/THE 144A 4.625% 11/15/2029 CALLABLE @ 100.000 11/15/2026	5,000	4,661
CHEMOURS CO/THE 144A 8.000% 01/15/2033 CALLABLE @ 104.000 01/15/2028	35,000	35,134
CLEVELAND-CLIFFS INC 144A 4.625% 03/01/2029 CALLABLE @ 100.000 03/01/2026	40,000	39,357
CLEVELAND-CLIFFS INC 144A 4.875% 03/01/2031 CALLABLE @ 102.438 03/01/2026	29,000	27,806
CLEVELAND-CLIFFS INC 144A 6.750% 04/15/2030 CALLABLE @ 103.375 04/15/2026	45,000	45,999
CLEVELAND-CLIFFS, INC. 144A 6.875% 11/01/2029 CALLABLE @ 103.438 11/01/2026	59,000	61,315
CLEVELAND-CLIFFS INC 144A 7.500% 09/15/2031 CALLABLE @ 103.750 03/15/2028	29,000	30,604
CLEVELAND-CLIFFS, INC. 144A 7.625% 01/15/2034 CALLABLE @ 103.813 01/15/2029	22,000	23,044
CLYDESDALE ACQUISITION HOLDINGS, INC. 144A 6.750% 04/15/2032 CALLABLE @ 103.375 04/15/2028	47,000	47,278
COMMERCIAL METALS CO. 144A 5.750% 11/15/2033 CALLABLE @ 102.875 11/15/2028	40,000	40,666
COMPASS MINERALS INTERNATIONAL, INC. 144A 8.000% 07/01/2030 CALLABLE @ 104.000 07/01/2027	32,000	33,894
ELEMENT SOLUTIONS INC 144A 3.875% 09/01/2028	100,000	97,476
INEOS FINANCE PLC 144A 7.500% 04/15/2029 CALLABLE @ 103.750 04/15/2026	200,000	168,231
JH NORTH AMERICA HOLDINGS, INC. 144A 5.875% 01/31/2031 CALLABLE @ 102.938 07/31/2027	22,000	22,375
JH NORTH AMERICA HOLDINGS, INC. 144A 6.125% 07/31/2032 CALLABLE @ 103.063 07/31/2028	35,000	35,663
KAISER ALUMINUM CORP 144A 4.500% 06/01/2031 CALLABLE @ 102.250 06/01/2026	30,000	28,961
KNIFE RIVER CORP 144A 7.750% 05/01/2031 CALLABLE @ 103.875 05/01/2026	60,000	62,475
(2)(3) LABL INC 144A 8.625% 10/01/2031 CALLABLE @ 104.313 10/01/2027	56,000	25,480
MAUSER PACKAGING SOLUTIONS HOLDING CO. 144A 7.875% 04/15/2030 CALLABLE @ 103.938 06/01/2027	306,000	311,738
MAUSER PACKAGING SOLUTIONS HOLDING CO. 144A 9.250% 04/15/2030 CALLABLE @ 104.625 06/01/2027	110,000	108,217
NOVA CHEMICALS CORP 144A 5.250% 06/01/2027 CALLABLE @ 100.000 03/03/2027	20,000	20,090
NOVA CHEMICALS CORP 144A 4.250% 05/15/2029 CALLABLE @ 100.000 05/15/2026	116,000	113,107
NOVA CHEMICALS CORP 144A 8.500% 11/15/2028 CALLABLE @ 102.125 11/15/2026	42,000	43,869
NOVA CHEMICALS CORP 144A 9.000% 02/15/2030 CALLABLE @ 104.500 08/15/2026	116,000	123,724
NOVELIS CORP 144A 4.750% 01/30/2030 CALLABLE @ 100.792 01/30/2027	45,000	43,620
NOVELIS INC 144A 6.875% 01/30/2030 CALLABLE @ 103.438 01/30/2027	14,000	14,509
NOVELIS CORP. 144A 6.375% 08/15/2033 CALLABLE @ 103.188 08/15/2028	26,000	26,483
OWENS-BROCKWAY GLASS CONTAINER INC 144A 6.625% 05/13/2027	68,000	68,179
QNITY ELECTRONICS INC 144A 5.750% 08/15/2032 CALLABLE @ 102.875 08/15/2028	27,000	27,500
QNITY ELECTRONICS INC 144A 6.250% 08/15/2033 CALLABLE @ 103.125 08/15/2028	18,000	18,576
QUIKRETE HOLDINGS INC 144A 6.375% 03/01/2032 CALLABLE @ 103.188 03/01/2028	222,000	230,069
SMYRNA READY MIX CONCRETE LLC 144A 8.875% 11/15/2031 CALLABLE @ 104.438 11/15/2026	75,000	79,996
SOLSTICE ADVANCED MATERIALS, INC. 144A 5.625% 09/30/2033 CALLABLE @ 102.813 09/30/2028	60,000	60,319
STANDARD BUILDING SOLUTIONS INC 144A 6.500% 08/15/2032 CALLABLE @ 103.250 08/15/2027	52,000	53,619
STANDARD BUILDING SOLUTIONS, INC. 144A 6.250% 08/01/2033 CALLABLE @ 103.125 08/01/2028	68,000	69,506
STANDARD BUILDING SOLUTIONS, INC. 144A 5.875% 03/15/2034 CALLABLE @ 102.938 03/15/2029	26,000	25,974
STANDARD INDUSTRIES INC/NY 144A 4.750% 01/15/2028	212,000	210,902
TRIMAS CORP 144A 4.125% 04/15/2029 CALLABLE @ 100.000 04/15/2026	63,000	61,401
(4) TRINSEO LUXCO FINANCE SPV SARL 144A 7.625% (2.500% PIK) 05/03/2029 CALLABLE @ 100.000 01/17/2027	125,892	3,147
UNITED STATES STEEL CORP 6.875% 03/01/2029 CALLABLE @ 100.000 03/01/2026	4,000	4,009
WR GRACE HOLDINGS LLC 144A 5.625% 08/15/2029 CALLABLE @ 100.000 08/15/2026	123,000	117,566
WR GRACE HOLDINGS LLC 144A 4.875% 06/15/2027	88,000	88,000
WR GRACE HOLDINGS LLC 144A 6.625% 08/15/2032 CALLABLE @ 103.313 08/15/2028	35,000	34,836
WR GRACE HOLDINGS LLC 144A 7.000% 08/01/2033 CALLABLE @ 103.500 02/01/2029	15,000	15,015
		3,687,874
Real Estate (2.6%)
IRON MOUNTAIN INC 144A 4.875% 09/15/2027	57,000	56,965
IRON MOUNTAIN INC 144A 5.000% 07/15/2028	7,000	6,985
IRON MOUNTAIN, INC. 144A 5.250% 07/15/2030 CALLABLE @ 101.750 07/15/2026	192,000	190,119
IRON MOUNTAIN INC 144A 6.250% 01/15/2033 CALLABLE @ 103.125 12/06/2027	9,000	9,095
KENNEDY-WILSON INC 5.000% 03/01/2031 CALLABLE @ 102.500 03/01/2026	20,000	19,210
MPT OPERATING PARTNERSHIP LP 144A 8.500% 02/15/2032 CALLABLE @ 104.250 02/15/2028	35,000	37,498
MILLROSE PROPERTIES INC 144A 6.375% 08/01/2030 CALLABLE @ 103.188 08/01/2027	54,000	55,119
MILLROSE PROPERTIES, INC. 144A 6.250% 09/15/2032 CALLABLE @ 103.125 09/15/2028	25,000	25,282
RHP HOTEL PROPERTIES LP / RHP FINANCE CORP 4.750% 10/15/2027	190,000	189,842
RHP HOTEL PROPERTIES LP / RHP FINANCE CORP 144A 4.500% 02/15/2029 CALLABLE @ 100.750 02/15/2026	159,000	156,706
RHP HOTEL PROPERTIES LP / RHP FINANCE CORP 144A 7.250% 07/15/2028 CALLABLE @ 101.813 07/15/2026	4,000	4,118
RHP HOTEL PROPERTIES LP / RHP FINANCE CORP 144A 6.500% 04/01/2032 CALLABLE @ 103.250 04/01/2027	104,000	107,561
RHP HOTEL PROPERTIES LP / RHP FINANCE CORP. 144A 6.500% 06/15/2033 CALLABLE @ 103.250 06/15/2028	11,000	11,403
ANYWHERE REAL ESTATE GROUP LLC 144A 5.250% 04/15/2030 CALLABLE @ 101.313 04/15/2026	122,000	116,356
ANYWHERE REAL ESTATE GROUP LLC / REALOGY CO-ISSUER 144A 9.750% 04/15/2030 CALLABLE @ 104.875 04/15/2027	44,000	48,021
SBA COMMUNICATIONS CORP 3.125% 02/01/2029 CALLABLE @ 100.000 02/01/2026	58,000	55,376
VICI PROPERTIES LP / VICI NOTE CO INC 144A 4.625% 12/01/2029 CALLABLE @ 100.771 12/01/2026	118,000	118,042
		1,207,698

The Integrity Funds | January 31, 2026

Utilities (2.6%)
AMERIGAS PARTNERS LP / AMERIGAS FINANCE CORP 144A 9.375% 06/01/2028 CALLABLE @ 102.344 06/01/2026	41,000	42,395
AMERIGAS PARTNERS LP / AMERIGAS FINANCE CORP. 144A 9.500% 06/01/2030 CALLABLE @ 104.750 06/01/2027	32,000	34,311
CALPINE CORP 144A 4.500% 02/15/2028 CALLABLE @ 100.000 02/15/2026	15,000	14,997
CONSTELLATION ENERGY GENERATION LLC 144A 4.625% 02/01/2029 CALLABLE @ 100.000 02/01/2026	54,000	54,003
CONSTELLATION ENERGY GENERATION LLC 144A 5.000% 02/01/2031 CALLABLE @ 101.667 02/01/2027	30,000	30,419
NRG ENERGY INC 5.750% 01/15/2028	58,000	58,034
NRG ENERGY INC 144A 5.250% 06/15/2029 CALLABLE @ 100.875 06/15/2026	94,000	94,273
NRG ENERGY INC 144A 3.375% 02/15/2029 CALLABLE @ 100.000 02/15/2026	68,000	65,152
NRG ENERGY INC 144A 3.625% 02/15/2031 CALLABLE @ 101.813 02/15/2026	18,000	16,861
NRG ENERGY INC 144A 3.875% 02/15/2032 CALLABLE @ 101.938 02/15/2027	4,000	3,744
NRG ENERGY INC 144A 7.000% 03/15/2033 CALLABLE @ 100.000 12/15/2032	28,000	30,810
NRG ENERGY INC 144A 6.000% 02/01/2033 CALLABLE @ 103.000 11/01/2027	56,000	57,079
NRG ENERGY, INC. 144A 5.750% 01/15/2034 CALLABLE @ 102.875 10/15/2028	45,000	45,300
NRG ENERGY, INC. 144A 6.000% 01/15/2036 CALLABLE @ 103.000 10/15/2030	48,000	48,502
PG&E CORP 5.000% 07/01/2028 CALLABLE @ 100.000 07/01/2026	40,000	39,945
SUPERIOR PLUS LP / SUPERIOR GENERAL PARTNER INC 144A 4.500% 03/15/2029 CALLABLE @ 100.750 03/15/2026	56,000	54,701
TALEN ENERGY SUPPLY LLC 144A 6.250% 02/01/2034 CALLABLE @ 103.125 10/15/2028	134,000	135,707
VISTRA OPERATIONS CO LLC 144A 5.625% 02/15/2027	132,000	132,089
VISTRA OPERATIONS CO LLC 144A 5.000% 07/31/2027	30,000	30,021
VISTRA OPERATIONS CO. LLC 144A 4.375% 05/01/2029 CALLABLE @ 100.000 05/01/2026	17,000	16,789
VISTRA OPERATIONS CO LLC 144A 7.750% 10/15/2031 CALLABLE @ 103.875 10/15/2026	85,000	89,935
VISTRA OPERATIONS CO LLC 144A 6.875% 04/15/2032 CALLABLE @ 103.438 04/15/2027	42,000	44,131
VOLTAGRID LLC 144A 7.375% 11/01/2030 CALLABLE @ 103.688 11/01/2027	52,000	52,650
		1,191,848

TOTAL CORPORATE BONDS (COST: $43,671,139)		$43,372,926

COMMON STOCKS (1.2%)

Communication Services (0.2%)	Shares
(2)CLEAR CHANNEL OUTDOOR HOLDINGS, INC.	4,640	$9,698
(2)IHEARTMEDIA, INC.	1,902	6,162
+^INTELSAT SA/LUXEMBOURG - CVR	3,888	56,376
		72,236
Consumer Discretionary (0.0%)
+^(2)MYT HOLDING, LLC	21,320	5,330
+^(2)NMG ESCROW EQUITY	203	101
		5,431
Health Care (0.4%)
^(2)ENVISION HEALTHCARE CORP	131	2,022
^(2)MALLINCKRODT EQUITY	1,199	126,106
+^(2)INTERNATIONAL ONCOLOGY CARE INC	1,633	25,246
^(2)MNK COMMON STOCK	404	42,491
		195,865
Industrials (0.1%)
+^(2)INCORA TOP HOLDCO LLC	28	758
+^(1)(2)INCORA INTERMEDIATE LLC	1,553	16,803
		17,561
Materials (0.1%)
+^(2)YEOMAN CAPITAL SA	7,945	62,289
+^(2)VENATOR MATERIALS PLC	12	150
		62,439

Real Estate (0.4%)
VICI PROPERTIES, INC.	6,754	189,653
		189,653

TOTAL COMMON STOCK (COST: $1,344,326)		$543,185

CONVERTIBLE PREFERRED STOCKS (0.1%)

Consumer Discretionary (0.1%)	Shares
+^(2)MYT HOLDING, LLC (144A SERIES A)	53,840	$68,215
+^(2)NMG PARENT, LLC	37	19
		68,234
Health Care (0.0%)
+^(2)MALLINCKRODT PLC	54,631,236	-
+^(2)MALLINCKRODT PLC	18,407,856	2
		2

TOTAL CONVERTIBLE PREFERRED STOCK (COST: $62,874)		$68,236

WARRANTS (0.0%)

Communication Services (0.0%)	Shares
^(2)ENTERCOM-AUDACY INC SPECIAL WARRANT	194	$1,091
+^(2)ENTERCOM-AUDACY INC 2ND LIEN A	235	4
+^(2)ENTERCOM-AUDACY INC 2ND LIEN B	39	1
TOTAL WARRANTS (COST: $69,113)		$1,096

TOTAL INVESTMENTS (COST: $45,147,452)		$43,985,443
OTHER ASSETS LESS LIABILITIES (5.4%)		$2,505,082
NET ASSETS (100.0%)		$46,490,525

(1) All or a portion of the security is considered restricted at January 31, 2026. See Note 2.
(2) Non-income producing security.
(3) Issue is in default.
(4) Interest or dividend is partial paid-in-kind and partial cash. Rate paid in-kind is shown in parenthesis.
# When-issued purchase as of January 31, 2026.

+ The level 3 securities were a result of unavailable quoted prices from an active market or the unavailability of other significant observable inputs. Fair value determined in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $250,102 or 0.54% of net assets as of January 31, 2026. See Footnote 3.

^ Deemed by management to be illiquid security. Total fair value of illiquid securities amount to $421,812 representing 0.91% of net assets as of January 31, 2026.

144A - Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid under procedures approved by the Fund’s Board of Trustees and may normally be sold to qualified institutional buyers in transactions exempt from registration. Total fair value of Rule 144A Securities amounts to $37,135,746 representing 79.9% of net assets as of January 31, 2026.

PLC - Public Limited Company

The accompanying notes are an integral part of these financial statements.

The Integrity Funds | January 31, 2026

Schedule of Investments - January 31, 2026 (unaudited)

Integrity Mid-North American Resources Fund

		Fair
	Shares	Value
COMMON STOCKS (95.5%)

Consumer Discretionary (2.2%)
MURPHY USA INC	4,000	$1,690,040
*TESLA INC	4,500	1,936,845
		3,626,885
Energy (66.3%)
*ANTERO RESOURCES CORP	120,000	4,364,400
ARCHROCK INC	220,000	6,509,800
BAKER HUGHES A GE CO	130,000	7,285,200
CAMECO CORP	15,000	1,850,850
CHENIERE ENERGY INC	60,000	12,691,200
EXPAND ENERGY CORP	38,000	4,271,580
CHEVRON CORP	29,000	5,130,100
*GULFPORT ENERGY CORP	24,000	4,900,080
CONOCOPHILLIPS	20,000	2,084,600
DIAMONDBACK ENERGY INC	13,000	2,131,350
EQT CORP	75,000	4,329,750
EXCELERATE ENERGY INC	60,000	2,241,000
EXXON MOBIL CORP	10,000	1,414,000
KODIAK GAS SERVICES INC	157,000	6,595,570
PERMIAN RESOURCES CORP	250,000	4,032,500
PHILLIPS 66	37,000	5,311,720
SLB LTD	60,000	2,902,800
TARGA RESOURCES CORP	36,000	7,235,280
TC ENERGY CORP	100,000	5,867,000
TENARIS SA ADR	25,000	1,107,500
TEXAS PACIFIC LAND CORP	18,900	6,584,004
VALERO ENERGY CORP	32,000	5,805,760
WILLIAMS COS INC/THE	65,000	4,371,900
TECHNIPFMC PLC	40,000	2,228,800
*EXPRO GROUP HOLDINGS NV	20,000	320,200
		111,566,944
Industrials (8.8%)
*BLOOM ENERGY CORP	10,000	1,513,700
GE VERNOVA INC	3,000	2,179,110
*GENERAC HOLDINGS INC	4,000	672,160
*NEXTPOWER INC	19,000	2,224,710
PRIMORIS SERVICES CORP	14,000	2,075,500
*SHOALS TECHNOLOGIES GROUP INC	130,000	1,227,200
VERTIV HOLDINGS CO	26,000	4,840,680
		14,733,060
Information Technology (3.9%)
BADGER METER INC	20,000	2,931,600
*FIRST SOLAR INC	16,000	3,608,320
		6,539,920
Real Estate (2.8%)
LANDBRIDGE CO LLC	83,000	4,769,180
		4,769,180

Utilities (11.5%)
CONSTELLATION ENERGY CORP	5,000	1,403,400
ENTERGY CORP	60,000	5,753,400
NRG ENERGY INC	34,000	5,189,420
VISTRA CORP	25,000	3,958,750
XCEL ENERGY INC	40,000	3,042,400
		19,347,370

TOTAL INVESTMENTS (Cost $120,789,832)		$160,583,359
OTHER ASSETS LESS LIABILITIES (4.5%)		$7,568,108
NET ASSETS (100.0%)		$168,151,467

*Non-income producing
PLC - Public Limited Company
ADR - American Depositary Receipt

The accompanying notes are an integral part of these financial statements.

The Integrity Funds | January 31, 2026

Schedule of Investments - January 31, 2026 (unaudited)

Integrity Short Term Government Fund

	Principal	Fair
	Amount	Value
MORTGAGE BACKED SECURITIES (86.4%)

Fannie Mae Pools (16.0%)
(a) FN 47935 4.906% 5/1/2027 (ECOFC 1 Month + 1.254%)	125	$124
FN 252284 6.5% 1/1/2029	10,865	11,029
FN 555326 5.5% 4/1/2033	34,792	35,531
(a) FN 748375 5.745% 8/1/2033 (RFUCCT 1 Year + 0.995%)	164	166
FN DA0007 5.5% 9/1/2053	130,706	132,786
FN DF1907 5% 10/1/2050	994,841	997,187
FN BX3957 6% 1/1/2053	23,173	24,085
FN BY1418 4% 11/1/2053	300,117	287,646
FN BY3768 6.5% 7/1/2053	97,328	101,056
FN CA6065 3% 6/1/2050	116,773	102,135
(e) FN CB3606 3.5% 5/1/2052	322,463	298,800
FN CB5316 6% 12/1/2052	326,785	336,314
FN FS3411 6% 1/1/2053	182,763	188,035
FN FS4041 5.5% 3/1/2053	446,099	454,622
FN FS4979 5.5% 5/1/2053	333,028	339,318
FN FS6931 5.5% 1/1/2053	264,549	269,610
FN FS9447 6% 12/1/2053	385,968	397,415
FN 888073 5.5% 2/1/2035	6,448	6,599
FN MA3067 3.5% 7/1/2047	90,163	82,860
FN MA4891 5.5% 12/1/2042	155,966	161,112
FN MA4935 6% 2/1/2043	110,470	113,535
FN MA5031 7% 4/1/2053	62,981	64,976
FN MA5107 5.5% 8/1/2053	190,411	193,658
FN MA5236 4% 12/1/2053	404,309	386,673
FN MA5552 5% 12/1/2054	275,835	275,902
FN MA5530 5% 11/1/2054	774,941	775,169
FN MA5585 5% 1/1/2055	394,789	394,856
		6,431,199
Fannie Mae Real Estate Mortgage Investment Conduits (5.0%)
FNR 2023-14 E 6% 6/25/2048	154,425	156,765
FNR 2024-24 AB 5.5% 8/25/2050	69,301	69,804
FNR 2025-4 D 5.5% 7/25/2052	182,461	184,060
(a) FNR 2025-2 FD 5.69728% 2/25/2055 (SOFR 30 Day Average + 2.000%)	205,295	209,299
FNR 2025-70 GD 5% 7/25/2055	660,000	649,381
(a) FNR 2006-33 CF 4.11176% 5/25/2036 ((SOFR 30 Day Average + 0.11448%) + 0.300%)	244,519	243,093
(a) FNR 2007-54 EF 4.15176% 6/25/2037 ((SOFR 30 Day Average + 0.11448%) + 0.340%)	155,518	155,079
(a) FNR 2009-46 FB 4.51176% 6/25/2039 ((SOFR 30 Day Average + 0.11448%) + 0.700%)	284,737	286,457
(a) FNR 2010-35 KF 4.31176% 4/25/2040 ((SOFR 30 Day Average + 0.11448%) + 0.500%)	37,475	37,471
		1,991,409
Fannie Mae Alternative Credit Enhancement Securities (2.8%)
(b)(c) FNA 2019-M23 X2 0.26093% 2/25/2031	26,034,782	167,716
(b)(c) FNA 2019-M32 X2 1.1179% 10/25/2029	3,961,119	117,562
(b)(c) FNA 2020-M10 X6 1.37731% 8/25/2028	3,272,376	91,327
(b)(c) FNA 2020-M17 X1 1.37788% 1/25/2028	14,669,522	227,093
(b)(c) FNA 2020-M27 X 0.81148% 5/25/2050	4,117,536	155,709
(b)(c) FNA 2020-M43 X1 1.864335% 8/25/2034	2,675,858	141,295
(b)(c) FNA 2025-M4 X 0.52886% 8/25/2035	4,995,007	214,207
		1,114,909

Freddie Mac Pools (17.6%)
FR SD2578 6% 3/1/2053	211,004	219,244
FR SD3475 5.5% 8/1/2053	404,336	415,114
FR SD3518 5.5% 7/1/2053	239,150	243,501
FR SD3553 6% 7/1/2053	294,465	303,534
FR SD6265 5.5% 6/1/2054	370,814	376,189
FR SD6337 6% 9/1/2054	264,284	274,784
FR SD8300 5.5% 2/1/2053	316,199	321,799
FR SD8316 5.5% 4/1/2053	126,477	128,580
FR SD8446 5.5% 7/1/2054	130,516	132,408
FR SD8452 5% 8/1/2054	897,414	897,770
FR SD8474 5% 11/1/2054	745,159	745,379
FR SD8491 5% 12/1/2054	319,539	319,593
FR QF7098 5.5% 2/1/2053	432,026	439,386
FR QF6560 5.5% 1/1/2053	329,287	338,004
FR QF8450 6% 3/1/2053	74,262	76,215
FR QU8138 6% 9/1/2053	280,107	284,649
FR RA6212 4% 10/1/2051	245,441	236,045
FR RB5221 6% 2/1/2043	238,874	245,501
FR SL2038 5% 11/1/2054	342,765	342,892
FR SL3546 5.5% 12/1/2050	693,126	704,241
		7,044,828
Freddie Mac Gold Pools (0.4%)
FG G01584 5% 8/1/2033	17,022	17,296
FG NB0014 3.5% 4/1/2049	141,238	133,325
FG H09207 6.5% 8/1/2038	7,624	7,824
		158,445
Freddie Mac Multifamily Structured Pass Through Certificates (3.2%)
(b) FHMS Q004 A2H 5.941079% 1/25/2046	53,846	53,650
(b)(c) FHMS K078 XAM 0.010719% 6/25/2028	33,580,000	58,587
(b) FHMS Q007 APT1 6.386906% 10/25/2047	13,679	13,683
(b)(c) FHMS K736 X1 1.259269% 7/25/2026	5,130,246	14,282
(b)(c) FHMS K738 X1 1.475797% 1/25/2027	1,724,205	17,414
(b)(c) FHMS K115 X1 1.311637% 6/25/2030	1,370,984	66,478
(b)(c) FHMS Q016 XPT1 0.981% 5/25/2026	2,929,609	6,917
(b)(c) FHMS K507 X1 0.086169% 9/25/2028	31,794,824	112,649
(b)(c) FHMS K514 X1 0.963406% 12/25/2028	3,784,972	95,070
(b)(c) FHMS KS16 X 1.18235% 1/25/2032	6,800,000	344,397
(b)(c) FHMS Q037 X 0.587614% 12/25/2030	19,980,420	510,753
		1,293,880
Freddie Mac Non Gold Pools (1.1)
(a) FH 841824 5.713% 10/1/2054 (SOFR 30 Day Average + 2.227%)	442,110	451,270
		451,270
Freddie Mac Real Estate Mortgage Investment Conduits (6.8%)
FHR 2344 ZD 6.5% 8/15/2031	3,896	4,066
(a) FHR 3843 F 4.15183% 4/15/2041 ((SOFR 30 Day Average + 0.11448%) + 0.330%)	159,457	158,830
(a) FHR 4238 FD 4.12183% 2/15/2042 ((SOFR 30 Day Average + 0.11448%) + 0.300%)	170,147	169,875
(a) FHR 5080 BF 3% 12/25/2049 (SOFR 30 Day Average + 0.250%)	499,756	434,188
FHR 5420 KB 6% 4/25/2050	500,000	513,513
FHR 5423 A 5% 11/25/2050	61,003	61,034
FHR 5474 CB 5% 8/25/2051	895,845	898,004
(a) FHR 2801 FG 4.27183% 7/15/2032 ((SOFR 30 Day Average + 0.11448%) + 0.450%)	254,357	254,070
(a) FHR 3117 TA 4.82183% 2/15/2036 ((SOFR 30 Day Average + 0.11448%) + 1.000%)	241,888	233,401
		2,726,981
Freddie Mac Small Balance Loan Mortgage Trusts (0.3%)
(a) FRESB 2016-SB13 A5H 4.60107% 1/25/2036 ((SOFR 30 Day Average + 0.11448%) + 0.700%)	60,108	59,747
(a) FRESB 2016-SB16 A5H 4.60107% 5/25/2036 ((SOFR 30 Day Average + 0.11448%) + 0.700%)	46,974	46,630
		106,377

The Integrity Funds | January 31, 2026

Ginnie Mae II Pools (9.0%)
G2 MA8681 6.5% 1/20/2053	258,119	263,985
G2 MA9896 7% 9/20/2054	106,502	108,184
G2 MA9174 7% 9/20/2053	37,732	38,951
G2 MA9478 7% 2/20/2054	73,962	75,307
(a) G2 MB0885 5.5% 1/20/2056 (H15T 1 Year + 1.500%)	780,000	794,934
G2 MB0194 6.5% 2/20/2055	399,886	408,975
G2 MB0195 7% 2/20/2055	248,753	252,547
G2 MB0249 7% 2/20/2055	496,205	503,849
G2 MB0298 7% 4/20/2055	297,929	302,933
(a) G2 MB0435 5.5% 6/20/2055 (H15T 1 Year + 1.500%)	297,821	301,996
G2 MB0474 6.5% 7/20/2055	287,187	292,679
G2 MB0475 7% 7/20/2055	248,872	253,548
		3,597,888
Government National Mortgage Association (24.1%)
(a) GNR 2015-H27 FA 4.69919% 9/20/2065 ((TSFR 1 Month Average + 0.11448%) + 0.750%)	58,148	58,318
(b)(c) GNR 2013-15 IO 0.63828% 8/16/2051	989,369	21,911
(b)(c) GNR 2013-33 IO 0.15321% 4/16/2054	4,814,232	8,737
(b)(c) GNR 2014-73 IO 0.37587% 4/16/2056	2,371,062	26,465
(b)(c) GNR 2014-16 IO 0.39374% 6/16/2055	11,538,100	174,033
(b)(c) GNR 2015-130 IO 0.67606% 7/16/2057	1,267,039	42,105
(b)(c) GNR 2017-127 IO 0.5442% 2/16/2059	4,363,600	149,310
(b)(c) GNR 2017-143 IO 0.47865% 1/16/2059	2,358,424	60,767
(b)(c) GNR 2017-76 IO 0.74332% 12/16/2056	1,350,192	60,976
(b)(c) GNR 2017-28 IO 0.64647% 2/16/2057	1,392,044	48,382
(b)(c) GNR 2016-52 IO 0.73533% 3/16/2058	3,427,299	123,274
(b)(c) GNR 2016-158 IO 0.74186% 6/16/2058	1,987,570	68,577
(b)(c) GNR 2016-94 IO 0.74397% 12/16/2057	4,745,533	143,480
(b)(c) GNR 2018-2 IO 0.703% 12/16/2059	3,289,896	138,653
(b)(c) GNR 2018-74 IO 0.29575% 3/16/2060	4,731,460	81,181
(b)(c) GNR 2019-53 IA 0.74976% 6/16/2061	2,917,006	143,980
(b)(c) GNR 2019-7 IO 0.90403% 1/16/2061	5,247,512	342,213
(b)(c) GNR 2018-108 IA 0.68062% 8/16/2060	856,999	49,748
(b)(c) GNR 2018-119 IO 0.68334% 5/16/2060	633,052	35,017
(b)(c) GNR 2018-140 IO 0.67421% 7/16/2060	3,053,989	168,254
(b)(c) GNR 2020-40 IO 0.87512% 1/16/2062	5,882,950	344,008
(b)(c) GNR 2019-75 IO 0.85225% 12/16/2060	2,757,477	161,561
(b)(c) GNR 2020-132 IO 0.85087% 9/16/2062	1,385,637	86,378
(b)(c) GNR 2020-87 AI 1.87092% 5/16/2060	741,605	88,244
(b)(c) GNR 2020-121 IO 0.87776% 8/16/2060	4,017,410	249,360
(b)(c) GNR 2021-H11 IY 0.18263% 7/20/2071	2,507,196	74,721
(b)(c) GNR 2020-H19 SI 1.31992% 10/20/2070	481,847	10,635
(b)(c) GNR 2021-H06 YI 0.82223% 4/20/2071	1,622,015	95,232
(a) GNR 2021-H08 VF 4.903% 4/20/2071 (SOFR 30 Day Average + 1.200%)	196,433	199,535
(b)(c) GNR 2021-63 IO 0.81554% 4/16/2061	4,005,329	239,167
(b)(c) GNR 2021-68 IO 0.87746% 10/16/2062	1,517,015	95,059
(b)(c) GNR 2021-47 IO 0.99235% 3/16/2061	1,038,333	68,672
(b)(c) GNR 2020-168 IA 0.97429% 12/16/2062	6,319,369	449,484
(b)(c) GNR 2020-177 IO 0.82176% 6/16/2062	1,554,799	91,317
(b)(c) GNR 2021-52 IO 0.72217% 4/16/2063	2,317,388	124,632
(b)(c) GNR 2020-190 IO 1.05093% 11/16/2062	1,705,803	130,214
(b)(c) GNR 2021-51 IO 1.01822% 10/16/2062	1,991,651	142,351
(b)(c) GNR 2021-10 IO 0.9866% 5/16/2063	1,300,347	99,132
(b)(c) GNR 2021-14 IO 1.33183% 6/16/2063	2,543,366	232,209
(b)(c) GNR 2021-71 IO 0.86407% 10/16/2062	4,730,714	297,997
(b)(c) GNR 2021-31 IO 0.9402% 1/16/2061	2,153,970	149,846
(b)(c) GNR 2021-37 IO 0.7984% 1/16/2061	1,599,910	94,354
(b)(c) GNR 2021-36 IO 1.28747% 3/16/2063	1,808,987	147,776
(b)(c) GNR 2021-171 IO 0.99315% 8/16/2061	1,456,099	96,589
(b)(c) GNR 2021-150 IO 1.04344% 11/16/2063	956,735	71,744
(b)(c) GNR 2021-110 IO 0.87564% 11/16/2063	4,383,430	292,289
(b)(c) GNR 2021-124 IO 0.98903% 10/16/2062	2,172,466	144,393
(b)(c) GNR 2021-195 IX 1.20503% 8/16/2063	7,090,656	636,803
(b)(c) GNR 2021-198 IO 0.8096% 11/16/2061	4,234,398	241,638
(b)(c) GNR 2021-208 IO 0.75729% 6/16/2064	3,678,188	196,021
(b)(c) GNR 2023-161 IO 1.12408% 7/16/2065	1,721,013	151,700
(b)(c) GNR 2024-67 EI 0.65806% 10/16/2065	1,900,122	107,641
(b)(c) GNR 2025-31 IO 0.57548% 8/16/2067	8,432,461	534,230
(b)(c) GNR 2024-161 IO 0.73955% 6/16/2064	1,741,299	99,118
(b)(c) GNR 2024-179 XI 0.83108% 12/16/2066	3,265,395	229,379
(b)(c) GNR 2025-53 IO 0.53824% 10/16/2066	5,161,583	269,129
(b)(c) GNR 2025-109 IO 0.60391% 5/16/2067	4,954,900	294,976
(b)(c) GNR 2023-H02 IK 0.80192% 1/20/2073	997,312	68,571
(b)(c) GNR 2022-H07 IG 1.90655% 2/20/2072	615,764	16,928
(b)(c) GNR 2025-H02 DI 0.69431% 12/20/2074	6,542,463	322,799
(b)(c) GNR 2023-H16 GI 0.48907% 6/20/2073	1,970,855	90,417
(b)(c) GNR 2024-H07 IG 0.66787% 4/20/2074	1,606,943	91,657
(b)(c) GNR 2025-H05 DI 1.23862% 2/20/2075	5,365,907	93,607
		9,666,894
Seasoned Credit Risk Transfer Trust Series (0.1%)
SCRT 2020-3 M5TW 3% 5/25/2060	66,333	59,807
		59,807

TOTAL MORTGAGE BACKED SECURITIES (Cost: $34,001,680)		$34,643,887

U.S. GOVERNMENT TREASURY NOTES/BONDS (12.4%)
(d) United States Treasury Bill 3.669% 3/24/2026	700,000	696,465
United States Treasury 2-Year Note 3.375% 11/30/2027	4,270,000	4,258,658
TOTAL U.S. GOVERNMENT NOTES/BONDS (Cost $4,954,104)		$4,955,123

TOTAL INVESTMENTS (Cost $38,955,784) (98.8%)		$39,599,010

OTHER ASSETS LESS LIABILITIES (1.2%)		$482,770

NET ASSETS (100.0%)		$40,081,780

(a) Variable rate security; the rate shown represents the rate at January 31, 2026. Coupon may be fixed for a period of time.
(b) Variable rate security; the rate shown represents the rate at January 31, 2026. The coupon is based on an underlying pool of loans.
(c) Represents an interest-only security that entitles holders to receive only interest payments on underlying mortgages.
(d) Effective yield as of January 31, 2026. Security does not have a stated interest rate.
(e) Delayed delivery purchase as of January 31, 2026.
SOFR - Secured Overnight Financing Rate
SOFR 30 Day Average rate disclosed as of January 31, 2026, based on the last reset date of the security.
TSFR - Term Secured Overnight Financing Rate
TSFR 1 Month Average rate disclosed as of January 31, 2026, based on the last reset date of the security.
ECOFC - Enterprise 11th District COFI Replacement Index
ECOFC 1 Month rate disclosed as of January 31, 2026, based on the last reset date of the security.
RFUCCT - Refinitiv USD IBOR Consumer Cash Fallbacks
RFUCCT 1 Year rate disclosed as of January 31, 2026, based on the last reset date of the security.
H15T - US Treasury Yield Curve Rate T Note Constant Maturity 1 year
H15T 1 Year rate disclosed as of January 31, 2026, based on the last reset date of the security.

The accompanying notes are an integral part of these financial statements.

Statements of Assets and Liabilities – as of January 31, 2026 (unaudited)

	Dividend	Dividend	Growth
	Harvest	Summit	& Income
	Fund	Fund	Fund
ASSETS
Investments in securities, at cost	$492,855,161	$10,539,893	$56,104,259

Investments in securities, at value	$620,542,605	$11,262,046	$121,732,310
Cash and cash equivalents	9,006,579	272,627	990,226
Receivable for Fund shares sold	500,613	–	25,649
Accrued dividends receivable	1,830,903	70,572	104,958
Accrued interest receivable	16,363	538	2,172
Receivable from affiliate	232,071	9,724	50,631
Prepaid expenses	104,342	–	880
Total assets	$632,233,476	$11,615,507	$122,906,826

LIABILITIES
Payable for Fund shares redeemed	$484,584	$–	$18,332
Trustees’ fees payable	5,322	91	1,193
Payable to affiliates	600,192	15,821	165,942
Accrued expenses	19,433	11,441	20,622
Total liabilities	$1,109,531	$27,353	$206,089

NET ASSETS	$631,123,945	$11,588,154	$122,700,737

NET ASSETS ARE REPRESENTED BY:
Capital stock outstanding, $.001 par value, unlimited shares authorized	$502,018,948	$10,850,341	$54,582,885
Distributable earnings	129,104,997	737,813	68,117,852

NET ASSETS	$631,123,945	$11,588,154	$122,700,737

Net Assets - Class A	$156,552,908	$803,833	$68,938,893
Net Assets - Class C	$46,968,883	$58,724	$9,606,556
Net Assets - Class I	$427,602,154	$10,725,597	$44,155,288
Shares outstanding - Class A	7,516,469	69,322	591,018
Shares outstanding - Class C	2,279,407	5,000	85,966
Shares outstanding - Class I	20,509,494	930,805	377,705
Net asset value per share - Class A*	$20.83	$11.60	$116.64
Maximum sales charge - Class A	5.00%	5.00%	5.00%
Public offering price per share - Class A	$21.93	$12.21	$122.78
Net asset value per share - Class C*	$20.61	$11.74	$111.75
Net asset value per share - Class I	$20.85	$11.52	$116.90

* Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

The accompanying notes are an integral part of these financial statements.

The Integrity Funds | January 31, 2026

Statements of Assets and Liabilities (continued) – as of January 31, 2026 (unaudited)

	High	MNA	Short Term
	Income	Resources	Government
	Fund	Fund	Fund
ASSETS
Investments in securities, at cost	$45,147,452	$120,789,832	$38,955,784

Investments in securities, at value	$43,985,443	$160,583,359	$39,599,010
Cash and cash equivalents	2,046,529	7,165,088	436,785
Security sales receivable	12,896	–	–
Receivable for Fund shares sold	4,595	754,217	35,983
Accrued dividends receivable	–	37,500	–
Accrued interest receivable	729,171	9,855	312,816
Receivable from affiliate	21,626	444	9,006
Prepaid expenses	412	2,889	19,416
Total assets	$46,800,672	$168,553,352	$40,413,016

LIABILITIES
Payable for securities purchased	$169,649	$–	$299,223
Payable for Fund shares redeemed	17,199	243,623	2,816
Distributions payable	45,217	–	–
Trustees’ fees payable	528	1,418	318
Payable to affiliates	55,058	147,214	22,090
Accrued expenses	22,496	9,630	6,789
Total liabilities	$310,147	$401,885	$331,236

NET ASSETS	$46,490,525	$168,151,467	$40,081,780

NET ASSETS ARE REPRESENTED BY:
Capital stock outstanding, $.001 par value, unlimited shares authorized	$49,458,615	$287,388,745	$48,489,680
Distributable earnings (accumulated losses)	(2,968,090)	(119,237,278)	(8,407,900)

NET ASSETS	$46,490,525	$168,151,467	$40,081,780

Net Assets - Class A	$23,784,534	$89,575,251	$415,825
Net Assets - Class C	$2,176,109	$3,727,673	$ N/A
Net Assets - Class I	$20,529,882	$74,848,543	$39,665,955
Shares outstanding - Class A	3,086,896	11,734,117	46,686
Shares outstanding - Class C	282,374	491,720	N/A
Shares outstanding - Class I	2,666,445	9,893,553	4,448,272
Net asset value per share - Class A*	$7.71	$7.63	$8.91
Maximum sales charge - Class A	4.25%	5.00%	2.00%
Public offering price per share - Class A	$8.05	$8.03	$9.09
Net asset value per share - Class C*	$7.71	$7.58	N/A
Net asset value per share - Class I	$7.70	$7.57	$8.92

* Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

The accompanying notes are an integral part of these financial statements.

Statements of Operations – for the six months ended January 31, 2026 (unaudited)

	Dividend	Dividend	Growth
	Harvest	Summit	& Income
	Fund	Fund	Fund
INVESTMENT INCOME
Dividends (net of foreign withholding taxes of $117,469, $5,977, and $0, respectively)	$11,138,407	$388,904	$736,203
Interest	132,292	4,924	27,289
Total investment income	$11,270,699	$393,828	$763,492

EXPENSES
Investment advisory fees	$2,159,279	$40,257	$602,083
Distribution (12b-1) fees - Class A	187,904	930	84,674
Distribution (12b-1) fees - Class C	217,320	285	46,747
Transfer agent fees	468,152	15,711	114,425
Administrative service fees	410,949	34,106	110,883
Professional fees	39,891	2,539	6,645
Reports to shareholders	8,775	368	1,375
License, fees, and registrations	20,460	3,450	18,486
Audit fees	41,330	4,088	11,915
Trustees’ fees	19,833	419	5,817
Transfer agent out-of-pockets	68,286	1,058	17,448
Custodian fees	26,630	1,102	3,920
Legal fees	9,862	368	2,803
Insurance expense	3,136	122	1,239
Total expenses	$3,681,807	$104,803	$1,028,460
Less expenses waived or reimbursed (See Note 7)	(1,258,991)	(63,837)	(300,988)
Total net expenses	$2,422,816	$40,966	$727,472

NET INVESTMENT INCOME (LOSS)	$8,847,883	$352,862	$36,020

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) from investment transactions	$17,840,574	$152,750	$3,490,009
Net change in unrealized appreciation (depreciation) of investments	49,366,969	694,601	9,137,809
Net realized and unrealized gain (loss) on investments	$67,207,543	$847,351	$12,627,818

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$76,055,426	$1,200,213	$12,663,838

The accompanying notes are an integral part of these financial statements.

Statements of Operations (continued) – for the six months ended January 31, 2026 (unaudited)

	High	MNA	Short Term
	Income	Resources	Government
	Fund	Fund	Fund
INVESTMENT INCOME
Dividends (net of foreign withholding taxes of $0, $11,397, and $0, respectively)	$6,079	$1,338,225	$–
Interest	1,450,007	60,856	699,662
Total investment income	$1,456,086	$1,399,081	$699,662

EXPENSES
Investment advisory fees	$197,520	$365,571	$52,219
Distribution (12b-1) fees - Class A	29,429	209,498	541
Distribution (12b-1) fees - Class C	11,345	15,697	N/A
Transfer agent fees	33,935	137,655	23,913
Administrative service fees	59,124	128,952	44,533
Professional fees	2,481	6,103	2,577
Reports to shareholders	184	5,680	184
License, fees, and registrations	13,370	12,843	3,390
Audit fees	9,564	14,035	6,306
Trustees’ fees	2,493	6,187	1,287
Transfer agent out-of-pockets	3,910	36,453	717
Custodian fees	4,563	5,434	7,830
Legal fees	838	434	560
Insurance expense	458	644	–
Total expenses	$369,214	$945,186	$144,057
Less expenses waived or reimbursed (See Note 7)	(133,245)	–	(47,049)
Plus expenses recouped (See Note 7)	–	12,158	–
Total net expenses	$235,969	$957,344	$97,008

NET INVESTMENT INCOME (LOSS)	$1,220,117	$441,737	$602,654

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) from investment transactions	$(396,409)	$6,843,066	$120,306
Net change in unrealized appreciation (depreciation) of investments	859,356	17,157,347	460,470
Net realized and unrealized gain (loss) on investments	$462,947	$24,000,413	$580,776

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$1,683,064	$24,442,150	$1,183,430

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets – for the six months ended January 31, 2026 (unaudited)

	Dividend	Dividend	Growth
	Harvest	Summit	& Income
	Fund	Fund	Fund
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$8,847,883	$352,862	$36,020
Net realized gain (loss) from investment transactions	17,840,574	152,750	3,490,009
Net change in unrealized appreciation (depreciation) of investments	49,366,969	694,601	9,137,809
Net increase (decrease) in net assets resulting from operations	$76,055,426	$1,200,213	$12,663,838

DISTRIBUTIONS TO SHAREHOLDERS
Distributions - Class A	$(8,681,730)	$(34,366)	$(2,352,363)
Distributions - Class C	(2,403,886)	(2,270)	(325,173)
Distributions - Class I	(23,047,930)	(458,656)	(1,632,321)
Total distributions	$(34,133,546)	$(495,292)	$(4,309,857)

CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares - Class A	$9,766,709	$327,258	$2,287,761
Proceeds from sale of shares - Class C	5,744,966	–	216,996
Proceeds from sale of shares - Class I	68,587,196	1,111,811	4,709,412
Proceeds from reinvested dividends - Class A	8,043,903	34,223	2,239,695
Proceeds from reinvested dividends - Class C	2,202,528	–	315,889
Proceeds from reinvested dividends - Class I	20,418,400	136,738	1,467,745
Cost of shares redeemed - Class A	(12,140,342)	(62,596)	(5,449,729)
Cost of shares redeemed - Class C	(3,484,840)	–	(453,435)
Cost of shares redeemed - Class I	(29,906,811)	(280,346)	(4,989,287)
Net increase (decrease) in net assets resulting from capital share transactions	$69,231,709	$1,267,088	$345,047

TOTAL INCREASE (DECREASE) IN NET ASSETS	$111,153,589	$1,972,009	$8,699,028
NET ASSETS, BEGINNING OF PERIOD	519,970,356	9,616,145	114,001,709
NET ASSETS, END OF PERIOD	$631,123,945	$11,588,154	$122,700,737

The accompanying notes are an integral part of these financial statements.

The Integrity Funds | January 31, 2026

Statements of Changes in Net Assets (continued) – for the six months ended January 31, 2026 (unaudited)

	High	MNA	Short Term
	Income	Resources	Government
	Fund	Fund	Fund
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$1,220,117	$441,737	$602,654
Net realized gain (loss) from investment transactions	(396,409)	6,843,066	120,306
Net change in unrealized appreciation (depreciation) of investments	859,356	17,157,347	460,470
Net increase (decrease) in net assets resulting from operations	$1,683,064	$24,442,150	$1,183,430

DISTRIBUTIONS TO SHAREHOLDERS
Distributions - Class A	$(609,774)	$(200,267)	$(6,897)
Distributions - Class C	(50,141)	(1,251)	N/A
Distributions - Class I	(560,204)	(296,692)	(607,398)
Total distributions	$(1,220,119)	$(498,210)	$(614,295)

CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares - Class A	$1,255,879	$2,190,720	$25
Proceeds from sale of shares - Class C	93,206	841,840	N/A
Proceeds from sale of shares - Class I	1,614,459	18,543,533	11,254,869
Proceeds from reinvested dividends - Class A	514,582	192,981	6,897
Proceeds from reinvested dividends - Class C	33,364	1,226	N/A
Proceeds from reinvested dividends - Class I	438,776	248,787	376,914
Cost of shares redeemed - Class A	(1,027,603)	(7,339,528)	(60,858)
Cost of shares redeemed - Class C	(241,376)	(557,220)	N/A
Cost of shares redeemed - Class I	(3,366,527)	(5,112,888)	(4,442,822)
Net increase (decrease) in net assets resulting from capital share transactions	$(685,240)	$9,009,451	$7,135,025

TOTAL INCREASE (DECREASE) IN NET ASSETS	$(222,295)	$32,953,391	$7,704,160
NET ASSETS, BEGINNING OF PERIOD	46,712,820	135,198,076	32,377,620
NET ASSETS, END OF PERIOD	$46,490,525	$168,151,467	$40,081,780

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets – for the year ended July 31, 2025

	Dividend	Dividend	Growth
	Harvest	Summit	& Income
	Fund	Fund	Fund
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$13,746,797	$487,003	$398,521
Net realized gain (loss) from investment transactions	17,909,084	11,022	3,517,314
Net change in unrealized appreciation (depreciation) of investments	14,560,780	(209,455)	9,906,452
Net increase (decrease) in net assets resulting from operations	$46,216,661	$288,570	$13,822,287

DISTRIBUTIONS TO SHAREHOLDERS
Distributions - Class A	$(11,388,062)	$(21,794)	$(1,397,020)
Distributions - Class C	(2,707,235)	(2,625)	(155,206)
Distributions - Class I	(24,147,540)	(467,666)	(862,509)
Total distributions	$(38,242,837)	$(492,085)	$(2,414,735)

CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares - Class A	$21,132,754	$280,034	$3,088,507
Proceeds from sale of shares - Class C	10,306,053	-	666,660
Proceeds from sale of shares - Class I	165,439,510	6,207,987	10,680,106
Proceeds from reinvested dividends - Class A	10,512,086	21,682	1,336,397
Proceeds from reinvested dividends - Class C	2,582,419	-	150,509
Proceeds from reinvested dividends - Class I	21,105,599	132,998	732,315
Cost of shares redeemed - Class A	(21,143,930)	(47,237)	(7,572,876)
Cost of shares redeemed - Class C	(6,254,846)	-	(725,130)
Cost of shares redeemed - Class I	(68,061,391)	(1,424,234)	(7,679,060)
Net increase (decrease) in net assets resulting from capital share transactions	$135,618,254	$5,171,230	$677,428

TOTAL INCREASE (DECREASE) IN NET ASSETS	$143,592,078	$4,967,715	$12,084,980
NET ASSETS, BEGINNING OF PERIOD	376,378,278	4,648,430	101,916,729
NET ASSETS, END OF PERIOD	$519,970,356	$9,616,145	$114,001,709

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets (continued) – for the year ended July 31, 2025

	High	MNA	Short Term
	Income	Resources	Government
	Fund	Fund	Fund
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$2,594,779	$1,188,547	$1,012,156
Net realized gain (loss) from investment transactions	(44,937)	10,617,161	(96,394)
Net change in unrealized appreciation (depreciation) of investments	1,380,003	4,677,100	789,727
Net increase (decrease) in net assets resulting from operations	$3,929,845	$16,482,808	$1,705,489

DISTRIBUTIONS TO SHAREHOLDERS
Distributions - Class A	$(1,249,008)	$(630,040)	$(10,878)
Distributions - Class C	(129,902)	(13,284)	N/A
Distributions - Class I	(1,215,069)	(545,223)	(1,020,478)
Return of Capital - Class A	-	(82,256)	-
Return of Capital - Class C	-	(1,734)	-
Return of Capital - Class I	-	(71,182)	-
Total distributions	$(2,593,979)	$(1,343,719)	$(1,031,356)

CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares - Class A	$1,770,412	$6,719,793	$322,838
Proceeds from sale of shares - Class C	310,983	212,752	N/A
Proceeds from sale of shares - Class I	4,673,776	17,584,280	23,258,033
Proceeds from reinvested dividends - Class A	1,062,936	683,530	10,878
Proceeds from reinvested dividends - Class C	97,673	14,616	N/A
Proceeds from reinvested dividends - Class I	915,630	482,516	584,274
Cost of shares redeemed - Class A	(4,646,947)	(14,945,812)	(153,999)
Cost of shares redeemed - Class C	(1,650,139)	(2,117,843)	N/A
Cost of shares redeemed - Class I	(5,744,555)	(11,392,863)	(9,168,892)
Net increase (decrease) in net assets resulting from capital share transactions	$(3,210,231)	$(2,759,031)	$14,853,132

TOTAL INCREASE (DECREASE) IN NET ASSETS	$(1,874,365)	$12,380,058	$15,527,265
NET ASSETS, BEGINNING OF PERIOD	48,587,185	122,818,018	16,850,355
NET ASSETS, END OF PERIOD	$46,712,820	$135,198,076	$32,377,620

The accompanying notes are an integral part of these financial statements.

Notes to Financial Statements (unaudited)

NOTE 1: Organization

The Integrity Funds (the “Trust”) was organized as a Delaware statutory trust on October 31, 1997 and commenced operations on October 31, 1997. The Trust is registered under the Investment Company Act of 1940 as an open-end management investment company, consisting of six series (the “Funds”).

Integrity Dividend Harvest Fund (the “Dividend Harvest Fund”), a diversified fund, seeks to maximize total return by emphasizing high current income with long term appreciation as a secondary objective, consistent with preservation of capital. Integrity Dividend Summit Fund (the “Dividend Summit Fund”), a non-diversified fund, seeks to maximize qualified dividend income with long term appreciation as a secondary objective. Integrity Growth & Income Fund (the “Growth & Income Fund”), a diversified fund, seeks to provide long-term growth of capital with dividend income as a secondary objective. Integrity High Income Fund (the “High Income Fund”), a diversified fund, seeks to provide a high level of current income with capital appreciation as a secondary objective. Integrity Mid-North American Resources Fund (the “MNA Resources Fund”), a diversified fund, seeks to provide long-term capital appreciation. Integrity Short Term Government Fund (the “S-T Gov Fund”), a diversified fund, seeks to achieve a high and stable rate of total return, when and as opportunities are available in the context of preserving capital in adverse markets.

Each Fund in the Trust, except for S-T Gov Fund, currently offers Class A, C, and I shares. S-T Gov Fund offers Class A and I shares. The Class A shares of Dividend Harvest Fund, Dividend Summit Fund, Growth & Income Fund, High Income Fund, MNA Resources Fund and S-T Gov Fund are sold with an initial sales charge of 5.00%, 5.00%, 5.00%, 4.25%, 5.00% and 2.00%, respectively, and a distribution fee of up to 0.25% on an annual basis. Class C shares are sold without a sales charge and are subject to a distribution fee of up to 1.00% on an annual basis. Class I shares are sold without a sales charge or distribution fee. The three classes of shares (two classes for S-T Gov Fund) represent interest in each Fund’s same portfolio of investments, have the same rights, and are generally identical in all respects except that each class bears its separate distribution and certain other class expenses and has exclusive voting rights with respect to any matter on which a separate vote of any class is required.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts with their vendors and others that provide for general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds. However, based on experience, the Funds expect that risk of loss to be remote.

The Funds have adopted Financial Accounting Standards Board (“FASB”) Accounting Standards Update (“ASU”) 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures. Adoption of the standard impacted financial statement disclosures only and did not affect each Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The CODM is comprised of the portfolio managers of the Funds, and the Principal Executive Officer and the Principal Financial Officer of the Trust. Each Fund operates as a single operating segment. Each Fund’s income, expenses, assets, changes in net assets resulting from operations and performance are regularly monitored and assessed as a whole by the CODM responsible for oversight functions of each Fund, using the information presented in the financial statements and financial highlights.

Each Fund is an investment company and, accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946, Financial Services – Investment Companies.

NOTE 2: Summary of Significant Accounting Policies

Investment security valuation—The Funds value their investments at fair value. Securities for which market quotations are available are valued as follows: (a) Listed securities are valued at the closing price obtained from the respective primary exchange on which the security is listed or, if there were no sales on that day, at its last reported current bid price; (b) Unlisted securities are valued at the last current bid price obtained from the National Association of Securities Dealers’ Automated Quotation System. The Funds’ administrative services agent, Integrity Fund Services, LLC (“Integrity Fund Services” or “IFS”) obtains all of these prices from services that collect and disseminate such market prices. Prices provided by an independent pricing service may be determined without exclusive reliance on quoted prices and may take into account appropriate factors such as: institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. In the absence of an ascertainable market value, assets are valued at their fair value as determined by the Valuation Designee using methods and procedures reviewed and approved by the Board of Trustees. Refer to Note 3 for further disclosures related to the inputs used to value the Funds’ investments. Shares of a registered investment company, including money market funds, not traded on an exchange are valued at the investment company’s net asset value per share.

When-issued securities—The Funds may purchase securities on a when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The values of the securities purchased on a when-issued basis are identified as such in each Fund’s Schedule of Investments. Losses may arise due to changes in the value of the underlying securities, if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Contingent deferred sales charge—For Dividend Harvest Fund, Dividend Summit Fund, Growth & Income Fund, MNA Resources Fund, and High Income Fund- Class A shares of $1 million investment or more may be subject to a 1.00% contingent deferred sales charge (“CDSC”) if redeemed within 24 months of purchase (excluding shares purchased with reinvested dividends and/or distributions). For Short Term Government Fund Class A – For investments of $200,000 or more, a 0.40% contingent deferred sales charge (“CDSC”) may be assessed on shares redeemed within 24 months of purchase (excluding shares purchased with reinvested dividends and/or distributions).

Investments in Class C shares (in any amount) may be subject to a 1.00% CDSC if redeemed within 12 months of purchase.

Federal and state income taxes—Each Fund is a separate taxpayer for federal income tax purposes. Each Fund’s policy is to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized gain on investments to its shareholders; therefore, no provision for income taxes is required.

As of January 31, 2026, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the six months ended January 31, 2026, the Funds did not incur any interest or penalties.

For all open tax years and all major taxing jurisdictions, management of the Funds has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. Open tax years, which include the current and prior three tax years, are open for examination by taxing authorities. Furthermore, management of the Funds is also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Premiums and discounts—Premiums and discounts on debt securities are accreted and amortized into interest income using the effective yield method over the lives of the respective securities.

Cash and cash equivalents—The Funds consider investments in an FDIC insured interest bearing savings account to be cash. The Fund maintains balances, which, at times, may exceed federally insured limits. The Fund maintains these balances with a high quality financial institution.

Security transactions, investment income, expenses and distributions—Income and expenses are recorded on the accrual basis. Investment transactions are accounted for on the trade date. Realized gains and losses are reported on the specific identification basis. Interest income and estimated expenses are accrued daily. Dividend income is recognized on the ex-dividend date. Gains and losses on principal payments of mortgage-backed securities (paydown gains and losses) are included as an adjustment to interest income in the Statement of Operations. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable countries’ tax rules and regulations. Dividend Harvest Fund, Dividend Summit Fund, and S-T Gov Fund will declare and pay dividends from net investment income monthly. MNA Resources Fund will declare and pay dividends from net investment income quarterly. Growth & Income Fund will declare and pay dividends from net investment income at least annually. The High Income Fund declares dividends from net investment income daily and pays such dividends monthly. Dividends are reinvested in additional shares of the Funds at net asset value or paid in cash. Capital gains, when available, are distributed at least annually. Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with federal income tax regulations and may differ from net investment income and realized gains determined in accordance with accounting principles generally accepted in the United States of America (“GAAP”). These differences are primarily due to differing treatments for capital loss carryforwards and losses due to wash sales. In addition, other amounts have been reclassified within the composition of net assets to more appropriately conform financial accounting to tax basis treatment.

Use of estimates—The financial statements have been prepared in accordance with GAAP, which requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase (decrease) from operations during the reporting period. Actual results could differ from those estimates.

Common expenses—Common expenses of the Trust are allocated among the Funds within the Trust based on relative net assets of each Fund or the nature of the services performed and the relative applicability to each Fund.

Multiple class allocations—The High Income Fund simultaneously uses the settled shares method to allocate income and fund-wide expenses and uses the relative net assets method to allocate gains and losses. Dividend Harvest Fund, Dividend Summit Fund, Growth & Income Fund, MNA Resources Fund and S-T Gov Fund use the relative net assets method to allocate income, fund-wide expenses, gains and losses. Class-specific expenses, distribution fees, and any other items that are specifically attributable to a particular class are charged directly to such class.

Illiquid securities—A security may be considered to be illiquid if it has a limited trading market. Securities are generally considered to be liquid if they can be sold or disposed of in the ordinary course of business within seven days at approximately the price at which the security is valued by the Funds. These securities are valued at fair value as described above. Each Fund intends to hold no more than 15% of its net assets in illiquid securities. Of the illiquid securities listed on the Schedules of Investments, the following securities are considered to be restricted as of January 31, 2026:

The Integrity Funds | January 31, 2026

High Income Fund	Shares/Principal	Dates Acquired	Cost Basis	Fair Value
Incora Intermediate LLC	1,553	1/31/2025	$58,682	$16,803
Incora, Inc. 144A	34,113	1/31/2025	$50,335	$ 14,781

NOTE 3: Fair Value Measurements

Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in three broad levels: Level 1 inputs are based on quoted prices in active markets for identical securities. Level 2 inputs are based on significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 inputs are based on significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments). The following is a summary of the inputs used to value the Funds’ investments as of January 31, 2026:

Dividend Harvest Fund	Level 1	Level 2	Level 3	Total
Common Stocks	$620,542,605	$–	$–	$620,542,605
Total	$620,542,605	$–	$–	$620,542,605

Dividend Summit Fund	Level 1	Level 2	Level 3	Total
Common Stocks	$11,262,046	$–	$–	$11,262,046
Total	$11,262,046	$–	$–	$11,262,046

Growth & Income Fund	Level 1	Level 2	Level 3	Total
Common Stocks	$121,732,310	$–	$–	$121,732,310
Total	$121,732,310	$–	$–	$121,732,310

High Income Fund	Level 1	Level 2	Level 3	Total
Corporate Bonds*	$–	$43,358,118	$14,808	$43,372,926
Common Stock	205,513	170,619	167,053	543,185
Convertible Preferred Stock	–	–	68,236	68,236
Warrants	–	1,091	5	1,096
Total	$205,513	$43,529,828	$250,102	$43,985,443

MNA Resources Fund	Level 1	Level 2	Level 3	Total
Common Stocks	$160,583,359	$–	$–	$160,583,359
Total	$160,583,359	$–	$–	$160,583,359

ST Gov Fund	Level 1	Level 2	Level 3	Total
Mortgage Backed Securities	$–	$34,643,887	$–	$34,643,887
U.S Government Notes/Bills	–	4,955,123	–	4,955,123
Total	$–	$39,599,010	$–	$39,599,010

*Level 3 corporate bonds for High Income Fund includes corporate bonds valued at zero.

**A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to Net Assets. Management has concluded that Level 3 investments are not material in relation to Net Assets.

Please refer to the Schedule of Investments for sector classification.

NOTE 4: Investment Transactions

Purchases and sales of investment securities (excluding short-term securities) for the six months ended January 31, 2026, were as follows:

	Dividend	Dividend	Growth &	High	MNA	Short Term
	Harvest	Summit	Income	Income	Resources	Government
	Fund	Fund	Fund	Fund	Fund	Fund
Purchases	$128,172,478	$4,769,693	$1,475,974	$6,262,245	$46,458,229	$25,300,644
Sales	$ 75,695,384	$3,655,011	$3,921,529	$5,523,005	$42,153,767	$24,695,190

NOTE 5: Capital Share Transactions

Transactions in capital shares were as follows:

Six Months Ended 1/31/26:	Dividend	Dividend	Growth &	High	MNA	S-T
	Harvest	Summit	Income	Income	Resources	Gov
Class A	Fund	Fund	Fund	Fund	Fund	Fund
Shares sold	477,154	29,102	20,095	162,945	316,970	3
Shares issued from reinvestments	396,138	3,067	19,595	66,770	27,751	777
Shares redeemed	(595,430)	(5,480)	(47,475)	(133,369)	(1,062,796)	(6,869)
Net increase (decrease)	277,862	26,689	(7,785)	96,346	(718,075)	(6,089)

Class C
Shares sold	283,152	-	1,956	12,097	121,607	N/A
Shares issued from reinvestments	109,654	-	2,883	4,328	178	N/A
Shares redeemed	(171,391)	-	(4,112)	(31,345)	(81,883)	N/A
Net increase (decrease)	221,415	-	727	(14,920)	39,902	N/A

Class I
Shares sold	3,344,830	99,417	41,157	209,573	2,651,955	1,260,254
Shares issued from reinvestments	1,004,443	12,309	12,815	56,996	36,118	42,418
Shares redeemed	(1,461,925)	(25,454)	(43,187)	(436,894)	(747,603)	(497,938)
Net increase (decrease)	2,887,348	86,272	10,785	(170,325)	1,940,470	804,734

Year Ended 7/31/25:	Dividend	Dividend	Growth &	High	MNA	S-T
	Harvest	Summit	Income	Income	Resources	Gov
Class A	Fund	Fund	Fund	Fund	Fund	Fund
Shares sold	1,112,242	25,151	30,582	236,074	1,136,956	37,056
Shares issued from reinvestments	562,361	2,005	13,389	140,642	117,214	1,256
Shares redeemed	(1,118,662)	(4,422)	(74,719)	(616,357)	(2,507,689)	(17,851)
Net increase (decrease)	555,941	22,734	(30,748)	(239,641)	(1,253,519)	20,461

Class C
Shares sold	549,833	-	6,798	41,022	35,627	N/A
Shares issued from reinvestments	139,751	-	1,561	12,905	2,572	N/A
Shares redeemed	(332,365)	-	(7,506)	(218,902)	(358,934)	N/A
Net increase (decrease)	357,219	-	853	(164,975)	(320,735)	N/A

Class I
Shares sold	8,725,302	563,883	104,769	622,152	2,907,842	2,683,524
Shares issued from reinvestments	1,128,137	12,331	7,324	121,219	82,878	67,436
Shares redeemed	(3,640,564)	(133,936)	(76,251)	(764,148)	(1,920,018)	(1,049,556)
Net increase (decrease)	6,212,875	442,278	35,842	(20,777)	1,070,702	1,701,404

NOTE 6: Income Tax Information

The  tax  character  of  current  year  distributions  paid  and  the  tax  basis  of  the  current  components  of  accumulated  earnings  (deficit)  will  be  determined at the end of the current tax year ending July 31, 2026.

At July 31, 2025, the unrealized appreciation (depreciation) based on the cost of investments for federal income tax purposes was as follows:

	Dividend	Dividend	Growth &	High	MNA	Short Term
	Harvest	Summit	Income	Income	Resources	Government
	Fund	Fund	Fund	Fund	Fund	Fund
Investments at cost	$422,645,450	$9,275,871	$55,060,158	$47,125,013	$109,642,376	$31,706,551
Unrealized appreciation	$95,207,678	$726,757	$57,776,398	$794,164	$27,633,644	$763,143
Unrealized depreciation	(16,994,568)	(699,205)	(1,286,156)	(2,841,228)	(4,997,464)	(580,387)
Net unrealized appreciation/ depreciation*	$78,213,110	$27,552	$56,490,242	$(2,047,064)	$22,636,180	$182,756
* Differences between financial reporting-basis and tax-basis unrealized appreciation (depreciation) are due to tax deferral of losses on wash sales.

The tax character of distributions paid was as follows:

	Dividend Harvest Fund	Dividend Summit Fund	Growth & Income Fund	High Income Fund	MNA Resources Fund	Short Term Government Fund

Year ended July 31, 2025:
Ordinary Income	$13,746,797	$486,986	$535,633	$2,572,890	$1,188,547	$1,031,356
Return of Capital	–	–	–	–	155,172	–
Capital Gain	24,496,040	5,099	1,879,102	–	–	–
	$38,242,837	$492,085	$2,414,735	$2,572,890	$1,343,719	$1,031,356
Year ended July 31, 2024:
Ordinary Income	$10,400,653	$141,088	$607,001	$2,615,225	$1,832,302	$633,702
Capital Gain	4,977	-	1,365,252	-	-	-
	$10,405,630	$141,088	$1,972,253	$2,615,225	$1,832,302	$633,702

As of July 31, 2025, the components of accumulated earnings (deficit) on a tax basis were as follows:

	Dividend	Dividend	Growth &	High	MNA	Short Term
	Harvest	Summit	Income	Income	Resources	Government
	Fund	Fund	Fund	Fund	Fund	Fund
Undistributed ordinary income	$–	$17	$441,958	$61,041	$–	$24,126
Distributions Payable	–	–	–	(65,499)	–	–
Undistributed capital gain	13,864,254	5,323	2,831,671	–	–	–
Capital loss carryforward	(4,894,247)	–	–	(1,379,513)	(165,817,398)	(9,183,917)
Unrealized appreciation/ (depreciation)	78,213,110	27,552	56,490,242	(2,047,064)	22,636,180	182,756
Total accumulated earnings/(deficit)	$87,183,117	$32,892	$59,763,871	$(3,431,035)	$(143,181,218)	$(8,977,035)

The Funds’ capital loss carryforward amounts as of July 31, 2025 are as follows:

	Dividend		Dividend	Growth &	High	MNA	Short Term
	Harvest		Summit	Income	Income	Resources	Government
	Fund		Fund	Fund	Fund	Fund	Fund
Non-expiring S-T losses	$4,894,247	*	$–	$–	$–	$103,813,467	$4,701,322
Non-expiring L-T losses	–		–	–	1,379,513	62,003,931	4,482,595
Total	$4,894,247		$–	$–	$1,379,513	$165,817,398	$9,183,917

Capital loss carryforward utilized	$368,337		$601	$–	$–	$10,617,162	$–

*Dividend Harvest Fund’s ability to use the capital loss carryforward of MD Sass Equity Fund may be limited by loss limitation rules under federal tax law.

NOTE 7: Investment Advisory Fees and Other Transactions with Affiliates

Viking Fund Management (“VFM”), the Funds’ investment adviser; Integrity Funds Distributor, LLC (“Integrity Funds Distributor” or “IFD”), the Funds’ underwriter and distributor; and Integrity Fund Services, the Funds’ transfer, accounting, and administrative services agent; are subsidiaries of Corridor Investors, LLC (“Corridor Investors” or “Corridor”), the Funds’ sponsor. For Integrity High Income Fund, JPMIM is the sub-adviser. As compensation for sub-advisory services provided to the High Income Fund, VFM is required to pay JPMIM a fee computed at an annual rate of 0.35% of the Fund’s average daily net assets (allocated proportionally between Class A, Class C, and Class I shares of the High Income Fund). For S-T Gov Fund, M.D. Sass Investor Services, Inc. is the sub-adviser. As compensation for sub-advisory services provided to the Fund, VFM is required to pay M.D. Sass a fee computed at an annual rate of 0.15% of the Fund’s average daily net assets (allocated proportionally between Class A and Class I shares of the S-T Gov Fund). A Trustee of the Funds is also a Governor of Corridor.

VFM provides investment advisory and management services to the Funds. The Investment Advisory Agreement (the “Advisory Agreement”) provides for fees to be computed at an annual rate of each Fund’s average daily net assets. The Funds pay investment advisory fees to VFM on a monthly basis. VFM has also contractually agreed to waive its management fee and to reimburse expenses that are not covered by the management fee, other than extraordinary or non-recurring expenses, taxes, brokerage fees, commissions and acquired fund fees and expenses, so that the net annual operating expenses do not exceed a certain rate. After November 29, 2026, the expense limitations may be terminated or revised for the Funds.

Expense limitations as of January 31, 2026, are stated below.

		Contractual Waiver %
	Advisory Fee %	Class A	Class C	Class I
Dividend Harvest Fund	0.75%	0.95%	1.70%	0.70%
Dividend Summit Fund	0.75%	0.99%	1.74%	0.74%
Growth & Income Fund	1.00%	1.24%	1.99%	0.99%
High Income Fund	0.85%	1.09%	1.84%	0.84%
MNA Resources Fund	0.50%	1.50%	2.00%	1.00%
S-T Gov Fund	0.30%	0.80%	N/A	0.55%

VFM and affiliated service providers may also voluntarily waive fees or reimburse expenses not required under the advisory or other contracts from time to time. There were voluntary waivers for the period August 1, 2023 through June 30, 2024 for Dividend Summit Fund beyond the expense limitation agreement to maintain a 0.00% expense ratio for each class of shares. For the period July 1, 2024 through January 6, 2025, there were voluntary waivers for Dividend Summit Fund beyond the expense limitation agreement to maintain a 0.50% expense ratio for each class of shares. An expense limitation lowers expense ratios and increases returns to investors. Certain Officers of the Funds are also Officers and Governors of VFM.

	Six Months Ended January 31, 2026			Payable January 31, 2026
	Advisory	Waived/(Recouped)	Reimb.	Advisory	Waived	Reimb.
Dividend Harvest Fund	$2,159,279	$1,258,991	$-	$386,450	$232,071	$-
Dividend Summit Fund	$40,257	$40,257	$23,580	$7,052	$7,052	$2,672
Growth & Income Fund	$602,083	$300,988	$-	$104,609	$50,631	$-
High Income Fund	$197,520	$133,245	$-	$33,403	$21,626	$-
MNA Resources Fund	$365,571	$(12,158)	$-	$65,120	$444	$-
S-T Gov Fund	$52,219	$47,049	$-	$10,038	$9,006	$-

VFM is entitled to recoup such amounts waived or reimbursed for a period of up to three years from the date on which VFM waived fees or reimbursed expenses for each Fund. Each Fund will make repayments to the VFM only if such repayment does not cause the annual Fund operating expenses (after the repayment is taken into account) to exceed both (1) the expense limitation in place when such amounts were waived and (2) the Fund’s current expense limitation. Amounts subject to recoupment and expiration dates are as follow:

	7/31/2026 Amount	7/31/2027 Amount	07/31/2028 Amount	Total
Dividend Harvest Fund	$1,443,402	$1,653,668	$2,013,200	$5,110,270
Dividend Summit Fund	$18,895	$91,036	$124,024	$233,955
Growth & Income Fund	$429,172	$479,449	$569,802	$1,478,423
High Income Fund	$340,855	$317,306	$298,542	$956,703
MNA Resources Fund	$89,643	$125,584	$5,042	$220,269
S-T Gov Fund	$86,774	$60,884	$76,817	$224,475

IFD serves as the principal underwriter and distributor for the Funds and receives sales charges deducted from Fund share sales proceeds and CDSC from applicable Fund share redemptions. Also, the Funds have adopted a distribution plan for each class of shares as allowed by Rule 12b-1 of the 1940 Act. Distribution plans permit the Funds to reimburse its principal underwriter for costs related to selling shares of the Funds and for various other services. These costs, which consist primarily of commissions and service fees to broker-dealers who sell shares of the Funds, are paid by shareholders through expenses called “Distribution Plan expenses.” The Funds currently pay an annual distribution fee and/or service fee of up to 0.25% (0.50% for MNA Resources Fund) for Class A and 1.00% for Class C of the average daily net assets. Class I shares do not have a 12b-1 plan in place. Certain Officers of the Funds are also Officers and Governors of IFD.

	Six Months Ended January 31, 2026			Payable January 31, 2026
	Sales Charges	CDSC	Distribution Fees	Distribution Fees
Dividend Harvest Fund - A	$201,596	$-	$187,904	$32,690
Dividend Harvest Fund - C	$-	$254	$217,320	$38,484
Dividend Summit Fund - A	$9,958	$-	$930	$175
Dividend Summit Fund - C	$-	$-	$285	$48
Growth & Income Fund - A	$16,858	$-	$84,674	$14,675
Growth & Income Fund - C	$-	$200	$46,747	$8,146
High Income Fund - A	$3,733	$25	$29,429	$5,053
High Income Fund - C	$-	$-	$11,345	$1,863
MNA Resources Fund - A	$42,900	$-	$209,498	$36,261
MNA Resources Fund - C	$-	$245	$15,697	$2,961
S-T Gov Fund - A	$-	$-	$541	$88

IFS acts as the transfer agent for High Income Fund and S-T Gov Fund at a monthly variable fee equal to 0.12% on the first $0 to $200 million and at a lower rate in excess of $200 million of the Funds’ average daily net assets on an annual basis and an additional fee of $500 per month for each additional share class plus reimbursement of out-of-pocket expenses and sub-transfer agent out-of-pocket expenses. IFS acts as the transfer agent for Dividend Harvest Fund, Dividend Summit Fund, Growth & Income Fund, and MNA Resources Fund at a monthly variable fee equal to 0.18% on the first $0 to $200 million, 0.15% on the next $200 to $700 million and at a lower rate in excess of $700 million of the Funds’ average daily net assets on an annual basis and an additional fee of $500 per month for each additional share class plus reimbursement of out-of-pocket expenses and sub-transfer agent out-of-pocket expenses. Sub-transfer agent out-of-pocket expenses are included in the transfer agent fees below and in the transfer agent out-of-pocket balance on the Statements of Operations.

IFS also acts as the Funds’ administrative services agent for a monthly fee equal to the sum of a fixed fee of $2,000 and a variable fee equal to 0.14% on the first $0 to $200 million, 0.13% on the next $200 to $700 million and at a lower rate in excess of $700 million of the Funds’ average daily net assets on an annual basis and an additional fee of $1,000 per month for each additional share class plus reimbursement of out-of-pocket expenses. Commencing on November 30, 2024, IFS also charges a $2,500 annual fee for tailored shareholder reporting plus an additional fee of $750 per year for each share class. Certain Officers of the Funds are also Officers and Governors of IFS.

	Six Months Ended January 31, 2026		Payable January 31, 2026
	Transfer	Admin.	Transfer	Admin.
	Agency Fees	Service Fees	Agency Fees	Service Fees
Dividend Harvest Fund	$536,438	$410,949	$69,405	$73,163
Dividend Summit Fund	$16,769	$34,106	$2,749	$5,797
Growth & Income Fund	$131,873	$110,883	$19,387	$19,125
High Income Fund	$37,845	$59,124	$4,757	$9,982
MNA Resources Fund	$174,108	$128,952	$20,158	$22,714
S-T Gov Fund	$24,630	$44,533	$3,881	$8,083

NOTE 8: Principal Risks

The High Income Fund may be invested in lower-rated debt securities that have a higher risk of default or loss of value since these securities may be sensitive to economic changes, political changes or adverse developments specific to the issuer.

The MNA Resources Fund invests significantly in relatively few sectors, primarily the energy sector, and has more exposure to the price movement of this sector than funds that diversify their investments among many sectors.

The Growth and Income Fund does not concentrate in any one industry, based on economic conditions, it may make significant investments in certain sectors. The Fund may invest significantly in securities of companies in the information technology sector, and will therefore be susceptible to adverse economic, business, political, environmental, regulatory, or other occurrences affecting that sector. Information technology companies face intense competition, both domestically and internationally, which may have an adverse effect on profit margins. Information technology companies may have limited product lines, markets, financial resources or personnel. The products of information technology companies may face obsolescence due to rapid technological developments and frequent new product introduction, unpredictable changes in growth rates and competition for the services of qualified personnel. Companies in the information technology sector are heavily dependent on patent and intellectual property rights. The loss or impairment of these rights may adversely affect the profitability of these companies.

NOTE 9: Subsequent Events

The Funds are required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the Statements of Assets and Liabilities. For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Funds are required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made. Management has evaluated the impact of all subsequent events on the Funds through the issuance date of these financial statements and has noted no such events requiring disclosure.

The Integrity Funds | January 31, 2026

Financial Highlights

Integrity Dividend Harvest Fund, Class A

Selected per share data and ratios for the periods indicated

	Six Months	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended	Ended
	1/31/26+	7/31/25	7/31/24	7/31/23	7/31/22	7/31/21
NET ASSET VALUE, BEGINNING OF PERIOD	$19.32	$19.02	$16.44	$16.33	$15.12	$12.71

Income (loss) from investment operations:
Net investment income (loss)(1)	$0.31	$0.56	$0.52	$0.52	$0.50	$0.47
Net realized and unrealized gain (loss) on investments(2)	2.40	1.40	2.58	0.31	1.21	2.41
Total from investment operations	$2.71	$1.96	$3.10	$0.83	$1.71	$2.88

Less Distributions:
Dividends from net investment income	$(0.30)	$(0.56)	$(0.52)	$(0.51)	$(0.50)	$(0.47)
Distributions from net realized gains	(0.90)	(1.10)	0.00	(0.21)	0.00	0.00
Total distributions	$(1.20)	$(1.66)	$(0.52)	$(0.72)	$(0.50)	$(0.47)

NET ASSET VALUE, END OF PERIOD	$20.83	$19.32	$19.02	$16.44	$16.33	$15.12

Total Return (excludes any applicable sales charge)#	14.24%	10.81%	19.38%	5.31%	11.41%	23.09%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)	$156,553	$139,844	$127,113	$111,909	$105,799	$88,405
Ratio of expenses to average net assets after waivers^(3)	0.95%	0.95%	0.95%	0.95%	0.95%	0.95%
Ratio of expenses to average net assets before waivers^	1.39%	1.40%	1.46%	1.43%	1.44%	1.48%
Ratio of net investment income to average net assets^(3)	2.96%	2.94%	3.11%	3.23%	3.13%	3.39%
Portfolio turnover rate#	13.42%	27.86%	41.80%	22.79%	14.84%	42.14%

(1)	Per share net investment income (loss) has been calculated using the average daily shares method.

(2)

Net realized and unrealized gain/(loss) per share are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the statement of operations due to share transactions for the period.

(3)	This row reflects the impact, if any, of fee waivers or reimbursements by the Adviser and/or affiliated service providers.

+	Unaudited.

^	Annualized for periods less than one year.

#	Not annualized for periods less than one year.

Total return represents the rate that an investor would have earned or lost on an investment in the Fund assuming reinvestment of all dividends and distributions.

The accompanying notes are an integral part of these financial statements.

Financial Highlights

Integrity Dividend Harvest Fund, Class C

Selected per share data and ratios for the periods indicated

	Six Months	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended	Ended
	1/31/26+	7/31/25	7/31/24	7/31/23	7/31/22	7/31/21
NET ASSET VALUE, BEGINNING OF PERIOD	$19.13	$18.85	$16.29	$16.19	$15.00	$12.61

Income (loss) from investment operations:
Net investment income (loss)(1)	$0.23	$0.41	$0.39	$0.39	$0.38	$0.37
Net realized and unrealized gain (loss) on investments(2)	2.37	1.39	2.57	0.31	1.19	2.39
Total from investment operations	$2.60	$1.80	$2.96	$0.70	$1.57	$2.76

Less Distributions:
Dividends from net investment income	$(0.22)	$(0.42)	$(0.40)	$(0.39)	$(0.38)	$(0.37)
Distributions from net realized gains	(0.90)	(1.10)	0.00	(0.21)	0.00	0.00
Total distributions	$(1.12)	$(1.52)	$(0.40)	$(0.60)	$(0.38)	$(0.37)

NET ASSET VALUE, END OF PERIOD	$20.61	$19.13	$18.85	$16.29	$16.19	$15.00

Total Return (excludes any applicable sales charge)#	13.80%	9.99%	18.55%	4.50%	10.54%	22.19%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)	$46,969	$39,361	$32,058	$27,906	$22,463	$15,762
Ratio of expenses to average net assets after waivers^(3)	1.70%	1.70%	1.70%	1.70%	1.70%	1.70%
Ratio of expenses to average net assets before waivers^	2.13%	2.15%	2.21%	2.18%	2.19%	2.23%
Ratio of net investment income to average net assets^(3)	2.21%	2.19%	2.36%	2.48%	2.38%	2.64%
Portfolio turnover rate#	13.42%	27.86%	41.80%	22.79%	14.84%	42.14%

(1)	Per share net investment income (loss) has been calculated using the average daily shares method.

(2)

Net realized and unrealized gain/(loss) per share are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the statement of operations due to share transactions for the period.

(3)	This row reflects the impact, if any, of fee waivers or reimbursements by the Adviser and/or affiliated service providers.

+	Unaudited.

^	Annualized for periods less than one year.

#	Not annualized for periods less than one year.

Total return represents the rate that an investor would have earned or lost on an investment in the Fund assuming reinvestment of all dividends and distributions.

The accompanying notes are an integral part of these financial statements.

Financial Highlights

Integrity Dividend Harvest Fund, Class I

Selected per share data and ratios for the periods indicated

	Six Months	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended	Ended
	1/31/26+	7/31/25	7/31/24	7/31/23	7/31/22	7/31/21
NET ASSET VALUE, BEGINNING OF PERIOD	$19.34	$19.04	$16.45	$16.34	$15.13	$12.72

Income (loss) from investment operations:
Net investment income (loss)(1)	$0.33	$0.61	$0.56	$0.56	$0.55	$0.51
Net realized and unrealized gain (loss) on investments(2)	2.40	1.40	2.60	0.31	1.20	2.41
Total from investment operations	$2.73	$2.01	$3.16	$0.87	$1.75	$2.92

Less Distributions:
Dividends from net investment income	$(0.32)	$(0.61)	$(0.57)	$(0.55)	$(0.54)	$(0.51)
Distributions from net realized gains	(0.90)	(1.10)	0.00	(0.21)	0.00	0.00
Total distributions	$(1.22)	$(1.71)	$(0.57)	$(0.76)	$(0.54)	$(0.51)

NET ASSET VALUE, END OF PERIOD	$20.85	$19.34	$19.04	$16.45	$16.34	$15.13

Total Return (excludes any applicable sales charge)#	14.36%	11.07%	19.73%	5.58%	11.68%	23.38%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)	$427,602	$340,766	$217,207	$198,461	$123,271	$64,062
Ratio of expenses to average net assets after waivers^(3)	0.70%	0.70%	0.70%	0.70%	0.70%	0.70%
Ratio of expenses to average net assets before waivers^	1.14%	1.15%	1.21%	1.18%	1.19%	1.23%
Ratio of net investment income to average net assets^(3)	3.21%	3.19%	3.37%	3.48%	3.38%	3.64%
Portfolio turnover rate#	13.42%	27.86%	41.80%	22.79%	14.84%	42.14%

(1)	Per share net investment income (loss) has been calculated using the average daily shares method.

(2)

Net realized and unrealized gain/(loss) per share are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the statement of operations due to share transactions for the period.

(3)	This row reflects the impact, if any, of fee waivers or reimbursements by the Adviser and/or affiliated service providers.

+	Unaudited.

^	Annualized for periods less than one year.

#	Not annualized for periods less than one year.

Total return represents the rate that an investor would have earned or lost on an investment in the Fund assuming reinvestment of all dividends and distributions.

The accompanying notes are an integral part of these financial statements.

Financial Highlights

Integrity Dividend Summit Fund, Class A

Selected per share data and ratios for the periods indicated

	Six Months	Year	Year	Period from
	Ended	Ended	Ended	5/1/23* to
	1/31/26+	7/31/25	7/31/24	7/31/23
NET ASSET VALUE, BEGINNING OF PERIOD	$10.82	$10.91	$10.17	$10.00

Income (loss) from investment operations:
Net investment income (loss)(1)	$0.36	$0.62	$0.70	$0.15
Net realized and unrealized gain (loss) on investments(2)	0.92	(0.10)	0.66	0.17
Total from investment operations	$1.28	$0.52	$1.36	$0.32

Less Distributions:
Dividends from net investment income	$(0.35)	$(0.60)	$(0.62)	$(0.15)
Distributions from net realized gains	(0.15)	(0.01)	0.00	0.00
Total distributions	$(0.50)	$(0.61)	$(0.62)	$(0.15)

NET ASSET VALUE, END OF PERIOD	$11.60	$10.82	$10.91	$10.17

Total Return (excludes any applicable sales charge)#	12.06%	4.88%	14.08%	3.25%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)	$804	$461	$217	$51
Ratio of expenses to average net assets after waivers^(3)(4)(5)(6)	0.99%	0.81%	0.08%	0.00%
Ratio of expenses to average net assets before waivers^	2.17%	2.41%	5.50%	12.71%
Ratio of net investment income to average net assets^(3)(4)(5)(6)	6.34%	5.71%	6.83%	5.95%
Portfolio turnover rate#	35.23%	43.05%	24.07%	11.50%

(1)	Per share net investment income (loss) has been calculated using the average daily shares method.

(2)

Net realized and unrealized gain/(loss) per share are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the statement of operations due to share transactions for the period.

(3)	This row reflects the impact, if any, of fee waivers or reimbursements by the Adviser and/or affiliated service providers.

(4)	The voluntary waiver, based on average net assets, amounted to 0.99% for the period May 1, 2023 (commencement of operations) through July 31, 2023.

(5)	The voluntary waiver, based on average net assets, amounted to 0.91% for the period August 1, 2023 through July 31, 2024.

(6)	The voluntary waiver, based on average net assets, amounted to 0.18% for the period August 1, 2024 through July 31, 2025.

+	Unaudited.

*	Commencement of operations.

^	Annualized for periods less than one year.

#	Not annualized for periods less than one year.

Total return represents the rate that an investor would have earned or lost on an investment in the Fund assuming reinvestment of all dividends and distributions.

The accompanying notes are an integral part of these financial statements.

Financial Highlights

Integrity Dividend Summit Fund, Class C

Selected per share data and ratios for the periods indicated

	Six Months	Year	Year	Period from
	Ended	Ended	Ended	5/1/23* to
	1/31/26+	7/31/25	7/31/24	7/31/23
NET ASSET VALUE, BEGINNING OF PERIOD	$10.97	$11.02	$10.19	$10.00

Income (loss) from investment operations:
Net investment income (loss)(1)	$0.32	$0.55	$0.62	$0.13
Net realized and unrealized gain (loss) on investments(2)	0.90	(0.07)	0.76	0.19
Total from investment operations	$1.22	$0.48	$1.38	$0.32

Less Distributions:
Dividends from net investment income	$(0.30)	$(0.52)	$(0.55)	$(0.13)
Distributions from net realized gains	(0.15)	(0.01)	0.00	0.00
Total distributions	$(0.45)	$(0.53)	$(0.55)	$(0.13)

NET ASSET VALUE, END OF PERIOD	$11.74	$10.97	$11.02	$10.19

Total Return (excludes any applicable sales charge)#	11.38%	4.40%	14.08%	3.25%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)	$59	$55	$55	$51
Ratio of expenses to average net assets after waivers^(3)(4)(5)(6)	1.74%	1.19%	0.05%	0.00%
Ratio of expenses to average net assets before waivers^	2.93%	3.19%	8.04%	13.45%
Ratio of net investment income to average net assets^(3)(4)(5)(6)	5.59%	4.96%	6.07%	5.21%
Portfolio turnover rate#	35.23%	43.05%	24.07%	11.50%

(1)	Per share net investment income (loss) has been calculated using the average daily shares method.

(2)

Net realized and unrealized gain/(loss) per share are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the statement of operations due to share transactions for the period.

(3)	This row reflects the impact, if any, of fee waivers or reimbursements by the Adviser and/or affiliated service providers.

(4)	The voluntary waiver, based on average net assets, amounted to 1.74% for the period May 1, 2023 (commencement of operations) through July 31, 2023.

(5)	The voluntary waiver, based on average net assets, amounted to 1.69% for the period August 1, 2023 through July 31, 2024.

(6)	The voluntary waiver, based on average net assets, amounted to 0.55% for the period August 1, 2024 through July 31, 2025.

+	Unaudited.

*	Commencement of operations.

^	Annualized for periods less than one year.

#	Not annualized for periods less than one year.

Total return represents the rate that an investor would have earned or lost on an investment in the Fund assuming reinvestment of all dividends and distributions.

The accompanying notes are an integral part of these financial statements.

Financial Highlights

Integrity Dividend Summit Fund, Class I

Selected per share data and ratios for the periods indicated

	Six Months	Year	Year	Period from
	Ended	Ended	Ended	5/1/23* to
	1/31/26+	7/31/25	7/31/24	7/31/23
NET ASSET VALUE, BEGINNING OF PERIOD	$10.78	$10.88	$10.17	$10.00

Income (loss) from investment operations:
Net investment income (loss)(1)	$0.37	$0.65	$0.73	$0.15
Net realized and unrealized gain (loss) on investments(2)	0.88	(0.11)	0.63	0.17
Total from investment operations	$1.25	$0.54	$1.36	$0.32

Less Distributions:
Dividends from net investment income	$(0.36)	$(0.63)	$(0.65)	$(0.15)
Distributions from net realized gains	(0.15)	(0.01)	0.00	0.00
Total distributions	$(0.51)	$(0.64)	$(0.65)	$(0.15)

NET ASSET VALUE, END OF PERIOD	$11.52	$10.78	$10.88	$10.17

Total Return (excludes any applicable sales charge)#	11.87%	5.06%	14.04%	3.31%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)	$10,726	$9,100	$4,376	$549
Ratio of expenses to average net assets after waivers^(3)(4)(5)(6)	0.74%	0.65%	0.08%	0.00%
Ratio of expenses to average net assets before waivers^	1.93%	2.16%	4.48%	12.42%
Ratio of net investment income to average net assets^(3)(4)(5)(6)	6.59%	5.96%	7.08%	6.20%
Portfolio turnover rate#	35.23%	43.05%	24.07%	11.50%

(1)	Per share net investment income (loss) has been calculated using the average daily shares method.

(2)

Net realized and unrealized gain/(loss) per share are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the statement of operations due to share transactions for the period.

(3)	This row reflects the impact, if any, of fee waivers or reimbursements by the Adviser and/or affiliated service providers.

(4)	The voluntary waiver, based on average net assets, amounted to 0.74% for the period May 1, 2023 (commencement of operations) through July 31, 2023.

(5)	The voluntary waiver, based on average net assets, amounted to 0.64% for the period August 1, 2023 through July 31, 2024.

(6)	The voluntary waiver, based on average net assets, amounted to 0.09% for the period August 1, 2024 through July 31, 2025.

+	Unaudited.

*	Commencement of operations.

^	Annualized for periods less than one year.

#	Not annualized for periods less than one year.

Total return represents the rate that an investor would have earned or lost on an investment in the Fund assuming reinvestment of all dividends and distributions.

The accompanying notes are an integral part of these financial statements.

The Integrity Funds | January 31, 2026

Financial Highlights

Integrity Growth & Income Fund, Class A

Selected per share data and ratios for the periods indicated

	Six Months	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended	Ended
	1/31/26+	7/31/25	7/31/24	7/31/23	7/31/22	7/31/21
NET ASSET VALUE, BEGINNING OF PERIOD	$108.69	$97.71	$82.11	$73.72	$80.95	$60.74

Income (loss) from investment operations:
Net investment income (loss)(1)	$0.02	$0.36	$0.64	$0.44	$0.16	$0.29
Net realized and unrealized gain (loss) on investments(2)	12.02	12.92	16.84	8.92	(6.83)	20.35
Total from investment operations	$12.04	$13.28	$17.48	$9.36	$(6.67)	$20.64

Less Distributions:
Dividends from net investment income	$(0.16)	$(0.48)	$(0.57)	$(0.38)	$(0.08)	$(0.41)
Distributions from net realized gains	(3.93)	(1.82)	(1.31)	(0.59)	(0.48)	(0.02)
Total distributions	$(4.09)	$(2.30)	$(1.88)	$(0.97)	$(0.56)	$(0.43)

NET ASSET VALUE, END OF PERIOD	$116.64	$108.69	$97.71	$82.11	$73.72	$80.95

Total Return (excludes any applicable sales charge)#	11.15%	13.80%	21.66%	12.98%	(8.37%)	34.11%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)	$68,939	$65,083	$61,511	$52,272	$49,909	$52,676
Ratio of expenses to average net assets after waivers^(3)	1.24%	1.24%	1.24%	1.24%	1.24%	1.24%
Ratio of expenses to average net assets before waivers^	1.74%	1.78%	1.77%	1.83%	1.80%	1.80%
Ratio of net investment income to average net assets^(3)	0.03%	0.36%	0.74%	0.60%	0.20%	0.41%
Portfolio turnover rate#	1.25%	8.86%	6.22%	4.29%	3.78%	11.22%

(1)	Per share net investment income (loss) has been calculated using the average daily shares method.

(2)

Net realized and unrealized gain/(loss) per share are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the statement of operations due to share transactions for the period.

(3)	This row reflects the impact, if any, of fee waivers or reimbursements by the Adviser and/or affiliated service providers.

+	Unaudited.

^	Annualized for periods less than one year.

#	Not annualized for periods less than one year.

Total return represents the rate that an investor would have earned or lost on an investment in the Fund assuming reinvestment of all dividends and distributions.

The accompanying notes are an integral part of these financial statements.

Financial Highlights

Integrity Growth & Income Fund, Class C

Selected per share data and ratios for the periods indicated

	Six Months	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended	Ended
	1/31/26+	7/31/25	7/31/24	7/31/23	7/31/22	7/31/21
NET ASSET VALUE, BEGINNING OF PERIOD	$104.52	$94.29	$79.36	$71.41	$78.94	$59.67

Income (loss) from investment operations:
Net investment income (loss)(1)	$(0.40)	$(0.38)	$(0.01)	$(0.11)	$(0.42)	$0.00 **
Net realized and unrealized gain (loss) on investments(2)	11.56	12.43	16.26	8.65	(6.63)	19.86
Total from investment operations	$11.16	$12.05	$16.25	$8.54	$(7.05)	$19.86

Less Distributions:
Dividends from net investment income	$0.00	$0.00	$(0.01)	$0.00	$0.00	$(0.57)
Distributions from net realized gains	(3.93)	(1.82)	(1.31)	(0.59)	(0.48)	(0.02)
Total distributions	$(3.93)	$(1.82)	$(1.32)	$(0.59)	$(0.48)	$(0.59)

NET ASSET VALUE, END OF PERIOD	$111.75	$104.52	$94.29	$79.36	$71.41	$78.94

Total Return (excludes any applicable sales charge)#	10.76%	12.94%	20.75%	12.14%	(9.05%)	33.44%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)	$9,607	$8,910	$7,957	$6,304	$5,655	$5,041
Ratio of expenses to average net assets after waivers^(3)	1.99%	1.99%	1.99%	1.99%	1.99%	1.85%
Ratio of expenses to average net assets before waivers^	2.49%	2.53%	2.52%	2.58%	2.55%	2.20%
Ratio of net investment income to average net assets^(3)	(0.72%)	(0.39%)	(0.02%)	(0.15%)	(0.55%)	0.00% **
Portfolio turnover rate#	1.25%	8.86%	6.22%	4.29%	3.78%	11.22%

(1)	Per share net investment income (loss) has been calculated using the average daily shares method.

(2)

Net realized and unrealized gain/(loss) per share are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the statement of operations due to share transactions for the period.

(3)	This row reflects the impact, if any, of fee waivers or reimbursements by the Adviser and/or affiliated service providers.

**	Amount is less than $0.005/less than 0.005%.

+	Unaudited.

^	Annualized for periods less than one year.

#	Not annualized for periods less than one year.

Total return represents the rate that an investor would have earned or lost on an investment in the Fund assuming reinvestment of all dividends and distributions.

The accompanying notes are an integral part of these financial statements.

Financial Highlights

Integrity Growth & Income Fund, Class I

Selected per share data and ratios for the periods indicated

	Six Months	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended	Ended
	1/31/26+	7/31/25	7/31/24	7/31/23	7/31/22	7/31/21
NET ASSET VALUE, BEGINNING OF PERIOD	$109.04	$98.01	$82.34	$73.85	$81.06	$60.80

Income (loss) from investment operations:
Net investment income (loss)(1)	$0.16	$0.62	$0.86	$0.62	$0.35	$0.48
Net realized and unrealized gain (loss) on investments(2)	12.07	12.96	16.88	8.94	(6.81)	20.37
Total from investment operations	$12.23	$13.58	$17.74	$9.56	$(6.46)	$20.85

Less Distributions:
Dividends from net investment income	$(0.44)	$(0.73)	$(0.76)	$(0.48)	$(0.27)	$(0.57)
Distributions from net realized gains	(3.93)	(1.82)	(1.31)	(0.59)	(0.48)	(0.02)
Total distributions	$(4.37)	$(2.55)	$(2.07)	$(1.07)	$(0.75)	$(0.59)

NET ASSET VALUE, END OF PERIOD	$116.90	$109.04	$98.01	$82.34	$73.85	$81.06

Total Return (excludes any applicable sales charge)#	11.29%	14.09%	21.95%	13.25%	(8.12%)	34.45%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)	$44,155	$40,009	$32,449	$25,634	$22,735	$24,784
Ratio of expenses to average net assets after waivers^(3)	0.99%	0.99%	0.99%	0.99%	0.99%	0.99%
Ratio of expenses to average net assets before waivers^	1.49%	1.53%	1.52%	1.58%	1.54%	1.55%
Ratio of net investment income to average net assets^(3)	0.28%	0.61%	0.99%	0.85%	0.45%	0.66%
Portfolio turnover rate#	1.25%	8.86%	6.22%	4.29%	3.78%	11.22%

(1)	Per share net investment income (loss) has been calculated using the average daily shares method.

(2)

Net realized and unrealized gain/(loss) per share are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the statement of operations due to share transactions for the period.

(3)	This row reflects the impact, if any, of fee waivers or reimbursements by the Adviser and/or affiliated service providers.

+	Unaudited.

^	Annualized for periods less than one year.

#	Not annualized for periods less than one year.

Total return represents the rate that an investor would have earned or lost on an investment in the Fund assuming reinvestment of all dividends and distributions.

The accompanying notes are an integral part of these financial statements.

Financial Highlights

Integrity High Income Fund, Class A

Selected per share data and ratios for the periods indicated

	Six Months	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended	Ended
	1/31/26+	7/31/25	7/31/24	7/31/23	7/31/22	7/31/21
NET ASSET VALUE, BEGINNING OF PERIOD	$7.63	$7.42	$7.13	$7.33	$8.13	$7.65

Income (loss) from investment operations:
Net investment income (loss)(1)	$0.20	$0.40	$0.39	$0.36	$0.31	$0.32
Net realized and unrealized gain (loss) on investments(2)	0.08	0.21	0.29	(0.20)	(0.80)	0.48
Total from investment operations	$0.28	$0.61	$0.68	$0.16	$(0.49)	$0.80

Less Distributions:
Dividends from net investment income	$(0.20)	$(0.40)	$(0.39)	$(0.36)	$(0.31)	$(0.32)
Total distributions	$(0.20)	$(0.40)	$(0.39)	$(0.36)	$(0.31)	$(0.32)

NET ASSET VALUE, END OF PERIOD	$7.71	$7.63	$7.42	$7.13	$7.33	$8.13

Total Return (excludes any applicable sales charge)#	3.71%	8.42%	9.78%	2.41%	(6.14%)	10.62%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)	$23,785	$22,812	$23,964	$22,891	$25,736	$26,725
Ratio of expenses to average net assets after waivers^(3)	1.09%	1.04%	0.99%	0.99%	0.99%	0.99%
Ratio of expenses to average net assets before waivers^	1.66%	1.66%	1.65%	1.68%	1.63%	1.63%
Ratio of net investment income to average net assets^(3)	5.18%	5.32%	5.32%	5.14%	3.99%	3.99%
Portfolio turnover rate#	12.50%	27.70%	25.60%	15.41%	21.04%	35.74%

(1)	Per share net investment income (loss) has been calculated using the average daily shares method.

(2)

Net realized and unrealized gain/(loss) per share are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the statement of operations due to share transactions for the period.

(3)	This row reflects the impact, if any, of fee waivers or reimbursements by the Adviser and/or affiliated service providers.

+	Unaudited.

^	Annualized for periods less than one year.

#	Not annualized for periods less than one year.

Total return represents the rate that an investor would have earned or lost on an investment in the Fund assuming reinvestment of all dividends and distributions.

The accompanying notes are an integral part of these financial statements.

Financial Highlights

Integrity High Income Fund, Class C

Selected per share data and ratios for the periods indicated

	Six Months	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended	Ended
	1/31/26+	7/31/25	7/31/24	7/31/23	7/31/22	7/31/21
NET ASSET VALUE, BEGINNING OF PERIOD	$7.63	$7.44	$7.15	$7.35	$8.15	$7.67

Income (loss) from investment operations:
Net investment income (loss)(1)	$0.17	$0.34	$0.33	$0.31	$0.25	$0.26
Net realized and unrealized gain (loss) on investments(2)	0.08	0.19	0.29	(0.20)	(0.80)	0.48
Total from investment operations	$0.25	$0.53	$0.62	$0.11	$(0.55)	$0.74

Less Distributions:
Dividends from net investment income	$(0.17)	$(0.34)	$(0.33)	$(0.31)	$(0.25)	$(0.26)
Total distributions	$(0.17)	$(0.34)	$(0.33)	$(0.31)	$(0.25)	$(0.26)

NET ASSET VALUE, END OF PERIOD	$7.71	$7.63	$7.44	$7.15	$7.35	$8.15

Total Return (excludes any applicable sales charge)#	3.32%	7.32%	8.95%	1.65%	(6.82%)	9.78%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)	$2,176	$2,269	$3,438	$3,364	$3,364	$3,776
Ratio of expenses to average net assets after waivers^(3)	1.84%	1.80%	1.74%	1.74%	1.74%	1.74%
Ratio of expenses to average net assets before waivers^	2.41%	2.42%	2.40%	2.43%	2.38%	2.38%
Ratio of net investment income to average net assets^(3)	4.43%	4.56%	4.57%	4.39%	3.24%	3.24%
Portfolio turnover rate#	12.50%	27.70%	25.60%	15.41%	21.04%	35.74%

(1)	Per share net investment income (loss) has been calculated using the average daily shares method.

(2)

Net realized and unrealized gain/(loss) per share are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the statement of operations due to share transactions for the period.

(3)	This row reflects the impact, if any, of fee waivers or reimbursements by the Adviser and/or affiliated service providers.

+	Unaudited.

^	Annualized for periods less than one year.

#	Not annualized for periods less than one year.

Total return represents the rate that an investor would have earned or lost on an investment in the Fund assuming reinvestment of all dividends and distributions.

The accompanying notes are an integral part of these financial statements.

Financial Highlights

Integrity High Income Fund, Class I

Selected per share data and ratios for the periods indicated

	Six Months	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended	Ended
	1/31/26+	7/31/25	7/31/24	7/31/23	7/31/22	7/31/21
NET ASSET VALUE, BEGINNING OF PERIOD	$7.63	$7.41	$7.12	$7.32	$8.13	$7.64

Income (loss) from investment operations:
Net investment income (loss)(1)	$0.21	$0.42	$0.40	$0.38	$0.33	$0.34
Net realized and unrealized gain (loss) on investments(2)	0.07	0.22	0.29	(0.20)	(0.81)	0.49
Total from investment operations	$0.28	$0.64	$0.69	$0.18	$(0.48)	$0.83

Less Distributions:
Dividends from net investment income	$(0.21)	$(0.42)	$(0.40)	$(0.38)	$(0.33)	$(0.34)
Total distributions	$(0.21)	$(0.42)	$(0.40)	$(0.38)	$(0.33)	$(0.34)

NET ASSET VALUE, END OF PERIOD	$7.70	$7.63	$7.41	$7.12	$7.32	$8.13

Total Return (excludes any applicable sales charge)#	3.71%	8.84%	10.06%	2.66%	(6.04%)	11.04%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)	$20,530	$21,632	$21,185	$22,577	$24,286	$26,652
Ratio of expenses to average net assets after waivers^(3)	0.84%	0.79%	0.74%	0.74%	0.74%	0.74%
Ratio of expenses to average net assets before waivers^	1.41%	1.41%	1.40%	1.43%	1.38%	1.37%
Ratio of net investment income to average net assets^(3)	5.43%	5.57%	5.57%	5.39%	4.24%	4.24%
Portfolio turnover rate#	12.50%	27.70%	25.60%	15.41%	21.04%	35.74%

(1)	Per share net investment income (loss) has been calculated using the average daily shares method.

(2)

Net realized and unrealized gain/(loss) per share are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the statement of operations due to share transactions for the period.

(3)	This row reflects the impact, if any, of fee waivers or reimbursements by the Adviser and/or affiliated service providers.

+	Unaudited.

^	Annualized for periods less than one year.

#	Not annualized for periods less than one year.

Total return represents the rate that an investor would have earned or lost on an investment in the Fund assuming reinvestment of all dividends and distributions.

The accompanying notes are an integral part of these financial statements.

The Integrity Funds | January 31, 2026

Financial Highlights

Integrity Mid-North American Resources Fund, Class A

Selected per share data and ratios for the periods indicated

	Six Months	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended	Ended
	1/31/26+	7/31/25	7/31/24	7/31/23	7/31/22	7/31/21
NET ASSET VALUE, BEGINNING OF PERIOD	$6.51	$5.77	$5.30	$5.07	$3.74	$2.59

Income (loss) from investment operations:
Net investment income (loss)(1)	$0.01	$0.05	$0.07	$0.08	$0.06	$0.04
Net realized and unrealized gain (loss) on investments(2)	1.13	0.74	0.47	0.23	1.33	1.15
Total from investment operations	$1.14	$0.79	$0.54	$0.31	$1.39	$1.19

Less Distributions:
Dividends from net investment income	$(0.02)	$(0.04)	$(0.07)	$(0.08)	$(0.06)	$(0.04)
Distributions from return of capital	0.00	(0.01)	0.00	0.00	0.00	0.00 **
Total distributions	$(0.02)	$(0.05)	$(0.07)	$(0.08)	$(0.06)	$(0.04)

NET ASSET VALUE, END OF PERIOD	$7.63	$6.51	$5.77	$5.30	$5.07	$3.74

Total Return (excludes any applicable sales charge)#	17.49%	13.89%	10.31%	6.23%	37.38%	46.40%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)	$89,575	$81,004	$79,047	$87,706	$95,211	$80,091
Ratio of expenses to average net assets after waivers and recoupment^(3)	1.50%	1.50%	1.50%	1.50%	1.50%	1.50%
Ratio of expenses to average net assets before waivers and recoupment^	1.48%	1.50%	1.60%	1.56%	1.50%	1.60%
Ratio of net investment income to average net assets^(3)	0.41%	0.81%	1.25%	1.57%	1.36%	1.18%
Portfolio turnover rate#	29.40%	63.34%	50.88%	41.75%	51.12%	71.19%

(1)	Per share net investment income (loss) has been calculated using the average daily shares method.

(2)

Net realized and unrealized gain/(loss) per share are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the statement of operations due to share transactions for the period.

(3)	This row reflects the impact, if any, of fee waivers or reimbursements by the Adviser and/or affiliated service providers.

**	Amount is less than $0.005.

+	Unaudited.

^	Annualized for periods less than one year.

#	Not annualized for periods less than one year.

Total return represents the rate that an investor would have earned or lost on an investment in the Fund assuming reinvestment of all dividends and distributions.

The accompanying notes are an integral part of these financial statements.

Financial Highlights

Integrity Mid-North American Resources Fund, Class C

Selected per share data and ratios for the periods indicated

	Six Months		Year		Year	Year	Year	Year
	Ended		Ended		Ended	Ended	Ended	Ended
	1/31/26+		7/31/25		7/31/24	7/31/23	7/31/22	7/31/21
NET ASSET VALUE, BEGINNING OF PERIOD	$6.46		$5.73		$5.26	$5.04	$3.71	$2.57

Income (loss) from investment operations:
Net investment income (loss)(1)	$0.00		$0.02		$0.04	$0.05	$0.04	$0.02
Net realized and unrealized gain (loss) on investments(2)	1.12		0.73		0.47	0.22	1.32	1.14
Total from investment operations	$1.12		$0.75		$0.51	$0.27	$1.36	$1.16

Less Distributions:
Dividends from net investment income	$0.00	**	$(0.02)		$(0.04)	$(0.05)	$(0.03)	$(0.02)
Distributions from return of capital	0.00		0.00	**	0.00	0.00	0.00	0.00 **
Total distributions	$0.00		$(0.02)		$(0.04)	$(0.05)	$(0.03)	$(0.02)

NET ASSET VALUE, END OF PERIOD	$7.58		$6.46		$5.73	$5.26	$5.04	$3.71

Total Return (excludes any applicable sales charge)#	17.38%		13.20%		9.82%	5.50%	36.90%	45.65%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)	$3,728		$2,920		$4,426	$6,571	$8,893	$9,451
Ratio of expenses to average net assets after waivers and recoupment^(3)	2.00%		2.00%		2.00%	2.00%	2.00%	2.00%
Ratio of expenses to average net assets before waivers and recoupment^	1.98%		2.01%		2.10%	2.06%	2.00%	2.10%
Ratio of net investment income to average net assets^(3)	(0.09%)		0.30%		0.75%	1.07%	0.85%	0.68%
Portfolio turnover rate#	29.40%		63.34%		50.88%	41.75%	51.12%	71.19%

(1)	Per share net investment income (loss) has been calculated using the average daily shares method.

(2)

Net realized and unrealized gain/(loss) per share are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the statement of operations due to share transactions for the period.

(3)	This row reflects the impact, if any, of fee waivers or reimbursements by the Adviser and/or affiliated service providers.

**	Amount is less than $0.005.

+	Unaudited.

^	Annualized for periods less than one year.

#	Not annualized for periods less than one year.

Total return represents the rate that an investor would have earned or lost on an investment in the Fund assuming reinvestment of all dividends and distributions.

The accompanying notes are an integral part of these financial statements.

Financial Highlights

Integrity Mid-North American Resources Fund, Class I

Selected per share data and ratios for the periods indicated

	Six Months	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended	Ended
	1/31/26+	7/31/25	7/31/24	7/31/23	7/31/22	7/31/21
NET ASSET VALUE, BEGINNING OF PERIOD	$6.45	$5.72	$5.25	$5.03	$3.71	$2.57

Income (loss) from investment operations:
Net investment income (loss)(1)	$0.03	$0.08	$0.09	$0.10	$0.08	$0.06
Net realized and unrealized gain (loss) on investments(2)	1.12	0.73	0.48	0.22	1.32	1.14
Total from investment operations	$1.15	$0.81	$0.57	$0.32	$1.40	$1.20

Less Distributions:
Dividends from net investment income	$(0.03)	$(0.07)	$(0.10)	$(0.10)	$(0.08)	$(0.06)
Distributions from return of capital	0.00	(0.01)	0.00	0.00	0.00	0.00 **
Total distributions	$(0.03)	$(0.08)	$(0.10)	$(0.10)	$(0.08)	$(0.06)

NET ASSET VALUE, END OF PERIOD	$7.57	$6.45	$5.72	$5.25	$5.03	$3.71

Total Return (excludes any applicable sales charge)#	17.95%	14.42%	10.96%	6.65%	38.17%	47.12%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)	$74,849	$51,274	$39,346	$44,404	$42,940	$19,839
Ratio of expenses to average net assets after waivers and recoupment^(3)	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%
Ratio of expenses to average net assets before waivers and recoupment^	0.98%	1.00%	1.10%	1.06%	1.00%	1.08%
Ratio of net investment income to average net assets^(3)	0.91%	1.31%	1.75%	2.07%	1.86%	1.68%
Portfolio turnover rate#	29.40%	63.34%	50.88%	41.75%	51.12%	71.19%

(1)	Per share net investment income (loss) has been calculated using the average daily shares method.

(2)

Net realized and unrealized gain/(loss) per share are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the statement of operations due to share transactions for the period.

(3)	This row reflects the impact, if any, of fee waivers or reimbursements by the Adviser and/or affiliated service providers.

**	Amount is less than $0.005.

+	Unaudited.

^	Annualized for periods less than one year.

#	Not annualized for periods less than one year.

Total return represents the rate that an investor would have earned or lost on an investment in the Fund assuming reinvestment of all dividends and distributions.

The accompanying notes are an integral part of these financial statements.

Financial Highlights

Integrity Short Term Government Fund, Class A

Selected per share data and ratios for the periods indicated

	Six Months	Year	Year	Year		Year	Year
	Ended	Ended	Ended	Ended		Ended	Ended
	1/31/26+	7/31/25	7/31/24	7/31/23		7/31/22	7/31/21
NET ASSET VALUE, BEGINNING OF PERIOD	$8.75	$8.52	$8.23	$8.43		$8.98	$9.22

Income (loss) from investment operations:
Net investment income (loss)(1)	$0.14	$0.31	$0.30	$0.00	**	$0.07	$0.19
Net realized and unrealized gain (loss) on investments(2)	0.17	0.24	0.30	(0.18)		(0.47)	(0.14)
Total from investment operations	$0.31	$0.55	$0.60	$(0.18)		$(0.40)	$0.05

Less Distributions:
Dividends from net investment income	$(0.15)	$(0.32)	$(0.31)	$(0.02)		$(0.15)	$(0.29)
Total distributions	$(0.15)	$(0.32)	$(0.31)	$(0.02)		$(0.15)	$(0.29)

NET ASSET VALUE, END OF PERIOD	$8.91	$8.75	$8.52	$8.23		$8.43	$8.98

Total Return (excludes any applicable sales charge)#	3.51%	6.55%	7.49%	(2.08%)		(4.51%)	0.50%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)	$416	$462	$275	$308		$703	$724
Ratio of expenses to average net assets after waivers^(3)	0.80%	0.80%	0.80%	0.80%		0.80%	0.80%
Ratio of expenses to average net assets before waivers^	1.07%	1.09%	1.19%	1.33%		1.18%	1.17%
Ratio of net investment income to average net assets^(3)	3.21%	3.56%	3.65%	(0.10%)		0.84%	2.14%
Portfolio turnover rate#	77.89%	113.27%	57.27%	60.63%		51.52%	140.79%

(1)	Per share net investment income (loss) has been calculated using the average daily shares method.

(2)

Net realized and unrealized gain/(loss) per share are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the statement of operations due to share transactions for the period.

(3)	This row reflects the impact, if any, of fee waivers or reimbursements by the Adviser and/or affiliated service providers.

**	Amount is less than ($0.005)

+	Unaudited.

^	Annualized for periods less than one year.

#	Not annualized for periods less than one year.

Total return represents the rate that an investor would have earned or lost on an investment in the Fund assuming reinvestment of all dividends and distributions.

The accompanying notes are an integral part of these financial statements.

Financial Highlights

Integrity Short Term Government Fund, Class I

Selected per share data and ratios for the periods indicated

	Six Months	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended	Ended
	1/31/26+	7/31/25	7/31/24	7/31/23	7/31/22	7/31/21
NET ASSET VALUE, BEGINNING OF PERIOD	$8.76	$8.53	$8.24	$8.44	$8.98	$9.22

Income (loss) from investment operations:
Net investment income (loss)(1)	$0.16	$0.33	$0.32	$0.01	$0.09	$0.22
Net realized and unrealized gain (loss) on investments(2)	0.16	0.24	0.30	(0.18)	(0.46)	(0.15)
Total from investment operations	$0.32	$0.57	$0.62	$(0.17)	$(0.37)	$0.07

Less Distributions:
Dividends from net investment income	$(0.16)	$(0.34)	$(0.33)	$(0.03)	$(0.17)	$(0.31)
Total distributions	$(0.16)	$(0.34)	$(0.33)	$(0.03)	$(0.17)	$(0.31)

NET ASSET VALUE, END OF PERIOD	$8.92	$8.76	$8.53	$8.24	$8.44	$8.98

Total Return (excludes any applicable sales charge)#	3.64%	6.81%	7.75%	(1.97%)	(4.18%)	0.75%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)	$39,666	$31,916	$16,575	$14,704	$19,609	$31,576
Ratio of expenses to average net assets after waivers^(3)	0.55%	0.55%	0.55%	0.55%	0.55%	0.55%
Ratio of expenses to average net assets before waivers^	0.82%	0.84%	0.94%	1.08%	0.93%	0.93%
Ratio of net investment income to average net assets^(3)	3.46%	3.81%	3.90%	0.15%	1.09%	2.38%
Portfolio turnover rate#	77.89%	113.27%	57.27%	60.63%	51.52%	140.79%

(1)	Per share net investment income (loss) has been calculated using the average daily shares method.

(2)

Net realized and unrealized gain/(loss) per share are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the statement of operations due to share transactions for the period.

(3)	This row reflects the impact, if any, of fee waivers or reimbursements by the Adviser and/or affiliated service providers.

+	Unaudited.

^	Annualized for periods less than one year.

#	Not annualized for periods less than one year.

Total return represents the rate that an investor would have earned or lost on an investment in the Fund assuming reinvestment of all dividends and distributions.

The accompanying notes are an integral part of these financial statements.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies

There were no changes in or disagreements with Cohen during the period covered by the report.

Item 9. Proxy Disclosures for Open-End Management Investment Companies

There were no matters submitted during the period covered by the report to a vote of shareholders, through the solicitation of proxies or otherwise.

Item 10. Remuneration Paid to Directors, Officers, and Others for Open-End Management Investment Companies

As of January 31, 2026, Trustees who are not considered to be “interested persons,” as that term is defined in the 1940 Act, of The Integrity Funds (the “Independent Trustees”) are paid an annual fee of $31,500 for service as trustee on the boards of the trusts in the Fund Complex (the Registrant and Viking Mutual Funds). In addition, each Independent Trustee is entitled to receive a fee of $3,500 for attendance at each meeting of the Board of Trustees (whether attendance is telephonic or in person) that is not on the regular Board of Trustees meeting schedule. For the fiscal year ended July 31, 2025, the aggregate remuneration paid by the Trust to the Independent Trustees was $67,540. In addition, for the fiscal year ended July 31, 2025, Brent M. Wheeler was paid by the Trust an aggregate amount of $94,530 for service to the Fund Complex as Mutual Fund Chief Compliance Officer.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract

At a meeting held on November 7, 2025, the Board of Trustees (the “Board” or the “Trustees”) of the Integrity Funds (the “Trust”), including a majority of the trustees who are not parties to such investment advisory or sub-advisory agreement or “interested persons” of any such party (the “Independent Trustees”), unanimously determined to renew the Investment Advisory Agreement (the “Advisory Agreement”), between the Trust, on behalf of its series (each, a “Fund,” and together, the “Funds”), and Viking Fund Management, LLC (“Viking” or the “Adviser”) and the Investment Sub-Advisory Agreements (the “Sub-Advisory Agreements”), between the Adviser and J.P. Morgan Investment Management Inc. (“JPMIM”) with respect to Integrity High Income Fund, and between the Adviser and M.D. Sass Investors Services, Inc. (“M.D. Sass”) with respect to Integrity Short Term Government Fund (JPMIM and M.D. Sass, each a “Sub-Adviser”). The Board considered information received and discussions held at the November 7, 2025 Board meeting and, with respect to the Independent Trustees, discussions held at the October 13, 2025 meeting of the Governance Committee.

In determining whether it was appropriate to renew the Advisory Agreement and the Sub-Advisory Agreements, the Trustees requested and reviewed information provided by the Adviser, and the Sub-Advisers of Integrity High Income Fund and Integrity Short Term Government Fund, that they believed to be reasonably necessary to reach their conclusions. The Independent Trustees also received advice from their independent counsel on the issues to focus on during contract renewals. In connection with the renewal of the Advisory for each Fund and Sub-Advisory Agreements for the applicable Funds, the Board reviewed factors set out in judicial decisions and Securities and Exchange Commission disclosure rules relating to the renewal of advisory contracts, which include, but are not limited to, the following:

(a)	the nature, extent and quality of services provided to the Fund;

(b)	the various personnel furnishing such services and their duties and qualifications;

(c)	the Fund’s investment performance as compared to standardized industry performance data;

(d)	the costs and profitability of furnishing the investment management services to the Fund;

(e)	the extent to which the Adviser or Sub-Adviser realizes economies of scale as the Fund grows larger and whether fee levels reflect these economies of scale for the benefit of Fund shareholders;

(f)	an analysis of the rates charged by other investment advisers to similar funds;

(g)	the expense ratios of the Fund as compared to data for comparable funds; and

(h)

information with respect to all benefits to the Adviser and, if applicable, the Sub-Adviser associated with its relationship with the Fund, including an analysis of so-called “fallout” benefits or indirect profits to the Adviser from its relationship to the Fund.

The Integrity Funds | January 31, 2026

In reviewing the Advisory Agreement with the Trust on behalf of the Funds, the Trustees considered, among other things, the advisory fees, each Fund’s past performance, the nature, extent and quality of the services provided, the profitability of the Adviser and its affiliates that provide services to the Funds (costs and profits from furnishing services to each Fund), and the contractual expense limitations agreed to by the Adviser with respect to Fund expenses. The Trustees also considered any ancillary benefits to the Adviser and its affiliates for services provided to each Fund. The Trustees did not identify any single factor discussed above as all-important or controlling. The Trustees also considered the Adviser’s commitment to contractually or voluntarily limit Fund expenses, skills and capabilities of the personnel of the Adviser, and the representations from the Adviser that the Funds’ portfolio managers will continue to manage each Fund in substantially the same way as it had been managed.

The following paragraphs summarize the material information and factors considered by the Trustees, including the Independent Trustees, as well as their conclusions relative to such factors in considering the renewal of the Advisory Agreement:

Nature, extent and quality of services. The Board considered that the Adviser currently provides services to 12 funds with investment strategies ranging from non-diversified sector funds to broad-based equity funds to municipal funds. The Board also considered that the Adviser has a strong culture of compliance and provides quality services. The Board noted that the expertise of the Adviser is attributable to its long-term focus on managing investment companies which have the potential to enhance the Funds’ future performance. They considered the background and experience of the Adviser personnel. The Board discussed the depth of the portfolio management team, and the Adviser’s approach to overseeing the sub-advisers. Based on the information provided, the Board determined that the overall nature, extent and quality of the services provided by the Adviser have historically been, and continue to be, adequate and appropriate.

Investment performance. The Board considered the total return history and category rankings of each Fund, according to Morningstar data, as well as additional information and commentary of the Adviser regarding the reasons for variances between Fund performance and peer performance. In this regard, the Board made the following observations:

As of September 30, 2025, the Morningstar risk rating for: (1) Class A shares of Integrity Growth & Income Fund was above average for the 3- and 5-year periods and average for the 10-year period; (2) Class A shares of Integrity Mid-North American Resources Fund was above average for the 3- and 5-year periods and average for the 10-year period; (3) Class A shares of Integrity High Income Fund was average for the 3-, 5-, and 10-year periods; (4) Class A shares of Integrity Dividend Harvest Fund was rated as below average for the 3- and 5-year periods and low for the 10-year period; and (5) Class I shares of Integrity Short Term Government Fund was above average for the 3- and 10-year periods and above average for the 5-year period. Integrity Dividend Summit Fund had no rating due to its limited operating history, and while short term performance trailed the category, the performance period was too short to be meaningful.

As of September 30, 2025, the Morningstar return rating for: (1) Class A shares of Integrity Growth & Income Fund was above average for the 3-year period, below average for the 5-year period, and average for the 10-year period; (2) Class A shares of Integrity Mid-North American Resources Fund was above average for the 3-year period, and average for the 5- and 10-year periods; (3) Class A shares of Integrity High Income Fund was average for the 3- and 5-year periods, and above average for the 10-year period; (4) Class A shares of Integrity Dividend Harvest Fund was above average for the 3-, 5-, and 10-year periods; and (5) Class I shares of Integrity Short Term Government Fund was high for the 3- and 10-year periods, and above average for the 5-year period. Integrity Dividend Summit Fund had no rating due to its limited operating history.

As of September 30, 2025, the Fund performance for: (1) Class A shares of Integrity Growth & Income Fund was below its index for the 1-, 3-, 5- and 10-year periods, and, above its category median for the 3-year period, and below the median for the 1-, 5-, and 10-year periods; (2) Class A shares of Integrity Mid-North American Resources Fund was above its index for the 1- and 3-year periods and below its index for the 5- and 10-year periods, and above its category median for the 1-, 3-, 5-, and 10-year periods; (3) Class A shares of Integrity High Income Fund was below its index for the 1-, 3- 5- and 10-year periods, and above its category median for the 1- and 10-year periods and below its category median for the 3- and 5-year periods; (4) Class A shares of Integrity Dividend Harvest Fund was above its index for the 1-year period and below its index for the 3-, 5-, and 10-year periods; and above its category median for the 1-, 3-, 5-, and 10-year periods; and (5) Class I shares of Integrity Short Term Government Fund was above its index for the 1-, 3-, 5-, 10-year periods, and above its category median for the 1-, 3-, 5-, and 10-year periods. Integrity Dividend Summit Fund was below its index and below its category median for the 1-year period, and had no performance information for the other covered periods due to its limited operating history. The Board determined that the performance of each Fund was satisfactory and that each Fund has sought to meet its investment objective(s) pursuant to its principal investment strategies.

Profitability. In connection with its review of advisory fees, the Board also considered the profitability to the Adviser and its affiliates from their relationship with the Funds. In this regard, the Board received information regarding the financial condition of the Adviser and the distributor for the calendar year ended December 31, 2024 and the six months ended June 30, 2025. The Board also received Fund-by-Fund profitability information, which included fees and expenses of the Adviser as well as the affiliated distributor and transfer agent. Based on the information provided, the Board concluded that the level of profitability under the Advisory Agreement was not unreasonable in light of the services provided and taking into account fees and expenses of affiliated service providers to the Funds.

The Integrity Funds | January 31, 2026

Economies of scale. The Board considered whether there were economies of scale with respect to management of the Funds and whether the Adviser had benefitted from any economies of scale. In this regard, the Board considered information regarding each Fund’s size and noted that the size of each Fund had not reached an asset level at which the Adviser would materially benefit from economies of scale. The Board also noted that each Fund’s expenses are managed pursuant to a contractual expense limitation. The Board determined that the advisory fees are structured appropriately based on the size of the respective Fund.

Analysis of the rates charged by other investment advisers to similar funds. The Board considered that a comparison of the advisory fees charged by the Adviser with respect to the Funds to advisory fees charged by other investment advisers to other funds with a similar investment strategy and size, as compiled by the Adviser, reflected that the fees charged by the Adviser for each fund are comparable to those charged by other investment advisers to other similar funds.

Expense ratios of the Fund as compared to data for comparable funds. The Board considered that a comparison of the net annual operating expense for Class A and Class I shares of each Fund to other funds with a similar investment strategy and within fund complexes of similar size, as compiled by the Adviser, reflected that (1) the net operating expense ratio of 1.09% for Class A shares, and 0.84% for Class I shares of Integrity High Income Fund is comparable to that of other similar funds; (2) the net operating expense ratio of 1.24% for Class A shares and 0.99% for Class I shares of Integrity Growth & Income Fund is comparable to that of other similar funds; (3) the net operating expense ratio of 0.95% for Class A shares and 0.70% for Class I shares of Integrity Dividend Harvest Fund is comparable to that of other similar funds; (4) the net operating expense ratio of 1.50% for Class A shares and 1.00% for Class I shares of Integrity Mid-North American Resources Fund is comparable to that of other similar funds; (5) the net operating expense ratio of 0.99% for Class A shares and 0.74% for Class I shares of Integrity Dividend Summit Fund is comparable to that of other similar funds; and (6) the net operating expense ratio of 0.80% for Class A shares and 0.55% for Class I shares of Integrity Short Term Government Funds is comparable to that of other similar funds. The Board considered information provided by the Adviser regarding the limitations of certain peer group comparisons.

Information with respect to all benefits to the Adviser associated with the Fund, including an analysis of so-called “fallout” benefits or indirect profits to the Adviser from its relationship to the Fund. The Board noted that the Adviser and its affiliates do not realize material direct benefits from their relationship to the Funds except for fees earned for services provided. The Board considered that the Adviser uses an internal model to provide services to the Funds and that the Adviser or its affiliates provide most services to the Funds including distribution and transfer agency services. In addition, the Board considered the Adviser’s soft dollar arrangements with respect to securities trading in the Funds (other than Integrity High Income Fund), noting that the Adviser obtains research, security data, analytics and portfolio screening through such arrangements. With respect to Integrity High Income Fund and Integrity Short Term Government Fund, the Board noted that the Adviser currently engages an unaffiliated Sub-Adviser, and therefore the Adviser will not benefit from the Sub-Advisers’ use of soft dollars, if any.

In voting unanimously to renew the Advisory Agreement, the Board did not identify any single factor as being of paramount importance. The Board unanimously determined that, after considering all relevant factors, the renewal of the Advisory Agreement is in the best interests of each of the Funds and that the advisory fees are reasonable considering the nature, extent and quality of services provided by the Adviser.

Sub-Advisory Agreement with JPMIM

In determining whether it was appropriate to renew the Sub-Advisory Agreement between the Adviser and JPMIM with respect to Integrity High Income Fund, the Trustees requested and reviewed information, provided by JPMIM, that they believed to be reasonably necessary to reach their conclusion. The following paragraphs summarize the material information and factors considered by the Trustees, including the Independent Trustees, as well as their conclusions relative to such factors in considering the renewal of the Sub-Advisory Agreement:

Nature, extent and quality of services. In reviewing the Sub-Advisory Agreement, the Board considered the nature, extent and quality of services provided by JPMIM. In this regard, the Board considered that, under the Sub-Advisory Agreement, JPMIM is responsible for investment decision-making, brokerage and execution, risk management and compliance, while the Adviser is responsible for regulatory filings, proxy voting, marketing and distribution, and risk management and compliance oversight. The Board noted the history and investment experience of JPMIM and reviewed the qualifications, background and responsibilities of its portfolio managers and certain other relevant personnel. The Board considered JPMIM’s significant expertise in managing high yield corporate bond portfolios. The Board also considered the reputation and resources of JPMIM. In light of the information presented and the considerations made, the Board concluded that the nature, extent and quality of services provided to the Fund by JPMIM have been, and continue to be, adequate and appropriate.

Analysis of the rates charged by Sub-Adviser to similar funds. The Board considered that a comparison of the sub-advisory fees paid to JPMIM as compared to fees paid by other similar funds and accounts sub-advised by JPMIM reflected that the fees charged by the Sub-Adviser with respect to the Fund are comparable to those charged by the Sub-Adviser to other similar funds and accounts for similar services. Based on the information provided, the Board concluded that the sub-advisory fees are reasonable in light of the nature, extent and quality of services provided by the Sub-Adviser.

Profitability. The Board received and considered financial statements of JPMIM. The Board considered that JPMIM was part of a large global organization and that the revenues from its relationship with the Fund constituted a small portion of its overall revenues. Accordingly, the Board determined that the profitability to JPMIM was not a material factor in its consideration and it evaluated profitability at the overall Fund level.

The Integrity Funds | January 31, 2026

Economies of scale. The Board considered the extent to which economies of scale had been and could be realized by the Sub-Adviser. The Board considered the current and potential asset size of the Fund and concluded that at this time the potential for realizing economies of scale is limited.

Information with respect to all benefits to the Sub-Adviser associated with the Fund, including an analysis of so-called “fallout” benefits or indirect profits to the Sub-Adviser from its relationship to the Fund. The Board noted that the Sub-Adviser does not realize material direct benefits from its relationship to the Fund except for fees earned for services provided as sub-adviser. The Board also considered that the Sub-Adviser does not participate in soft dollar arrangements from securities trading in the Fund or receive other indirect material benefits from its relationship with the Fund.

In voting unanimously to renew the Sub-Advisory Agreement, the Trustees did not identify any single factor as being of paramount importance. The Trustees unanimously determined that, after considering all relevant factors, the renewal of the Sub-Advisory Agreement is in the best interests of the Fund and that the sub-advisory fees are reasonable considering the nature, extent and quality of services provided by the Sub-Adviser.

Sub-Advisory Agreement with M.D. Sass

In determining whether it was appropriate to renew the Sub-Advisory Agreement between the Adviser and M.D. Sass with respect to the Integrity Short Term Government Fund, the Trustees requested and reviewed information, provided by M.D. Sass, that they believed to be reasonably necessary to reach their conclusion. The following paragraphs summarize the material information and factors considered by the Trustees, including the Independent Trustees, as well as their conclusions relative to such factors in considering the approval of the Sub-Advisory Agreement:

Nature, extent and quality of services. In reviewing the Sub-Advisory Agreement, the Board considered the nature, extent and quality of services provided by M.D. Sass. In this regard, the Board considered that, under the Sub-Advisory Agreement, M.D. Sass is responsible for investment decision-making, brokerage and execution, risk management and compliance, while the Adviser is responsible for regulatory filings, proxy voting, marketing and distribution, and risk management and compliance oversight. The Board considered information regarding the history and organizational structure of M.D. Sass, investment experience, qualifications, background and responsibilities of its portfolio managers and certain other relevant personnel, the historical performance of the Integrity Short Term Government Fund’s predecessor fund for which M.D. Sass served as investment adviser, and the investment process of M.D. Sass. The Board considered M.D. Sass’s significant expertise in managing government bond portfolios. The Board also considered the reputation and resources of M.D. Sass. In light of the information presented and the considerations made, the Board concluded that the nature, extent and quality of services provided to the Fund by M.D. Sass have been, and continue to be, adequate and appropriate.

Analysis of the rates charged by Sub-Adviser to similar funds. The Board considered that a comparison of the sub-advisory fees paid to M.D. Sass as compared to fees paid by other similar funds and accounts advised by M.D. Sass reflected that the fees charged by the Sub-Adviser with respect to the Fund are comparable to those charged by the Sub-Adviser to other similar funds and accounts for similar services. Based on the information provided, the Board concluded that the sub-advisory fees are reasonable in light of the nature, extent and quality of services provided by the Sub-Adviser.

Profitability. The Board considered that the revenues from M.D. Sass’s relationship with the Fund constituted a relatively small portion of its overall revenues in light of the relatively small size of the Fund. Accordingly, the Board determined that the profitability to M.D. Sass was not a material factor in its consideration and it evaluated profitability at the overall Fund level.

Economies of scale. The Board considered the extent to which economies of scale had been and could be realized by the Sub-Adviser. The Board considered the current and potential asset size of the Fund and concluded that at this time the potential for realizing economies of scale is limited.

Information with respect to all benefits to the Sub-Adviser associated with the Fund, including an analysis of so-called “fallout” benefits or indirect profits to the Sub-Adviser from its relationship to the Fund. The Board noted that the Sub-Adviser does not realize material direct benefits from its relationship to the Fund except for fees earned for services provided as sub-adviser. The Board also considered that the Sub-Adviser does not participate in soft dollar arrangements from securities trading in the Fund or receive other indirect material benefits from its relationship with the Fund.

In voting unanimously to approve the Sub-Advisory Agreement, the Trustees did not identify any single factor as being of paramount importance. The Trustees unanimously determined that, after considering all relevant factors, the renewal of the Sub-Advisory Agreement is in the best interests of the Fund and that the sub-advisory fees are reasonable considering the nature, extent and quality of services provided by the Sub-Adviser.

The Integrity Funds | January 31, 2026

Item 12. Disclosures of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 13. Portfolio Managers for Closed-End Management Investment Companies

Not applicable.

Item 14. Purchases of Equity Securities for Closed-End Management Investment Companies

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees in the last fiscal half-year.

Item 16. Controls and Procedures

(a)

Based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this Form N-CSR (the “Report”), the Registrant’s principal executive officer and principal financial officer believe that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) are effectively designed to ensure that information required to be disclosed by the Registrant in the Report is recorded, processed, summarized and reported by the filing date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the Registrant’s principal executive officer and principal financial officer who are making certifications in the Report, as appropriate, to allow timely decisions regarding required disclosure.

(b)

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 18. Recover of Erroneously Awarded Compensation

Not applicable.

Item 19. Exhibits

(a)	(1)	The Registrant’s code of ethics filed pursuant to Item 2 of the N-CSR was filed with the Registrant’s annual N-CSR.

	(2)	Certification pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 is filed and attached hereto.

	(3)	Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 is filed and attached hereto.

The Integrity Funds | January 31, 2026

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Integrity Funds

By: /s/ Shannon D. Radke
Shannon D. Radke
Principal Executive Officer

March 16, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Shannon D. Radke
Shannon D. Radke
Principal Executive Officer

March 16, 2026

By: /s/ Shelly Nahrstedt
Shelly Nahrstedt
Principal Financial Officer

March 16, 2026

The Integrity Funds | January 31, 2026